[LETTERHEAD]

July 7, 1997

Dear Shareholders:

    SunAmerica Equity Funds is proposing to transfer all of the assets and liabilities of the Global Balanced Fund to the International Equity Portfolio, one of the portfolios in SunAmerica's Style Select Series. If this reorganization is approved, your Global Balanced Fund shares will be exchanged for shares of the International Equity Portfolio in the same class and in the same aggregate dollar amount without Federal income tax consequences.

To help you decide your vote, we have anticipated and answered the most commonly asked questions regarding this reorganization.

Q:  WHAT IS THE PURPOSE OF THE PROXY SOLICITATION?

A: For the reorganization to be achieved, a majority of the Global Balanced
   Fund's outstanding shares must be represented either by proxy or in person at the Special Meeting of Shareholders, and a majority of those shares must approve of the proposal. Thus, we are asking for your vote. A Notice of Meeting, Proxy Statement and Prospectus, Style Select Series Prospectus, and Proxy Card are enclosed for your careful review.

Q:  WHAT IS SUNAMERICA'S RECOMMENDATION?

A: The Board of Trustees of the SunAmerica Equity Funds, including the independent Trustees, believes that the reorganization is in the best interests of the shareholders of the Global Balanced Fund. They unanimously recommend that the shareholders of the Global Balanced Fund vote FOR the reorganization.

Q:  HOW DO THE INTERNATIONAL EQUITY PORTFOLIO AND THE GLOBAL BALANCED FUND
    COMPARE?

A: There are three primary differences between the two funds. First, the International Equity Portfolio invests in securities of issuers in countries other than the United States, while the Global Balanced Fund invests in both foreign and domestic securities. Second, International Equity Portfolio is not required to maintain a specified portion of its assets in fixed income securities, while, under normal conditions, Global Balance Fund must do so. Third, the International Equity Portfolio is part of Style Select Series, while the Global Balanced Fund is part of the SunAmerica Equity Funds.

   There are also several similarities between the two funds. Both funds:

    - Use a multi-manager approach to asset management

    - Pay annual dividends and have similar purchase, redemption, and exchange privileges

    - Are designed to take advantage of the dynamic international investment opportunities available today, including foreign diversification, the potential for enhanced returns and reduced volatility, and participation in the rapid economic growth of so many regions around the world benefitting from the changing political scene.

    With nearly two-thirds of the world's equity investment opportunities found outside the United States, the case for maintaining a portion of your portfolio in international investments remains strong.

Q:  WHAT IS THE STYLE SELECT SERIES?

A: Style Select Series offers a selection of portfolios, each defined by the investment management style it employs. Every Style Select Series portfolio, including the International Equity Portfolio, is advised by three separate well-respected, professional investment advisers, each responsible for approximately 1/3 of the portfolio and each seeking the same investment objective.

   The goal of combining three different advisers in every Style Select Series portfolio is to diversify within a style; the potential result is more consistent returns and lower risk than a single-adviser fund. Of course, investing in certain foreign companies or markets through any fund may involve certain risks not generally associated with domestic investing such as currency fluctuations.

Q:  WHO ARE THE ADVISERS OF THE INTERNATIONAL EQUITY PORTFOLIO?

A: The three professional advisers of the International Equity Portfolio, each of which is independently responsible for advising its respective portion of the Portfolio's assets, are:

    - ROWE PRICE-FLEMING INTERNATIONAL, INC.--Incorporated in 1979 and based in Maryland, this adviser is a joint venture between T. Rowe Price Associates, Inc. and Robert Flemings Holding Limited. As of December 31, 1996, Rowe-Fleming managed over $25 billion of foreign assets.

    - STRONG CAPITAL MANAGEMENT, INC.--Strong is a Wisconsin corporation, which since its beginnings in 1974, has focused on investment management for individuals, institutions such as pension funds and profit-sharing plans, and mutual funds. As of December 31, 1996, Strong had over $23 billion under management.

    - WARBURG, PINCUS COUNSELLORS, INC.--Warburg is a professional investment counseling firm, incorporated in Delaware in 1970 and based in New York. Warburg provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. As of January 31, 1997, Warburg managed approximately $17.9 billion in assets.

    The assets of the International Equity Portfolio are allocated equally among these three advisers by SunAmerica Asset Management Corp., which is the manager of the Style Select Series.

Q:  WHAT ARE THE FEATURES OF THE INTERNATIONAL EQUITY PORTFOLIO?

A: The International Equity Portfolio seeks long-term growth of capital by investing in equity securities of issuers in countries other than the United States. In addition to the opportunities of international investing and multi-manager approach briefly described above, the Portfolio offers:

    - NO LIMITATIONS ON COUNTRY SELECTION--Unlike some funds that focus on a particular country or region, the International Equity Portfolio is permitted to invest in any country where it is legal for U.S. investors to invest. In this age of specialization, this feature may allow for participation in the world's best managed and most profitable companies wherever they may be. Country selection is a significant part of each Adviser's investment process.

    - FLEXIBILITY--Like the Global Balanced Fund, the International Equity Portfolio may invest in a wide variety of securities, including small companies, emerging markets, depositary receipts, and debt securities. The Portfolio may also purchase securities on foreign stock exchanges, on U.S. stock exchanges, or in the over-the-counter market. (See "Summary--Risk Factors and Special Considerations.")

    - EMPHASIS ON EQUITIES--Under normal conditions, at least 65% of the Portfolio's total assets will be invested in equity securities (including common and preferred stocks and other securities having equity features, such as convertible securities, warrants, and rights) of issuers in at least three countries outside of the United States.

    Plus, shareholders of the International Equity Portfolio can take advantage of all the benefits usually associated with investing in a mutual fund group, including liquidity, exchange privileges, retirement planning opportunities, automatic reinvestment options, dollar cost averaging privileges, and systematic withdrawal plans. Of course, investment return and the net asset value of the Portfolio's shares will fluctuate, so that your shares, when redeemed, may be more or less than their original cost.

Q:  WHY SHOULD I APPROVE THE REORGANIZATION?

A: There are several reasons the Trustees of SunAmerica Equity Funds are recommending that you vote FOR the reorganization. These include:

    - FUND EXPENSES--The estimated ratio of total net expenses, after waivers and reimbursements, to average net assets for the International Equity Portfolio is expected to be lower than that incurred by the Global Balanced Fund since its inception in June 1994.

    - SIMILARITIES OF THE FUNDS--The investment objectives, policies and risks of the two funds are similar in many respects, as are their multi-managed approaches and distribution and shareholder services.

    - NO IMPOSITION OF FEDERAL INCOME TAXES--Neither the Global Balanced Fund nor its shareholders will incur Federal income taxes or any sales charges as the result of the reorganization.

    - NO DILUTION OF INTERESTS--The interests of Global Balanced Fund shareholders will not be diluted as a result of the reorganization, and Global Balanced Fund shareholders will receive shares of the International Equity Portfolio equal in value to the aggregate value of their Global Balanced Fund shares.

      In short, we believe we're offering shareholders a new world of opportunity. (See "The Reorganization-Background and Reasons for Proposed Reorganization-Considerations of the Board of Trustees of SunAmerica Equity Funds.")

Q: WHAT WILL BE THE EFFECT OF THE PROPOSED REORGANIZATION ON MY ACCOUNT WITH THE GLOBAL BALANCED FUND?

A: If the reorganization is approved, you will receive shares of the International Equity Portfolio of the same class (i.e., Class A or Class B) and of the same aggregate dollar amount as the shares of the Global Balanced Fund you hold at the time the reorganization is finalized, in exchange for your Global Balanced Fund shares. The Global Balanced Fund will then be completely liquidated. Receiving shares of the International Equity Portfolio in exchange for your Global Balanced Fund shares will be accomplished without the imposition of Federal income taxes or any sales charges.

Q:  HOW DO I VOTE?

A: Casting your vote on the proposed reorganization is easy. Keep in mind that as a shareholder of the Global Balanced Fund, you can vote FOR or AGAINST the proposed reorganization or you can Abstain. If no instructions are given on your returned Proxy Card, your shares will be voted FOR the proposed reorganization; an abstention will have the same effect as voting against the reorganization.

   STEP ONE:  Carefully read the enclosed Proxy Statement and Prospectus.

   STEP TWO: A Proxy Card has been included with this package so that you can vote by mail. IN ORDER TO ASSURE THAT YOUR VOTE WILL BE CONSIDERED, YOU ARE URGED TO COMPLETE, DATE, AND SIGN THE PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE PROMPTLY. Prompt return of your Proxy Card will save the expense of an additional solicitation.

   If you wish to vote in person, a meeting for that purpose will be held at The SunAmerica Center in New York on September 5, 1997 at 10:00 a.m., or on such adjourned date as may then be determined. Any proxy previously given may be revoked by a written instrument received by the Secretary of SunAmerica Equity Funds at any time before it is exercised, by the delivery of a later-dated proxy, or by attendance at the Special Meeting and voting in person.

If you have any questions, please call your financial professional or SunAmerica Mutual Funds at 800-858-8850, ext. 5125.

Thank you for your attention to this matter and, as always, for your continuing investment in the SunAmerica Mutual Funds.

Sincerely,

/s/ Peter A. Harbeck
--------------------

Peter A. Harbeck

PRESIDENT

                            SUNAMERICA EQUITY FUNDS
                             THE SUNAMERICA CENTER
                                733 THIRD AVENUE
                         NEW YORK, NEW YORK 10017-3204
                          NOTICE OF SPECIAL MEETING OF
                                  SHAREHOLDERS
                        TO BE HELD ON SEPTEMBER 5, 1997

                            ------------------------

TO THE SHAREHOLDERS OF:
SUNAMERICA GLOBAL BALANCED FUND

    NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of SunAmerica Global Balanced Fund ("Global Balanced Fund"), a separate series of SunAmerica Equity Funds, will be held at the offices of SunAmerica Equity Funds, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, on September 5, 1997 at 10:00 a.m., for the following purpose:

    A. To approve an Agreement and Plan of Reorganization and the proposed transaction with respect to Global Balanced Fund, whereby all of the assets and liabilities of Global Balanced Fund will be transferred to International Equity Portfolio, a series of Style Select Series, Inc., in exchange for shares of International Equity Portfolio, which will be distributed pro rata by Global Balanced Fund to the holders of its shares in complete liquidation of Global Balanced Fund.

    B. To transact such other business as may properly come before the Meeting or any and all adjournments thereof.

    The Board of Trustees has fixed the close of business on June 30, 1997, as the record date for the determination of shareholders of Global Balanced Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

    A complete list of the shareholders of Global Balanced Fund entitled to vote at the Meeting will be available and open to the examination of any shareholder of Global Balanced Fund, for any purpose germane to the Meeting during ordinary business hours at the offices of SunAmerica Equity Funds, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.

    You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed form of proxy and return it promptly in the envelope provided for that purpose. The enclosed proxy is being solicited on behalf of the Board of Trustees of SunAmerica Equity Funds.

                                          By Order of the Board of Trustees,
                                          Robert M. Zakem
                                          Secretary

New York, New York
Dated: July 2, 1997

PROXY STATEMENT AND PROSPECTUS
JULY 2, 1997
                        SUNAMERICA GLOBAL BALANCED FUND
                                  A SERIES OF
                            SUNAMERICA EQUITY FUNDS
                             THE SUNAMERICA CENTER
                                733 THIRD AVENUE
                         NEW YORK, NEW YORK 10017-3204
                                  800-858-8850

                            ------------------------

                                PROXY STATEMENT

                            ------------------------

                         INTERNATIONAL EQUITY PORTFOLIO
                                  A SERIES OF
                           STYLE SELECT SERIES, INC.
                             THE SUNAMERICA CENTER
                                733 THIRD AVENUE
                         NEW YORK, NEW YORK 10017-3204
                                  800-858-8850

                            ------------------------

                                   PROSPECTUS

                             ---------------------

    This Proxy Statement and Prospectus is being furnished to shareholders of SunAmerica Global Balanced Fund ("Global Balanced Fund"), a series of SunAmerica Equity Funds, a Massachusetts business trust. This Proxy Statement and Prospectus is being furnished in connection with the Special Meeting of Shareholders of Global Balanced Fund (the "Meeting") to be held on September 5, 1997, at which shareholders will be asked to vote on a proposed reorganization (the "Reorganization") pursuant to which all of the assets and liabilities of Global Balanced Fund will be transferred to International Equity Portfolio, a series of Style Select Series, Inc. ("Style Select Series"), in exchange for shares of International Equity Portfolio. (International Equity Portfolio and Global Balanced Fund are collectively referred to as the "Funds.") Shares of International Equity Portfolio received by Global Balanced Fund will be distributed to the shareholders of Global Balanced Fund in liquidation of Global Balanced Fund. Class A shareholders of Global Balanced Fund will receive Class A shares of International Equity Portfolio, and Class B shareholders of Global Balanced Fund will receive Class B shares of International Equity Portfolio. Shareholders of International Equity Portfolio will not vote on the Reorganization.

    THE BOARD OF TRUSTEES OF SUNAMERICA EQUITY FUNDS UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF GLOBAL BALANCED FUND VOTE FOR THE REORGANIZATION.

    International Equity Portfolio is a separate series of Style Select Series-SM-, an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). International Equity Portfolio's investment objective is to seek long-term growth of capital by investing in equity securities of issuers in countries other than the United States. The investment objectives, policies and restrictions of International Equity Portfolio, and consequently the risks of investing in International Equity Portfolio, are similar in certain respects to those of Global Balanced Fund, but differ in other respects. There can be no assurance that International Equity Portfolio will achieve its objective. See "Summary Comparison of the Funds" and "Risk Factors and Special Considerations."

    SunAmerica Asset Management Corp. ("SAAMCo") is the investment manager to International Equity Portfolio. The assets of International Equity Portfolio are allocated by SAAMCo among three investment advisers, each of which is independently responsible for advising its respective portion of International Equity Portfolio's assets. The investment advisers for International Equity Portfolio are Rowe Price-Fleming International, Inc., Strong Capital Management, Inc. and Warburg, Pincus Counsellors, Inc. (each, an "Adviser," and collectively, the "Advisers"). SunAmerica Capital Services, Inc. (the "Distributor") acts as distributor of the shares of International Equity Portfolio.

    This Proxy Statement/Prospectus should be retained for future reference. It sets forth concisely the information about International Equity Portfolio that a prospective investor should know before investing. The Prospectus of Style Select Series dated May 30, 1997 is enclosed herewith and is incorporated herein by reference. The following additional information concerning the proposed Reorganization has been filed with the Securities and Exchange Commission (the "SEC"): (i) Prospectus of SunAmerica Equity Funds dated January 30, 1997; (ii) Statement of Additional Information of SunAmerica Equity Funds dated January 30, 1997; (iii) Annual Report of SunAmerica Equity Funds for the fiscal year ended September 30, 1996; (iv) Semi-Annual Report of SunAmerica Equity Funds for the period ended March 31, 1997; and (iv) Statement of Additional Information of Style Select Series dated May 30, 1997. In addition, the Statement of Additional Information, filed as part of the Registration Statement of which this Proxy Statement and Prospectus forms a part, is incorporated herein by reference. Copies of any of the documents listed above may be obtained by writing or calling Style Select Series or SunAmerica Equity Funds at the address and telephone number shown above.

    It is anticipated that this Proxy Statement and Prospectus will first be mailed to shareholders on or about July 7, 1997.

    THE SHARES OFFERED BY THIS PROXY STATEMENT AND PROSPECTUS ARE NOT OBLIGATIONS OF OR GUARANTEED BY THE UNITED STATES GOVERNMENT, ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS............................          i

PROXY STATEMENT AND PROSPECTUS.......................................          i

SUMMARY OF EXPENSES..................................................          1

SUMMARY..............................................................          3
  The Reorganization.................................................          3
  Summary Comparison of the Funds....................................          3
    Investment Objectives and Policies...............................          3
    Potential Portfolio Realignment..................................          8
    Advisory Fees and Expense Ratios.................................          8
    Distribution Arrangements........................................          9
    Purchase, Redemption and Exchange Privileges.....................         10
  Tax Considerations.................................................         11
  Risk Factors and Special Considerations............................         12

THE REORGANIZATION...................................................         14
  Background and Reasons for Proposed Reorganization.................         15
  Considerations of the Board of Trustees of SunAmerica Equity
    Funds............................................................         15
  Considerations of the Board of Directors of Style Select Series....         16
  Terms of the Agreement.............................................         16
  Description of Shares to be Issued.................................         18
  Certain Effects of the Reorganization On Shareholders of Global
    Balanced Fund....................................................         18
  Expenses of the Reorganization.....................................         18
  Federal Income Tax Consequences....................................         18
  Comparative Information on Shareholder Rights and Obligations......         19

FINANCIAL INFORMATION................................................         21
  Capitalization.....................................................         21

INFORMATION ABOUT INTERNATIONAL EQUITY PORTFOLIO AND GLOBAL BALANCED
  FUND...............................................................         21

INFORMATION CONCERNING THE MEETING...................................         22
  Voting Information.................................................         22

SECURITY OWNERSHIP OF CERTAIN SHAREHOLDERS AND MANAGEMENT............         23

OTHER MATTERS........................................................         24

SHAREHOLDER PROPOSALS................................................         24

FORM AGREEMENT AND PLAN OF REORGANIZATION............................  Exhibit A

                              SUMMARY OF EXPENSES

                                                           CLASS A                                       CLASS B
                                                       ---------------                               ---------------
                                            GLOBAL      INTERNATIONAL                     GLOBAL      INTERNATIONAL
                                           BALANCED        EQUITY         PRO FORMA      BALANCED        EQUITY         PRO FORMA
                                             FUND         PORTFOLIO       COMBINED         FUND         PORTFOLIO       COMBINED
                                         ------------  ---------------  -------------  ------------  ---------------  -------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Initial Sales Load (A).........        5.75%          5.75%           5.75%          None           None            None
Maximum Sales Load on Reinvested
 Dividends.............................        None           None            None           None           None            None
Maximum Deferred Sales Load (B)........        None           None            None           4.00%          4.00%           4.00%
Redemption Fees (C)....................        None           None            None           None           None            None
Exchange Fees..........................        None           None            None           None           None            None

ANNUAL OPERATING EXPENSES
(Net of fee waivers/expense
 reimbursements) (D)
Management Fees (E)....................        0.70%          0.70%           0.80%          0.70%          0.70%           0.80%
12b-1 Fees (F).........................         .35%           .35%            .35%          1.00%          1.00%           1.00%
Other Expenses (G).....................        1.10%          1.05%            .95%          1.10%          1.05%            .95%
Net Operating Expenses (H).............        2.15%          2.10%           2.10%          2.80%          2.75%           2.75%

------------------------------

(A) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1,000,000 or more. See "Purchase, Redemption and Exchange Privileges."

(B) Purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within one year of purchase. The CDSC on Class B shares applies only if a redemption occurs within six years from their purchase date.

(C) A $15.00 fee may be imposed for wire redemptions.

(D) The information regarding Global Balanced Fund represents estimated amounts for the fiscal year ending September 30, 1997. The information regarding International Equity Portfolio represents estimated amounts for the fiscal year ending October 31, 1997. SAAMCo may terminate voluntary fee waivers and/or expense reimbursements at any time.

(E) The "Management Fees" for Global Balanced Fund and International Equity Portfolio, without giving effect to any waivers or expense reimbursements, are at the annual rate of 1.00% and 1.10%, respectively, of average daily net assets. The pro forma management fee reflects an amount of reimbursement on the part of SAAMCo necessary to maintain the net operating expenses at the levels estimated in the table above. See "Summary Comparison of the Funds--Advisory Fees and Expense Ratios."

(F) 0.25% of the 12b-1 fee comprises an Account Maintenance and Service Fee. A portion of the Account Maintenance and Service Fee is paid for continuous personal service to investors in the Funds, such as responding to shareholder inquiries, quoting net asset values, providing current marketing material and attending to other shareholder matters. Class B shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers, Inc.

(G) "Other Expenses" for Global Balanced Fund - Class A and International Equity Portfolio - Class B are 1.13% and 1.23%, respectively, without giving effect to any waivers or expense reimbursements.

(H) The "Annual Operating Expenses" for Global Balanced Fund - Class A, International Equity Portfolio - Class A, Pro Forma Combined - Class A, Global Balanced Fund - Class B, International Equity Portfolio - Class B and Pro Forma Combined - Class B are 2.48%, 2.50%, 2.40%, 3.10%, 3.33% and
    3.05%, respectively, without giving effect to any waivers or expense reimbursements. See "Summary Comparison of the Funds--Advisory Fees and Expense Ratios."

    The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A and Class B shares of Global Balanced Fund, International Equity Portfolio and the Pro Forma Combined Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary Comparison of the Funds--Advisory Fees and Expense Ratios" and "Summary Comparison of the Funds--Distribution Arrangements."

EXAMPLE

    The Examples below are intended to assist an investor in understanding the various costs that an investor will bear directly or indirectly. The Examples assume payment of net operating expenses, and reflect expense waivers and/or reimbursements, at the levels set forth in the table above.

An investor would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and (2) redemption
at the end of each time period.                                   1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                -----------  -----------  -----------  -----------

CLASS A
--------------------------------------------------------------
Global Balanced Fund..........................................   $      78    $     121    $     166    $     291
International Equity Portfolio................................   $      78    $     120    $     164    $     287
Pro Forma Combined............................................   $      78    $     120    $     164    $     287
CLASS B*
--------------------------------------------------------------
Global Balanced Fund..........................................   $      68    $     117    $     168    $     290
International Equity Portfolio................................   $      68    $     115    $     165    $     284
Pro Forma Combined............................................   $      68    $     115    $     165    $     284


An investor would pay the following expenses on the same
investment, assuming no redemption:                               1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                -----------  -----------  -----------  -----------

CLASS A
--------------------------------------------------------------
Global Balanced Fund..........................................   $      78    $     121    $     166    $     291
International Equity Portfolio................................   $      78    $     120    $     164    $     287
Pro Forma Combined............................................   $      78    $     120    $     164    $     287
CLASS B*
--------------------------------------------------------------
Global Balanced Fund..........................................   $      28    $      87    $     148    $     290
International Equity Portfolio................................   $      28    $      85    $     145    $     284
Pro Forma Combined............................................   $      28    $      85    $     145    $     284

* Class B shares convert to Class A shares on the first business day of the month following the seventh anniversary of the purchase of such Class B shares. Therefore, with respect to the 10-year expense information, years 8, 9 and 10 reflect the expenses attributable to ownership of Class A shares.

    THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                    SUMMARY

    THE FOLLOWING IS A SUMMARY OF CERTAIN INFORMATION RELATING TO THE PROPOSED REORGANIZATION AND THE PARTIES THERETO CONTAINED ELSEWHERE IN THIS PROXY STATEMENT AND PROSPECTUS (INCLUDING THE DOCUMENTS INCORPORATED HEREIN BY REFERENCE), AND THE AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SUNAMERICA EQUITY FUNDS, ON BEHALF OF GLOBAL BALANCED FUND, AND STYLE SELECT SERIES, ON BEHALF OF INTERNATIONAL EQUITY PORTFOLIO, A COPY OF WHICH IS ATTACHED TO THIS PROXY STATEMENT AND PROSPECTUS AS EXHIBIT A.

THE REORGANIZATION

    At a meeting held on May 22, 1997, the Trustees of SunAmerica Equity Funds approved a proposal to transfer all of the assets and liabilities of Global Balanced Fund to International Equity Portfolio in exchange for shares of International Equity Portfolio.

    Shares of International Equity Portfolio received by Global Balanced Fund will be distributed to the shareholders of Global Balanced Fund in complete liquidation of Global Balanced Fund. Class A and Class B shareholders of Global Balanced Fund will receive Class A and Class B shares of International Equity Portfolio, respectively. The acquisition of the assets and liabilities of Global Balanced Fund by International Equity Portfolio, and the subsequent distribution of shares of International Equity Portfolio to the shareholders of Global Balanced Fund, respectively, is herein referred to as the "Reorganization."

SUMMARY COMPARISON OF THE FUNDS

    The following comparison is a summary of information contained elsewhere in this Proxy Statement and Prospectus.

    1.  INVESTMENT OBJECTIVES AND POLICIES.

    See "Summary--Risk Factors and Special Considerations" for a discussion of the comparative risks of the two Funds.

    INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital by investing in equity securities of issuers in countries other than the United States. Country selection is a significant part of the Fund's investment process. The Fund is permitted to invest in any country where it is legal for U.S. investors to invest. Investment in foreign securities in general, and in emerging markets in particular, involves certain risks not present when investing in United States securities. See "Summary--Risk Factors and Special Considerations."

    The Fund will invest, under normal circumstances, at least 65% of its total assets in equity securities (including common and preferred stocks and other securities having equity features, such as convertible securities, warrants and rights) of issuers in at least three countries other than the United States. The Fund may purchase securities on foreign stock exchanges, on U.S. stock exchanges, or in the over-the-counter market. Unlike Global Balanced Fund, International Equity Portfolio does not as a matter of course invest in domestic equity securities. International Equity Portfolio may also invest up to 35% of its total assets in global debt securities that an Adviser expects have the potential for capital appreciation. The types of debt securities in which International Equity Portfolio may invest are described below under "Debt Securities." (When used in this section with respect to both International Equity Portfolio and Global Balanced Fund, the term "Adviser" refers both to Advisers to International Equity Portfolio, as well as SAAMCo and AIG Global Investment Corp. ("AIG Global") with respect to Global Balanced Fund.)

    GLOBAL BALANCED FUND seeks capital appreciation while conserving principal by maintaining at all times a balanced portfolio of domestic and foreign stocks and bonds. In seeking to achieve the investment objective of the Global Balanced Fund, SAAMCo and AIG Global, the Fund's subadviser, have the flexibility to select among a combination of domestic and foreign equity and debt securities designed for capital growth and/or income, which will be varied from time to time both with respect to types of securities and markets in response to changing markets and economic trends. Country selection is a significant part of the investment process. Investment in foreign securities involves risks not generally associated with investment in domestic securities. See "Summary--Risk Factors and Special Considerations." It is anticipated that, over the long term, Global Balanced Fund's portfolio will consist of foreign and domestic equity securities, in the form of common and preferred stocks, warrants and other rights, as well as global bonds and other global debt securities such as convertible securities, short-term instruments and securities of U.S. and foreign governments. Under normal circumstances, the Fund will invest at least
(i) 25% of its assets in global fixed-income senior securities; (ii) 10% of its assets in domestic equity securities; and (iii) 45% of its assets in foreign equity securities. In addition, it is anticipated that, under normal circumstances, the Fund will invest its assets in at least 10 countries at any time, although it is only required, under such circumstances, to maintain investments in at least three countries (one of which may be the United States). Under normal circumstances, Global Balanced Fund will maintain a dollar weighted average duration for its fixed income portfolio of not more than 7.5 years. However, the Fund is not subject to any limitation with respect to the average maturity of its portfolio or the individual securities in which it may invest.

    While there are no prescribed limits on the geographical allocation of Global Balanced Fund's assets, SAAMCo anticipates that investment of the Fund's assets will be subject to the following guidelines, which may be revised from time to time as market conditions warrant:

                                                                                  MAXIMUM INVESTMENT
                                                                                (AS A PERCENTAGE OF NET
REGION                                                                                  ASSETS)
---------------------------------------------------------------------------  -----------------------------
Europe.....................................................................                  70%
Japan......................................................................                  50%
Asia/Pacific (excluding Japan).............................................                  60%
Latin America..............................................................                  20%
Canada.....................................................................                  30%
United States..............................................................                  40%
Other......................................................................                  10%

    The types of securities and transactions in which each Fund may invest are described below.

    SMALL COMPANIES. Each Fund may invest in small companies having market capitalizations of under $1 billion. See "Summary--Risk Factors and Special Considerations--Small Companies."

    EMERGING MARKETS. Global Balanced Fund may invest up to 20% of its assets, and International Equity Portfolio may invest without limitation, in issuers domiciled in, or government securities of, developing countries or emerging markets. See "Summary--Risk Factors and Special Considerations-- Emerging Markets."

    DEPOSITARY RECEIPTS. Each Fund may invest in securities in the form of sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other similar securities representing a right to obtain underlying securities of foreign issuers. Each Fund also may invest in securities denominated in European Currency Units

("ECUs"). An ECU is a "basket" consisting of specified amounts of currencies of certain of the twelve member states of the European Community.

    DEBT SECURITIES. The debt securities in which each Fund may invest include securities issued by the U.S. government and its agencies or instrumentalities, securities issued by foreign governments and domestic or foreign corporations, zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind. International Equity Portfolio may also invest in step-coupon bonds. Under normal circumstances, SAAMCo expects that at least 30% of the fixed income component of Global Balanced Fund, adjusted to reflect such component's net exposure after giving effect to currency transactions and positions, will be denominated in U.S. dollars. There is no similar expectation with respect to International Equity Portfolio. Further, because the securities markets in each of Canada, Germany, Japan and the United Kingdom are highly developed, liquid and subject to extensive regulations, SAAMCo may invest more than 25% of the fixed income component of Global Balanced Fund in the securities of corporate and government issuers located in any of one of such countries. Allocation of investments in such issuers could subject Global Balanced Fund to the risks of adverse social, political or economic events which may occur in those countries.

    Both Funds may invest in the securities of governmental issuers and in corporate debt securities, including convertible debt securities, rated "BBB" or better by Standard & Poor's Ratings Services, a Division of The McGraw-Hill Companies Inc. ("S&P") or "Baa" or better by Moody's Investors Service, Inc. ("Moody's") or which, in the judgement of the Adviser, possess similar credit characteristics ("investment grade bonds"). Notwithstanding the foregoing, it is expected that Global Balanced Fund will generally invest a significant portion of the fixed income component of its portfolio in securities having the highest applicable credit quality rating or, if unrated, determined by SAAMCo at the time of investment to be of comparable quality, with the remainder of such component invested in securities rated of high quality by S&P or Moody's (i.e., "AA" or "Aa") or of comparable quality. However, with respect to obligations of a government issuer, Global Balanced Fund may invest in such obligations if rated "A" or better by S&P or Moody's, or if unrated, determined by SAAMCo to be of comparable credit quality, provided that the obligations are denominated in the issuer's own currency.

    Each Fund may invest in debt securities rated below investment grade, that is below "BBB" by S&P, or below "Baa" by Moody's, or if unrated, determined by the Adviser to be of equivalent quality ("junk bonds"). See "Summary--Risk Factors and Special Considerations--Debt Securities."

    HEDGING AND INCOME ENHANCEMENT. Each Fund may write covered call options to enhance income. After writing such a covered call up to 25% of the total assets of International Equity Portfolio and 100% of the total assets of Global Balanced Fund may be subject to calls. For hedging purposes, and with respect to International Equity Portfolio, income enhancement, each Fund may use interest rate futures, and stock and bond index futures, including futures on U.S. government securities (together, "Futures"); forward contracts on foreign currencies; and call and put options on equity and debt securities, Futures, stock and bond indices and foreign currencies (all of the foregoing are referred to as "Hedging Instruments"). All puts and calls on securities, interest rate futures or stock and bond index futures or options on such Futures purchased or sold by a Fund will be listed on a national securities or commodities exchange or on U.S. over-the-counter markets. Each Fund may also use spread transactions for any lawful purpose consistent with its investment objective such as hedging or managing risk, but not for speculation. Global Balanced Fund may invest up to 5% of its total assets in yield curve options. See "Summary--Risk Factors and Special Considerations--Hedging Instruments."

    FOREIGN CURRENCY TRANSACTIONS. Each Fund may enter into foreign currency transactions. In connection therewith, each Fund has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts. Each may also purchase and sell exchange-traded futures contracts relating to foreign currency, purchase and sell put and call options on currencies and futures contracts and enter into currency swaps. Each Fund may enter into forward foreign currency exchange contracts, currency options and currency swaps for non-hedging purposes when an Adviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities or are not included in the Fund's portfolio. Each Fund may use currency contracts and options to cross-hedge, which involves selling or purchasing instruments in one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. See "Summary--Risk Factors and Special Considerations--Foreign Currency Transactions."

    SHORT SALES. International Equity Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, International Equity Portfolio must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. International Equity Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. International Equity Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

    Each Fund may make "short sales against the box." A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A Fund may not enter into a short sale, including a short sale against the box, if, as a result, more than 25% of its net assets would be subject to such short sales.

    BORROWING. In seeking to enhance investment performance, each Fund may borrow money for investment purposes and may pledge assets to secure such borrowings. This is the speculative factor known as leverage. This practice may help increase the net asset value of the assets of a Fund in an amount greater than would otherwise be the case when the market values of the securities purchased through borrowing increase. In the event the return on an investment of borrowed monies does not fully recover the costs of such borrowing, the value of the Fund's assets would be reduced by a greater amount than would otherwise be the case. The effect of leverage will therefore tend to magnify the gains or losses to the Fund as a result of investing the borrowed monies. During periods of substantial borrowings, the value of the Fund's assets would be reduced due to the added expense of interest on borrowed monies. Each Fund is authorized to borrow, and to pledge assets to secure such borrowings, to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets).

    SHORT-TERM AND TEMPORARY INVESTMENTS. In addition to its primary investments, International Equity Portfolio may also invest up to 25% of its total assets in both U.S. and non-U.S. dollar denominated money market instruments (a) for liquidity purposes (to meet redemptions and expenses) or (b) to generate a return on idle cash held in its portfolio during periods when an Adviser is unable to locate favorable investment opportunities. In addition to its primary investments, Global Balanced Fund may also invest up to 10% of its total assets in money market instruments for liquidity purposes (to meet redemptions and expenses). For temporary defensive purposes, each Fund may invest up to 100% of its total assets in cash or fixed-income securities, including corporate debt obligations and money market instruments rated in one of the two highest categories by a nationally recognized statistical rating organization (or determined by an Adviser to be of equivalent quality). Money market instruments include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit.

    HYBRID INSTRUMENTS. International Equity Portfolio may invest up to 10% of its assets in Hybrid Instruments. These instruments, including indexed or structured securities, can combine the characteristics of equity or debt securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. Global Balanced Fund does not invest in Hybrid Instruments.

    SPECIAL SITUATIONS. International Equity Portfolio may invest without limitation, and Global Balanced Fund may invest up to 25% of its assets, in Special Situations. A "special situation" arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

    UNSEASONED ISSUERS. Global Balanced Fund may not invest more than 5% of its total assets (taken at market value at the time of each investment) in securities of companies having a record, together with predecessors, of less than three years of continuous operations, except that this restriction shall not apply to U.S. government securities. International Equity Portfolio is not subject to this restriction.

    DIVERSIFICATION. Each Fund is "non-diversified" under the 1940 Act, subject, however, to certain tax diversification requirements. Accordingly, each Fund may invest more than 5% of the value of its assets in the obligations of a single issuer and may acquire more than 10% of the voting securities of a single issuer. However, in order to meet certain tax diversification requirements, each Fund must, among other things, limit its investments so that at the close of each fiscal quarter (i) not more than 25% of the market value of the Fund's total assets are invested in the securities of a single issuer, or any two or more issuers which are controlled by the Fund and engaged in the same, similar or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in the securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. Investment in the securities of the U.S. Government, its agencies and instrumentalities are not included within the definition of "issuer" for these purposes, while foreign government securities are included within such definition.

    The other investment policies of International Equity Portfolio are substantially similar to those of Global Balanced Fund.

    2.  POTENTIAL PORTFOLIO REALIGNMENT

    If the Reorganization is approved by shareholders of Global Balanced Fund, it is anticipated that certain securities in the investment portfolio of Global Balanced Fund will be liquidated preceding consummation of the Reorganization, in order to accommodate certain differences in the investment policies and restrictions of the two Funds. For example, International Equity Portfolio does not as a matter of course hold U.S. equity securities. It is possible that up to 30% of the portfolio of Global Balanced Fund may be liquidated in the ordinary course of business prior to the Reorganization. Such sales of securities will affect the aggregate amount of taxable gains and losses recognized by Global Balanced Fund prior to the Reorganization. If the net effect of such sales is a gain, such gain would have to be distributed to shareholders of Global Balanced Fund and may be subject to taxation. Shareholders should consult their personal tax advisers regarding the possible tax consequences to them in light of their personal circumstances.

    3.  ADVISORY FEES AND EXPENSE RATIOS

    INTERNATIONAL EQUITY PORTFOLIO. SAAMCo serves as the investment manager to International Equity Portfolio. International Equity Portfolio pays a management fee to SAAMCo at the annual rate of 1.10% of Assets. The term "Assets" means the average daily net assets of the Fund.

    SAAMCo has the authority to allocate the assets of International Equity Portfolio among Advisers, each of which is independently responsible for advising its respective portion of International Equity Portfolio's assets. The Advisers for International Equity Portfolio are Rowe Price-Fleming International, Inc., Strong Capital Management, Inc. and Warburg, Pincus Counsellors, Inc.

    Each of the Advisers is independent of SAAMCo and discharges its responsibilities subject to the oversight and supervision of SAAMCo, which pays the Advisers' fees. Each Adviser is paid monthly a fee equal to a percentage of the Assets of International Equity Portfolio allocated to the Adviser. Based on Assets of $38,213,000 for International Equity Portfolio as of April 30, 1997, and assuming such a constant level of assets for the year ending October 31, 1997, the aggregate annual rate of the fees payable by SAAMCo to the Advisers for International Equity Portfolio for such fiscal year would be .63% of Assets. There can be no assurance that International Equity Portfolio will maintain a level of Assets in the amount estimated.

    As of June 17, 1997, SAAMCo has voluntarily agreed to waive fees and/or reimburse expenses, if necessary, to keep International Equity Portfolio's annual operating expenses at or below 2.03% of Assets for Class A shares and 2.68% of Assets for Class B shares. (Prior to June 17, 1997, SAAMCo had voluntarily agreed to waive fees and/or reimburse expenses, if necessary, to keep International Equity Portfolio's annual operating expenses at or below 2.15% of Assets for Class A shares and 2.80% of Assets for Class B shares.) SAAMCo also may voluntarily waive or reimburse additional amounts to increase the investment return to International Equity Portfolio's investors. SAAMCo may terminate all such waivers and/or reimbursements at any time. Further, any such waivers or reimbursements made by SAAMCo are subject to recoupment from International Equity Portfolio within the following two years, provided that International Equity Portfolio is able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.

    SAAMCo may terminate any agreement with an Adviser without shareholder approval. Moreover, SAAMCo has obtained an exemptive order from the SEC which permits SAAMCo, subject to certain conditions, to enter into subadvisory agreements relating to International Equity Portfolio with Advisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Advisers for the Fund, change the terms of particular subadvisory agreements with Advisers or continue the employment of existing Advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of International Equity Portfolio have the right to terminate a subadvisory agreement for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Adviser changes. The order also permits the Fund to disclose to shareholders the Advisers' fees only in the aggregate.

    GLOBAL BALANCED FUND. SAAMCo also serves as the investment manager and adviser to Global Balanced Fund. Global Balanced Fund pays SAAMCo a fee at the annual rate of 1.00% on the first $350 million of Assets, .90% on the next $350 million and .85% on Assets over $700 million. For the fiscal year ended September 30, 1996, SAAMCo was entitled to a fee from Global Balanced Fund equal to 1.00% of Assets. For the same period, Global Balanced Fund paid SAAMCO a fee equal to 1.00% of Assets, of which .41% was voluntarily reimbursed to the Fund by SAAMCo. SAAMCo may discontinue such voluntary fee reimbursement at any time.

    SAAMCo has entered into a subadvisory agreement with AIG Global pursuant to which AIG Global serves as subadviser for the foreign equity component of Global Balanced Fund. In providing such services, AIG Global utilizes the services of certain of its affiliates. SAAMCo pays AIG Global a fee with respect to the Assets of Global Balanced Fund actually managed by AIG Global and its affiliates at the following rates: .50% on the first $50 million, .40% on the next $100 million, .30% on the next $150 million and .25% on Assets in excess of $300 million. For the fiscal year ended September 30, 1996, SAAMCo paid AIG Global a fee equal to .50% of Assets. The foregoing fees are paid from the investment advisory fee payable to SAAMCo and do not increase the expenses of Global Balanced Fund. AIG Global discharges its responsibilities subject to the direction and control of the Trustees and the oversight and review of SAAMCo.

    A comparison of annual operating expense data for the Funds is set forth in the "Summary of Expenses" at pages 1-2.

    Although International Equity Portfolio pays advisory fees at a higher annual rate than Global Balanced Fund, at the Funds' current expense cap levels International Equity Portfolio is subject to a total net expense ratio which is currently less (and was in the past no higher) than that of Global Balanced Fund. There is no assurance that SAAMCo will continue any voluntary fee waivers/ reimbursements with respect to either Fund. Nevertheless, given the economies of scale that should result from the Reorganization and in view of all relevant factors, the Board of Trustees of SunAmerica Equity Funds has determined that the Reorganization would be beneficial to Global Balanced Fund and its shareholders. See "The Reorganization--"Background and Reasons for Proposed Reorganization."

    4.  DISTRIBUTION ARRANGEMENTS

    Global Balanced Fund currently offers Class A and Class B shares. International Equity Portfolio currently offers Class A, Class B and Class C shares. Pursuant to the Reorganization, shareholders of Global Balanced Fund will receive shares of International Equity Portfolio of the same class as the shares of Global Balanced Fund they hold at the time the Reorganization is consummated. Class A and Class B shares of International Equity Portfolio are subject to sales charges and distribution fees on identical terms as Class A and Class B shares, respectively, of Global Balanced Fund. As described below under "Purchase, Redemption and Exchange Privileges," Class A shares of each Fund are sold at the respective net asset value plus a sales charge imposed at the time of purchase, and Class B shares of each Fund are sold at the respective net asset value subject to a CDSC if redeemed within six years of the date of purchase. Class C shares of International Equity Portfolio are sold at net asset value subject to a CDSC if redeemed within one year of the date of purchase. Class C shares of International Equity Portfolio are not being offered hereby and will not be issued in connection with the Reorganization.

    Each Fund has adopted distribution plans (hereinafter referred to as the "Class A Plans" and the "Class B Plans," and collectively as the "Distribution Plans"). Under the Class A Plans, the Distributor may receive payments from a Fund at an annual rate of up to 0.10% of average daily net assets of such Fund's Class A shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. Under the Class B Plans, the Distributor may receive payments from a Fund at the annual rate of up to 0.75% of the average daily net assets of such Fund's Class B shares, respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plans or Class B Plans may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that Class A and Class B shares of each Fund may also pay the Distributor an account maintenance and service fee of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.25% per year of the assets maintained in a Fund by their customers.

    SunAmerica Capital Services, Inc. acts as distributor of each of the Funds and bears all of each Fund's distribution expenses. The Distributor receives all distribution and account maintenance fees and all initial and deferred sales charges in connection with the sale of shares of each Fund, all or a portion of which it may reallow to other broker-dealers.

    5.  PURCHASE, REDEMPTION AND EXCHANGE PRIVILEGES

    Reference is made to the Style Select Series Prospectus dated May 30, 1997, and the Prospectus of SunAmerica Equity Funds dated January 30, 1997, for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of the Funds. Any questions about such procedures may be directed to Shareholder/Dealer Services at (800) 858-8850.

    PURCHASE. The sales charges and Rule 12b-1 fees applicable to Class A and Class B shares of International Equity Portfolio are identical to those applicable to Class A and B shares, respectively, of Global Balanced Fund. Class A shares of each Fund are offered at net asset value plus an initial sales charge, which varies with the size of the purchase. The sales charge may be waived or reduced in certain circumstances. Class B shares of each Fund are offered at net asset value. Certain redemptions of Class B shares within the first six years of the date of purchase are subject to a CDSC. See the prospectus of each Fund for more detailed information regarding the purchase of shares, and the Statement of Additional

Information of each Fund for information concerning the conditions under which the CDSC will be waived in connection with certain redemptions.

    CONVERSION FEATURE. Class B shares of each Fund (including a pro-rata portion of the Class B shares purchased through the reinvestment of dividends and distributions) will convert automatically to Class A shares on the first business day of the month following the seventh anniversary of the issuance of such Class B shares. Subsequent to the conversion of a Class B share to a Class A share, such shares will no longer be subject to the higher distribution fee of Class B shares. Such conversion will be on the basis of the relative net asset values of Class B shares and Class A shares, without the imposition of any sales load, fee or charge. A shareholder's holding period for Class B shares of International Equity Portfolio received in the Reorganization will include the shareholder's holding period for the Class B shares of Global Balanced Fund exchanged in the Reorganization, for purposes of determining the applicable holding period for conversion.

    REDEMPTION. Shares of each Fund may be redeemed at any time at their net asset value next determined, less any applicable CDSC, after receipt by the Fund of a redemption request in proper form. Any capital gain or loss realized by a shareholder upon any redemption of shares will be recognized for federal income tax purposes. A shareholder's holding period for Class B shares of International Equity Portfolio received in the Reorganization will include the shareholder's holding period for Class B shares of Global Balanced Fund exchanged in the Reorganization for purposes of determining the applicability of a CDSC upon redemption of such shares. The Funds have identical redemption procedures, including redemption through SunAmerica Fund Services, Inc. or the Distributor, telephone redemption and the Systematic Withdrawal Plan. See "Redemption of Shares" in each Fund's Prospectus for more information.

    The right of a shareholder to redeem shares of Global Balanced Fund at net asset value at any time prior to the Closing Date will not be impaired by the approval of the Reorganization. Therefore, a shareholder may redeem in accordance with the redemption procedures set forth in SunAmerica Equity Fund's current prospectus until the date on which the Reorganization is consummated. Shareholders should consult with their personal tax advisors as to the different tax consequences of redeeming their shares as opposed to exchanging their shares for shares of International Equity Portfolio in the Reorganization. See "Tax Considerations" below.

    EXCHANGE PRIVILEGE. Shareholders in each Fund may exchange their shares for the same class of shares of any other SunAmerica sponsored fund that offers such class at the respective net asset value per share. Before making an exchange, a shareholder should obtain and review the prospectus of the fund whose shares are being acquired. The exchange privilege is the same for both Funds. See the prospectus of each Fund for more information regarding the exchange privilege and restrictions thereon.

TAX CONSIDERATIONS

    The Reorganization is being structured as a tax-free reorganization of the Global Balanced Fund pursuant to which no gain or loss would be recognized by Global Balanced Fund or shareholders of Global Balanced Fund for federal income tax purposes as a result of the receipt of shares of International Equity Portfolio in the Reorganization. The aggregate tax basis of shares of International Equity Portfolio received by shareholders of Global Balanced Fund in the Reorganization would be the same as the aggregate tax basis of the Global Balanced Fund's shares held by a shareholder immediately prior to the Reorganization. In addition, a shareholder's holding period in International Equity Portfolio shares will include the shareholder's holding period in Global Balanced Fund's shares surrendered in exchange therefor, provided that such shares are held by the shareholder as a capital asset on the closing date. A legal opinion will be provided which describes the tax consequences of the Reorganization.

    For further information about the tax consequences of the Reorganization, see "The Reorganization--Federal Income Tax Consequences."

RISK FACTORS AND SPECIAL CONSIDERATIONS

    EQUITY SECURITIES. Under normal circumstances, International Equity Portfolio invests at least 65% and Global Balanced Fund invests at least 55% of their respective assets in equity securities and as such, are subject to market risks. That is, the possibility exists that common stocks and other equity securities will decline over short or even extended periods of time, and equity markets tend to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. Since both Funds invest in equity securities, these risk factors are generally present in investments in each Fund.

    FOREIGN SECURITIES. Each Fund invests heavily in the securities of foreign issuers, which may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. Since Global Balanced Fund may be expected to invest from 10% to 40% of its assets in domestic equity securities, International Equity Portfolio may have greater exposure to the risks of foreign securities. Similarly, Global Balanced Fund may have greater exposure to the risks of the domestic equity market.

    EMERGING MARKETS. International Equity Portfolio may invest without limitation, and Global Balanced Fund may invest up to 20% of its assets, in issuers domiciled in, or government securities of, developing countries or emerging markets. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. Historical experience indicates that the markets of developing countries or emerging markets have been more volatile than the markets of developed countries; however, such markets can provide higher rates of return to investors. Investment in an emerging market country may involve certain risks, including a less diverse and mature economic structure, a less stable political system, an economy based on only a few industries or dependent on international aid or development assistance, the vulnerability to local or global trade conditions, extreme debt burdens, or volatile inflation rates.

    SMALL COMPANIES. Each Fund may invest in small companies having market capitalizations of under $1 billion. It may be difficult to obtain reliable information and financial data on such companies and the securities of these small companies may not be readily marketable, making it difficult to dispose of shares when desirable. Securities of small or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and therefore have limited product lines, market access for such products, financial resources and depth in management than larger, more established companies, and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger, more established companies.

    DEBT SECURITIES. As with other mutual funds that invest in fixed income securities, each Fund is subject to market risks. The market values of fixed income securities tend to vary inversely with the level of interest rates--when interest rates rise, their values will tend to decline; when interest rates decline, their values generally will tend to rise. The potential for capital appreciation with respect to variable rate obligations or floating rate instruments will be less than with respect to fixed-rate obligations. Long-term instruments are generally more sensitive to these changes than short-term instruments. Furthermore, there is no limit to portfolio maturity for either Fund. The market value of fixed income securities and therefore their yield is also affected by the perceived ability of the issuer to make timely payments of principal and interest. These risk factors are generally present in an investment in either Fund.

    In addition to U.S. government securities, each Fund may invest in debt securities, including corporate obligations issued by domestic and foreign corporations and money market instruments, without regard to the maturities of such securities. Those debt securities which are rated "BBB" or "Baa" by S&P or Moody's, while considered to be "investment grade", may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. As a consequence of the foregoing, the opportunities for income and gain may be limited.

    HIGH-YIELD, HIGH-RISK SECURITIES. Each Fund may also invest in debt securities rated below investment grade (I.E., below "BBB" by S&P, or below "Baa" by Moody's, or if unrated, determined by the Adviser to be of equivalent quality). High-yield, high-risk bonds (otherwise known as "junk bonds") are subject to greater fluctuations in value than are higher rated bonds because the values of high-yield bonds tend to reflect short-term corporate, economic and market developments and investor perceptions of the issuer's credit quality to a greater extent. Although under normal market conditions longer-term securities yield more than shorter-term securities, they are subject to greater price fluctuations. Fluctuations in the value of a Fund's investments will be reflected in its net asset value per share. The growth of the high-yield bond market paralleled a long economic expansion, followed by an economic downturn which severely disrupted the market for high-yield bonds and adversely affected the value of outstanding bonds and the ability of the issuers to repay principal and interest. The economy may affect the market for high-yield bonds in a similar fashion in the future including an increased incidence of defaults on such bonds. From time to time, legislation may be enacted which could have a negative effect on the market for high-yield bonds.

    HEDGING INSTRUMENTS. Each Fund may invest in Hedging Instruments (as defined above under "Summary Comparison of the Funds--Investment Objectives and Policies"). Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If an Adviser's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency and Futures contracts and options on Futures contracts include (1) dependence on the Adviser's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and Futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions. A transaction is "covered" when the Fund owns the security subject to the option on such security, or some other security acceptable for applicable escrow requirements. The Funds may invest in Hedging Instruments for hedging purposes and for income enhancement.

    FOREIGN CURRENCY TRANSACTIONS. Each Fund may enter into forward foreign currency exchange contracts to reduce the risks of fluctuations in exchange rates; however, these contracts cannot eliminate all such risks and do not eliminate fluctuations in the prices of the Fund's portfolio securities.

    Each Fund may purchase and write put and call options on currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. As with other kinds of option transactions, however, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses.

    Each Fund may enter into currency swaps. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

    A full discussion of the risks inherent in investment in each of the Funds is set forth in the Prospectus and Statement of Additional Information of each Fund.

THE REORGANIZATION

    The terms and conditions upon which the Reorganization may be consummated are set forth in the Form of Agreement and Plan of Reorganization (the "Agreement") between SunAmerica Equity Funds and Style Select Series, on behalf of Global Balanced Fund and International Equity Portfolio, respectively (see Exhibit A hereto). If certain conditions, including approval by the shareholders of Global Balanced Fund, are satisfied, all of Global Balanced Fund's assets will be sold to International Equity Portfolio and its liabilities assumed by International Equity Portfolio. This will occur on the "Closing Date" of the Reorganization, which is September 12, 1997, or such other date as the parties may agree. The parties are seeking to consummate the Reorganization prior to September 30, 1997, the last day of the fiscal year of Global Balanced Fund.

    On the Closing Date, after the transfer of Global Balanced Fund's assets to International Equity Portfolio and assumption of Global Balanced Fund's liabilities by International Equity Portfolio, Global Balanced Fund's shareholders will receive the number of newly-issued Class A or Class B shares, as appropriate, of International Equity Portfolio of equal aggregate value to the aggregate value of the Class A and Class B shares of Global Balanced Fund which were previously held. The newly-issued shares will be credited to each shareholder's account as of the Closing Date.

    Because of the ownership interest of an affiliated person of SAAMCo in International Equity Portfolio, consummation of the Reorganization is subject to receipt by the Funds of an order from the SEC granting exemptive relief from the provisions of Section 17(a) of the 1940 Act, unless a change in facts subsequently eliminates the need for such relief. See "Security Ownership of Certain Shareholders and Management." There can be no assurance that such exemptive order will be granted.

BACKGROUND AND REASONS FOR PROPOSED REORGANIZATION

    CONSIDERATIONS OF THE BOARD OF TRUSTEES OF SUNAMERICA EQUITY FUNDS

    In deciding to approve the Agreement and recommend it to shareholders of Global Balanced Fund, the Trustees, including the independent Trustees, acted upon information provided to them indicating that the proposed Reorganization would operate in the best interests of Global Balanced Fund and its shareholders and that the interests of Global Balanced Fund shareholders would not be diluted as a result of the Reorganization. In particular, the Trustees determined that the proposed Reorganization offered the following benefits:

    - PERFORMANCE OF FUNDS; FEES AND EXPENSES: The Trustees received information relating to the performance of International Equity Portfolio, with which Global Balanced Fund would be reorganized. International Equity Portfolio was recently organized and has a performance record of less than a year. For information purposes, in addition to the performance record for International Equity Portfolio for the period November 12, 1996 to April 30, 1997, the Trustees were provided with historical performance information for each Adviser thereof relating to comparable accounts. The Trustees also received information about the fees and expenses charged (or to be charged) to International Equity Portfolio, which information tended to show that Global Balanced Fund shareholders who become Class A and Class B shareholders of International Equity Portfolio as a result of the proposed Reorganization will be subject to total expenses that are no higher than expenses relating to Global Balanced Fund, even after taking into account voluntary waivers and/or reimbursements that have been in effect for Global Balanced Fund. Moreover, the Trustees were informed that SAAMCo is under no obligation to continue any such waivers and/or reimbursements.

    - GROWTH RATE; ECONOMIES OF SCALE: Since commencing operations in June of 1994, Global Balanced Fund has, in the current market environment, been unable to attract sufficient new assets to offset redemptions and has incurred relatively high expense ratios. Global Balanced Fund has had fluctuating aggregate net assets ranging from $26,632,000 at September 30, 1994, to $23,497,269 at April 30, 1997. As a result of this stagnant growth in its aggregate net asset level, Global Balanced Fund has incurred high expense ratios and does not enjoy economies of scale. As of April 30, 1997, International Equity Portfolio had aggregate net assets of $37,118,155. The ratio of total expenses to average net assets for the fiscal year ended September 30, 1996, for Global Balanced Fund was 2.15% and 2.80% for the Class A and Class B shares, respectively, including fee waivers and expense reimbursements. If fee waivers and expense reimbursements are excluded, the ratio of total expenses to average net assets for the fiscal year ended September 30, 1996, for Global Balanced Fund was 2.59% and 3.21% for Class A and Class B shares, respectively. The estimated ratio of total expenses to average net assets for the fiscal year ending October 31, 1997, for International Equity Portfolio is 2.10% and 2.75% (annualized) for the Class A and Class B shares, respectively, net of fee waivers and expense reimbursements. The estimated ratios of total expenses to average net assets on a gross basis for the fiscal year ending October 31, 1997, for International Equity Portfolio are 2.50% and 3.33% (annualized) for the Class A and Class B shares, respectively.

    - SIMILARITIES OF THE FUNDS: In addition, International Equity Portfolio and Global Balanced Fund have a number of similarities that led to consideration of the Reorganization. Both Global Balanced Fund and International Equity Portfolio invest a significant portion of their assets in foreign equity securities, although Global Balanced Fund also invests in domestic equity securities and places a greater emphasis on debt securities. Global Balanced Fund and International Equity Portfolio both pay dividends of any net investment income and make distributions of any net capital gains at least annually. In addition, each Fund is managed by SAAMCo, advised by unaffiliated investment advisers, and distributed by SunAmerica Capital Services, Inc., and has similar purchase, redemption and exchange privileges.

    - TAX-FREE NATURE OF TRANSACTION; LACK OF DILUTION: The Trustees were informed that the proposed Reorganization involving Global Balanced Fund and International Equity Portfolio would be accomplished without the imposition of federal income taxes on either Global Balanced Fund or its shareholders. In addition, the Trustees were informed that the interests of Global Balanced Fund shareholders would not be diluted as a result of the proposed Reorganization and that the Global Balanced Fund shareholders would receive shares of International Equity Portfolio equal in value to the aggregate value of their Global Balanced Fund shares.

    THE BOARD OF TRUSTEES OF SUNAMERICA EQUITY FUNDS, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF GLOBAL BALANCED FUND VOTE FOR THE REORGANIZATION.

    CONSIDERATIONS OF THE BOARD OF DIRECTORS OF STYLE SELECT SERIES

    The Board of Directors of Style Select Series, including the independent Directors, has unanimously concluded that consummation of the Reorganization is in the best interests of International Equity Portfolio and its shareholders and that the interests of International Equity Portfolio shareholders would not be diluted as a result of the Reorganization, and has unanimously voted to approve the Agreement.

TERMS OF THE AGREEMENT

    On the Closing Date, all the assets and liabilities of Global Balanced Fund will be transferred to International Equity Portfolio in exchange for Class A and Class B shares of International Equity Portfolio on the basis of relative net asset value. Global Balanced Fund will then distribute to its shareholders the shares of International Equity Portfolio received by Global Balanced Fund pursuant to the terms of the Agreement in complete liquidation of Global Balanced Fund. Immediately upon distribution, the shares of International Equity Portfolio received by Global Balanced Fund's shareholders will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held immediately prior to the Reorganization.

    As of the Closing Date, International Equity Portfolio will, through its transfer agent, credit on its books and confirm in writing an appropriate number of its Class A and Class B shares to each shareholder of Global Balanced Fund, regardless of whether such shareholder holds physically issued certificates. International Equity Portfolio will not issue share certificates in connection with the Reorganization. With respect to any Global Balanced Fund shareholder holding Global Balanced Fund receipts for shares as of the Closing Date, until International Equity Portfolio is notified by Equity Funds' transfer agent that such shareholder has surrendered his or her outstanding Global Balanced Fund receipts for shares or, in the event of lost, stolen or destroyed receipts for shares, posted adequate bond or submitted a lost certificate form, as the case may be, International Equity Portfolio will not permit such shareholder to (1) receive dividends or other distributions on International Equity Portfolio shares in cash (although such dividends and distributions shall be credited to the account of such shareholder established on International Equity Portfolio's books as described above, as provided in the next sentence), (2) exchange International Equity Portfolio shares credited to such shareholder's account for shares of other SunAmerica sponsored funds as provided in the prospectus of International Equity Portfolio, or (3) pledge or redeem such shares. In the event that a shareholder is not permitted to receive dividends or other distributions on International Equity Portfolio shares in cash as provided in the preceding sentence, International Equity Portfolio shall pay such dividends or other distributions in additional International Equity Portfolio shares, notwithstanding any election such shareholder shall have made previously with respect to the payment of dividends or other distributions on shares of Global Balanced Fund. Global Balanced Fund will, at its expense, request its shareholders to surrender their outstanding Global Balanced Fund receipts for shares, post adequate bond or submit a lost certificate form, as the case may be.

    The Agreement sets forth certain additional conditions to the obligations of the parties to proceed with the Reorganization, including the approval of the Reorganization by shareholders of Global Balanced Fund, an opinion of counsel as to tax matters (depending on then-existing facts and circumstances) and the accuracy of various representations and warranties of Global Balanced Fund and International Equity Portfolio. As a condition to consummation of the Reorganization, Global Balanced Fund will make one or more distributions to shareholders prior to the Closing Date which, together with all previous distributions, have the effect of distributing to its Class A and B shareholders all of its net investment income and capital gains for the period from the close of its last fiscal year to the close of business on the Closing Date and any undistributed amounts thereof from the last fiscal year. Further, if the Reorganization is not approved at the Meeting by shareholders of Global Balanced Fund, Global Balanced Fund will continue to operate separately; however, the proposal may be resubmitted to shareholders of Global Balanced Fund, or the Board of Trustees of SunAmerica Equity Funds may consider what other action, if any, should be taken with respect to Global Balanced Fund.

    The foregoing description of the Agreement is qualified in its entirety by the terms and provisions of the Agreement, a copy of which is attached hereto as Exhibit A.

DESCRIPTION OF SHARES TO BE ISSUED

    Full and fractional Class A and Class B shares of International Equity Portfolio will be issued without the imposition of a sales charge or other fee to the shareholders of Global Balanced Fund in accordance with the procedures described above. Class A and Class B shares to be issued in the Reorganization will be fully paid and nonassessable when issued and transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of Style Select Series, enclosed herewith for additional information about Class A and Class B shares of International Equity Portfolio. A shareholder's holding period for Class B shares of International Equity Portfolio received pursuant to the Reorganization will include the shareholder's holding period for Global Balanced Fund shares surrendered in exchange therefor for purposes of determining any applicable CDSC upon redemption of such shares as well as the conversion schedule into Class A shares.

CERTAIN EFFECTS OF THE REORGANIZATION ON SHAREHOLDERS OF GLOBAL BALANCED FUND

    Upon consummation of the Reorganization, the prior election of Global Balanced Fund's shareholders to reinvest dividends and distributions in additional shares or to receive dividends or distributions in cash will continue in effect until changed as set forth in the Prospectus of Style Select Series (such options for reinvestment being identical to those of Global Balanced
Fund). Shareholders of Global Balanced Fund will receive shares of International Equity Portfolio having, on the Closing Date, the equivalent value in the aggregate of the shares of Global Balanced Fund previously held, in accordance with the terms of the Agreement.

EXPENSES OF THE REORGANIZATION

    SAAMCo will bear all of the expenses in connection with the Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

    Each Fund has elected to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and International Equity Portfolio intends to continue to so qualify.

    As a condition to the Reorganization, the Funds will receive an opinion from Shereff, Friedman, Hoffman & Goodman, LLP, counsel to the Funds, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (1) the Reorganization as set forth in the Agreement will constitute a tax-free reorganization under Section 368(a)(1)(C) of the Code; (2) no gain or loss will be recognized by International Equity Portfolio upon its receipt of Global Balanced Fund's assets solely in exchange for Class A and Class B shares of International Equity Portfolio; (3) no gain or loss will be recognized by Global Balanced Fund upon the transfer of its assets to International Equity Portfolio solely in exchange for Class A and Class B shares of International Equity Portfolio and the assumption of Global Balanced Fund's liabilities, if any, or upon the distribution (whether actual or constructive) of the Class A and Class B shares of International Equity Portfolio to Global Balanced Fund shareholders in exchange for their shares of the Class A and Class B shares of International Equity Portfolio; (4) no gain or loss will be recognized by shareholders of Global Balanced Fund upon the exchange of their Global Balanced Fund shares for Class A and Class B shares of International Equity Portfolio; (5) the tax basis of Global Balanced Fund's assets acquired by International Equity Portfolio will be the same as the tax basis of such assets to Global Balanced Fund immediately prior to the Reorganization; (6) the tax basis of Class A and Class B shares of International Equity Portfolio received by each shareholder of Global Balanced Fund pursuant to the Agreement will be the same as the tax basis of Global Balanced Fund shares held by such shareholder immediately prior to the Reorganization; (7) the holding period of the assets of Global Balanced Fund in the hands of International Equity Portfolio will include the period during which those assets were held by Global Balanced Fund; and (8) the holding period of Class A and Class B shares of International Equity Portfolio received by each shareholder of Global Balanced Fund will include the period during which Global Balanced Fund shares exchanged therefor were held by such shareholder, provided the Global Balanced Fund shares were held as capital assets on the date of the Reorganization.

    The opinion of counsel will be based upon certain representations made by SunAmerica Equity Funds and Style Select Series. While an opinion of counsel does not bind the Internal Revenue Service or the courts, it will reflect such counsel's view, as of the closing of the Reorganization, as to the expected federal income tax treatment of the Reorganization. If the Internal Revenue Service were to take a position contrary to the views expressed by such counsel, and succeed in asserting such position, shareholders would be treated as having received shares of International Equity Portfolio in a transaction in which gain or loss would be recognized for federal income tax purposes and International Equity Portfolio would be treated for such purposes as having purchased the assets of Global Balanced Fund for their fair market value.

    As of September 30, 1996, Global Balanced Fund had net capital loss carryforwards of $217,014. It is currently anticipated that this entire amount will be utilized to offset capital gains prior to the consummation of the Reorganization. To the extent they are not so utilized, any unused amount will be assumed by International Equity Portfolio and utilized to the full extent permitted under applicable federal tax law and regulations.

    Shareholders should consult their tax advisers regarding the effect of the proposed transaction in light of their individual circumstances. As the foregoing discussion relates only to federal income tax consequences, shareholders should also consult their tax advisers as to the state and local tax consequences of such transactions.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

    SunAmerica Equity Funds is an open-end management investment company that currently offers six different investment portfolios. It is organized as a business trust under the laws of the Commonwealth of Massachusetts and its Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($.01 par value per share) in separate series and classes. Global Balanced Fund, a portfolio of SunAmerica Equity Funds, consists of two classes of shares, designated Class A and Class B. Each shareholder is entitled to a full vote for each full share of beneficial interest held. Each class represents an interest in the same assets of the Fund and is identical in all respects except that each class bears certain distribution expenses and has voting rights with respect to certain distribution and service plans. Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of Global Balanced Fund is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid. Since Class B shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of Class B shares are likely to be lower than to Class A shareholders.

    Under Massachusetts law, shareholders of a business trust, such as SunAmerica Equity Funds, in certain circumstances may be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust of SunAmerica Equity Funds contains an express disclaimer of shareholder liability for acts or obligations of SunAmerica Equity Funds. The Declaration of Trust also provides for indemnification out of SunAmerica Equity Funds' property for any shareholder held personally liable for any trust obligation. Thus the risk of a shareholder being personally liable, as a partner for obligations of Global Balanced Fund, is limited to the unlikely circumstance in which Global Balanced Fund itself would be unable to meet its obligations. Under Maryland law, shareholders of a corporation, such as Style Select Series, will not be held personally liable for the obligations of the corporation.

    Like SunAmerica Equity Funds, Style Select Series is an open-end management investment company. Style Select Series currently offers four separate investment portfolios. It is organized as a Maryland corporation and is authorized to issue one billion (1,000,000,000) shares of common stock (par value $0.0001 per share). International Equity Portfolio, a series of Style Select Series, consists of four classes, designated Class A, Class B, Class C and Class Z, each of which consists of twenty-five million (25,000,000) shares. Only Class A, Class B and Class C shares are currently being offered to the public. Each shareholder is entitled to a full vote for each full share of common stock held. Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of International Equity Portfolio is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of Class B and Class C shares are likely to be lower than to Class A shareholders. Class C shares of International Equity Portfolio are not being offered hereby and will not be issued in connection with the Reorganization.

    Shares of both Global Balanced Fund and International Equity Portfolio are, when issued as described in their respective Prospectus, fully paid, nonassessable by the respective Fund, fully transferrable and redeemable at the option of the holder. SunAmerica Equity Funds' Declaration of Trust and Style Select Series' Articles of Incorporation permit the Board of Trustees or Directors, respectively, to authorize the creation of additional series of beneficial interest or common stock, respectively, and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as each Board may determine.

    Neither SunAmerica Equity Funds' Declaration of Trust nor Style Select Series' Articles of Incorporation requires annual meetings of shareholders except as required under the 1940 Act. Shareholder approval is necessary only for certain changes in operations or the election of Trustees/Directors under certain circumstances. No shares have cumulative voting rights for the election of Trustees/Directors. In addition, each Fund's Declaration of Trust or Articles of Incorporation permit a shareholder meeting to be called if requested in writing by holders of record of more than 10% or more of the outstanding shares of the Fund.

                             FINANCIAL INFORMATION

CAPITALIZATION

    The capitalization of Class A and Class B shares of each Fund as of April 30, 1997, and the pro forma combined capitalization as of that date after giving effect to the Reorganization are as follows:

                                                          INTERNATIONAL        INTERNATIONAL EQUITY
                                       GLOBAL BALANCED        EQUITY                 PORTFOLIO
                                            FUND            PORTFOLIO           PRO FORMA COMBINED
                                          (CLASS A)         (CLASS A)                (CLASS A)
                                       ---------------  ------------------  ---------------------------
Net Assets...........................      $7,944,521     $   22,994,862          $    30,938,766
Shares Outstanding...................       1,020,559          1,841,936                2,478,516
Net Asset Value per Share............           $7.78             $12.48                    $12.48
Maximum Sales Charge.................           $0.47              $0.76                     $0.76
Maximum Offering Price...............           $8.25             $13.24                    $13.24


                                                          INTERNATIONAL        INTERNATIONAL EQUITY
                                       GLOBAL BALANCED        EQUITY                 PORTFOLIO
                                            FUND            PORTFOLIO           PRO FORMA COMBINED
                                          (CLASS B)         (CLASS B)                (CLASS B)
                                       ---------------  ------------------  ---------------------------
Net Assets...........................   $  15,552,748     $   14,123,293          $    29,674,834
Shares Outstanding...................       2,010,954          1,134,927                2,385,148
Net Asset Value per Share............           $7.73             $12.44                    $12.44

                INFORMATION ABOUT INTERNATIONAL EQUITY PORTFOLIO
                            AND GLOBAL BALANCED FUND

INTERNATIONAL EQUITY PORTFOLIO

    Information about International Equity Portfolio and Style Select Series is contained in the Style Select Series prospectus dated May 30, 1997, a copy of which is enclosed herewith. Additional information about International Equity Portfolio and Style Select Series is included in the Statement of Additional Information of Style Select Series dated May 30, 1997 and the Statement of Additional Information (relating to this Proxy Statement and Prospectus). Copies of such Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge by contacting Style Select Series at 1-800-858-8850, or by writing Style Select Series at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. Style Select Series is subject to the informational requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by Style Select Series can be obtained by calling or writing Style Select Series and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549 and at certain of its regional offices located at Suite 1400, Northwestern Atrium Center, 500 West Madison Street, Chicago, IL 60661 and 13th Floor, Seven World Trade Center, New York, NY 10048. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates.

    This Proxy Statement and Prospectus, which constitutes part of a Registration Statement filed by Statement of Additional Information with the SEC under the 1933 Act, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to International Equity Portfolio and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

GLOBAL BALANCED FUND

    Information about Global Balanced Fund and SunAmerica Equity Funds is contained in the Prospectus of SunAmerica Equity Funds dated January 30, 1997, the Annual Report to Shareholders dated September 30, 1996, the Semi-Annual Report to Shareholders dated March 31, 1997, the Statement of Additional Information of SunAmerica Equity Funds dated January 30, 1997, and the Statement of Additional Information (relating to this Proxy Statement and Prospectus). Copies of such prospectus, Annual Report, Semi-Annual Report and Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge from SunAmerica Equity Funds by calling 1-800-858-8850 or by writing to SunAmerica Equity Funds at SunAmerica Equity Funds, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. SunAmerica Equity Funds is subject to the informational requirements of the 1933 Act, the 1934 Act and the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by SunAmerica Equity Funds can be obtained by calling or writing SunAmerica Equity Funds and can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section.

                       INFORMATION CONCERNING THE MEETING

VOTING INFORMATION

    Proxies in the form enclosed with this Proxy Statement and Prospectus are being solicited by the Board of Trustees of SunAmerica Equity Funds for use at the Meeting. If the proxy cards in the accompanying form are properly executed and returned, the shares of Global Balanced Fund represented thereby will be voted as instructed on the proxy. If no instructions are given, such shares will be voted FOR the proposed Reorganization and in the discretion of the proxies named in the proxy card, on any other proposals to properly come before the Meeting or any adjournment thereof. Any proxy may be revoked by a shareholder prior to its exercise upon written notice to the Secretary of SunAmerica Equity Funds, by the shareholder signing and sending a later-dated proxy, or by the vote of a shareholder cast in person at the Meeting.

    All costs of the Reorganization, including the costs of printing and mailing the accompanying Notice of Special Meeting and this Proxy Statement and Prospectus and the costs of the Meeting, will be borne by SAAMCo.

    Shareholders of record at the close of business on June 30, 1997 are entitled to vote at the Meeting. Each share of Global Balanced Fund is entitled to one vote with respect to the proposed Reorganization. On June 30, 1997 there were issued and outstanding an aggregate of 2,896,737.041 shares of Global Balanced Fund, including 958,205.368 Class A shares and 1,938,531.673 Class B shares. See "Security Ownership of Certain Shareholders and Management."

    As of the record date, there were issued and outstanding an aggregate of 3,758,237.802 shares, including 2,024,788.175 Class A shares, 1,539,452.129
Class B shares and 193,998.498 Class C shares, of International Equity Portfolio. See "Security Ownership of Certain Shareholders and Management."

    If, by the time scheduled for the Meeting, a quorum of shareholders of Global Balanced Fund is not present or if a quorum of Global Balanced Fund's shareholders is present but sufficient votes in favor of the Reorganization are not received, SunAmerica Equity Funds may propose one or more adjournments of the Meeting to permit further solicitation of proxies from shareholders of Global Balanced Fund. Any such adjournment will require the vote of a majority of the shares of the Global Balanced Fund present in person or by proxy at the session of the Meeting to be adjourned. In the event of a proposal to adjourn the Meeting, the persons named as proxies will vote the proxies in favor of such adjournment if they determine that such adjournment and additional solicitation is reasonable and in the interest of Global Balanced Fund's shareholders.

    A quorum for the transaction of business at the Meeting is constituted by the presence in person or by proxy of holders of a majority of the outstanding shares of Global Balanced Fund entitled to vote at the Meeting. If a proxy is properly executed and returned accompanied by instructions to withhold authority ("non-vote"), or is marked with an abstention, the shares represented thereby will be considered to be present at the Meeting for determining the existence of a quorum for the transaction of business. Approval of the Reorganization requires the affirmative vote of a majority of Global Balanced Fund's shares represented in person or by proxy and entitled to vote at the Meeting. The shares represented by a proxy that constitutes a non-vote or an abstention will be considered present at the Meeting for purposes of determining a quorum for the transaction of business but, not being cast in favor, will have the effect of a vote against approval of the Reorganization. Approval of the Reorganization by the shareholders of International Equity Portfolio is not necessary.

                             SECURITY OWNERSHIP OF
                      CERTAIN SHAREHOLDERS AND MANAGEMENT

    On June 30, 1997, the record date for the Meeting, the Trustees and officers of SunAmerica Equity Funds as a group owned less than 1% of the outstanding shares of Global Balanced Fund. To the best knowledge of SunAmerica Equity Funds, as of the record date, no person owned beneficially or of record 5% or more of Global Balanced Fund's outstanding shares.

    On the record date, the Directors and officers of Style Select Series as a group owned less than 1% of the outstanding shares of International Equity Portfolio. To the best knowledge of Style Select Series, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of International Equity Portfolio:

                                       NUMBER OF
        NAME AND ADDRESS             SHARES OWNED       PERCENT OWNED       NUMBER OF
          OF RECORD OR               OF RECORD AND      OF RECORD AND    SHARES OWNED OF   PERCENT OWNED
        BENEFICIAL OWNER             BENEFICIALLY       BENEFICIALLY       RECORD ONLY    OF RECORD ONLY
---------------------------------  -----------------  -----------------  ---------------  ---------------
SunAmerica Inc.
 Los Angeles, CA 90067...........        1,200,000            31.9%                --               --

Merrill Lynch, Pierce,
 Fenner & Smith, Inc.
 Jacksonville, FL 32246..........               --               --           316,066             8.4%

                                 OTHER MATTERS

    The Board of Trustees of SunAmerica Equity Funds knows of no other matters that may come before the Meeting. If any such matters should properly come before the Meeting, it is the intention of the persons named in the enclosed form of proxy to vote such proxy in accordance with their best judgment.

                             SHAREHOLDER PROPOSALS

    It is the present intention of the Board of Directors/Trustees of each Fund not to hold annual meetings of shareholders unless the election of Directors/Trustees is required under the 1940 Act nor to hold special meetings of shareholders unless required by the 1940 Act or state law.

    A shareholder proposal intended to be presented at any subsequent meeting of the shareholders of Global Balanced Fund must be received by SunAmerica Equity Funds a reasonable time before the Trustees' solicitation relating to such meeting is made in order to be included in Global Balanced Fund's proxy statement and form of proxy relating to that meeting. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before the inclusion of the proposal is required. In the event that the Reorganization is approved at this Meeting, it is not expected that there will be any future shareholder meetings of Global Balanced Fund.

    PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY PROMPTLY. NO POSTAGE IS REQUIRED ON THE ENCLOSED ENVELOPE IF MAILED IN THE UNITED STATES.

                                          By Order of the Board of Trustees

                                          Robert M. Zakem
                                          SECRETARY

New York, NY
July 2, 1997

                      AGREEMENT AND PLAN OF REORGANIZATION

    AGREEMENT AND PLAN OF REORGANIZATION dated May 22, 1997 (the "Agreement") between SunAmerica Equity Funds, a Massachusetts business trust ("Equity Funds"), on behalf of its Global Balanced Fund ("Global Balanced"), and Style Select Series, Inc., a Maryland corporation ("Style Select"), on behalf of its International Equity Portfolio ("International Equity").

                              W I T N E S S E T H:

    WHEREAS, Global Balanced is a separate, non-diversified series of Equity Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and

    WHEREAS, International Equity is a separate series of Style Select, a non-diversified, open-end management investment company registered under the 1940 Act; and

    WHEREAS, the Board of Trustees of Equity Funds and the Board of Directors of Style Select have determined that it is advisable that Global Balanced sell all of its assets to International Equity in exchange for Class A and Class B shares of common stock of International Equity (the "Issued Shares"), that International Equity assume all of the liabilities of Global Balanced, on the terms and conditions hereinafter set forth and that the Issued Shares be distributed to shareholders of Global Balanced in liquidation thereof (the "Sale") and in accordance with the applicable provisions of the 1940 Act, the Declaration of Trust of Equity Funds, the Articles of Incorporation of Style Select, and the laws of the Commonwealth of Massachusetts and the State of Maryland, and have duly approved this Agreement; and

    WHEREAS, it is intended that this Agreement constitute a Plan of Reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code").

    NOW, THEREFORE, in consideration of the mutual promises contained herein, the parties hereto agree as follows:

    1. AGREEMENT OF SALE. At the Effective Date (as hereinafter defined), Global Balanced shall transfer all the business and assets of Global Balanced and assign all the liabilities of Global Balanced to International Equity, and International Equity shall acquire all such business and assets of Global Balanced in exchange for assumption of such liabilities and delivery to Global Balanced by International Equity of a number (both full and fractional) of Issued Shares having an aggregate net asset value (calculated in accordance with the description of the net asset value in the then-current Prospectus of International Equity) equal to the aggregate net asset value of Global Balanced (calculated in accordance with the description of the net value in the then-current Prospectus of Global Balanced). The net asset value of the Class A and B shares of each of International Equity and Global Balanced shall be determined separately for purposes of Section 2 hereof.

    All debts, liabilities and duties of Global Balanced, to the extent they exist at or after the Effective Date, shall after the Effective Date attach to International Equity, and may be enforced against International Equity to the same extent as if the same had been incurred by International Equity.

    2.  LIQUIDATION OF GLOBAL BALANCED AND DISTRIBUTION OF ITS
ASSETS. Immediately after the Effective Date, (a) the Issued Shares received by Global Balanced pursuant to Section 1 hereof will be distributed to the shareholders of Global Balanced in exchange for their Class A and Class B shares ("Exchanged Shares") in Global Balanced, such that each shareholder of Global Balanced shall receive a number of full and fractional

Issued Shares of the same class as, and having, at the Effective Date, an aggregate net asset value equal to the aggregate net asset value of, the Exchanged Shares held by such shareholder at the Effective Date, and (b) the Exchanged Shares will thereupon be canceled on the books of the Trust. The net asset value of the Issued Shares and of the Exchanged Shares will be calculated as provided in Section 1 hereof.

    The distribution of the Issued Shares to the shareholders of Global Balanced will be accomplished by the establishment of an open account on the share records of International Equity in the name of each shareholder of Global Balanced and representing the respective pro rata number of Issued Shares of the same class as, and equal in value to the value of, the Exchanged Shares held by such shareholder at the Effective Date. Exchanged Shares held in an open account with State Street Bank and Trust Company, or such other bank or trust company as is, at the Effective Date, the transfer agent of Global Balanced, will automatically become the number of Issued Shares provided for above and be held in an open account with State Street Bank and Trust Company, or such other bank or trust company, in its capacity as the transfer agent of International Equity.

    International Equity shall not issue certificates representing its shares in connection with such exchange. With respect to any Global Balanced shareholder holding Global Balanced receipts for shares as of the Effective Date, until International Equity is notified by Equity Funds' transfer agent that such shareholder has surrendered his or her outstanding Global Balanced receipts for shares or, in the event of lost, stolen or destroyed receipts for shares, posted adequate bond or submitted a lost certificate form, as the case may be, International Equity will not permit such shareholder to (1) receive dividends or other distributions on International Equity shares in cash (although such dividends and distributions shall be credited to the account of such shareholder established on International Equity's books as described above, as provided in the next sentence), (2) exchange International Equity shares credited to such shareholder's account for shares of other SunAmerica sponsored funds as provided in the prospectus of International Equity, or (3) pledge or redeem such shares. In the event that a shareholder is not permitted to receive dividends or other distributions on International Equity shares in cash as provided in the preceding sentence, International Equity shall pay such dividends or other distributions in additional International Equity shares, notwithstanding any election such shareholder shall have made previously with respect to the payment of dividends or other distributions on shares of Global Balanced. Global Balanced will, at its expense, request its shareholders to surrender their outstanding Global Balanced receipts for shares, post adequate bond or submit a lost certificate form, as the case may be.

    Ownership of International Equity shares will be shown on the books of International Equity's transfer agent. Shares of International Equity will be issued in the manner described in International Equity's then-current prospectus and statement of additional information.

    Any transfer taxes payable upon issuance of shares of International Equity in exchange for shares of Global Balanced in a name other than that of the registered holder of the shares being exchanged on the books of Global Balanced as of that time shall be paid by the person to whom such shares are to be issued as a condition to the registration of such transfer.

    Any reporting responsibility with the Securities and Exchange Commission (the "Commission") or any state securities commission of Equity Funds with respect to Global Balanced is and shall remain the responsibility of Equity Funds up to and including the Effective Date.

    All books and records of Global Balanced, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to International Equity from and after the Effective Date and shall be turned over to International Equity on or prior to the Effective Date.

    3.  REPRESENTATIONS AND WARRANTIES BY STYLE SELECT.

    Style Select represents and warrants to Equity Funds that:

        (a) ORGANIZATION. Style Select is a corporation duly organized and validly existing under the laws of the State of Maryland. Style Select is registered under the 1940 Act as a non-diversified, open-end management investment company and all of its outstanding Class A and Class B shares have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act") (File No. 333-11283).

        (b) AUTHORITY TO ISSUE SHARES. Style Select is duly authorized to issue the Issued Shares hereunder, and each such share will be, upon issuance, duly authorized, validly issued, fully-paid and non-assessable, and will have full voting rights. All of Style Select's issued and outstanding Class A and Class B shares are duly authorized, validly issued, fully-paid and non-assessable, and have full voting rights.

        (c) SECURITIES LAWS. As of the Effective Date, the Issued Shares will be duly qualified for offering to the public in all jurisdictions in which the sale of such shares is required to be qualified to carry out the transactions contemplated hereby, and there are a sufficient number of such Issued Shares registered under the 1933 Act to permit the transfers contemplated by this Agreement to be consummated.

        (d) TRANSACTION PROXY. With respect to the combined proxy statement and prospectus pursuant to which approval of the Global Balanced shareholders to the transactions contemplated hereby will be sought (the "Transaction Proxy"), the information therein regarding Style Select and International Equity will not contain any untrue statement of a material fact, or omit to state a material fact required to be stated therein in order to make the statements made therein, in light of the circumstances under which they are made, not misleading.

        (e) AUTHORIZATION. Style Select has full power and authority to enter into and perform its obligations under this Agreement. The execution and delivery of this Agreement and performance of the matters contemplated hereby by Style Select have been duly authorized by its Board of Directors, and approval by its shareholders of the matters contemplated hereby is not required. This Agreement constitutes the valid and binding obligation of Style Select, enforceable against it in accordance with its terms.

        (f) LEGAL PROCEEDINGS. There are no legal, administrative or other proceedings pending or, to the knowledge of Style Select, threatened against Style Select which would materially affect the financial condition of Style Select or the ability of Style Select to consummate the transactions contemplated by this Agreement. Style Select is not charged with or, to the best of its knowledge, threatened with any violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

        (g) NO CONFLICTS. Style Select is not a party to or obligated under any provision of its Articles of Incorporation, By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, which would be violated by its execution of or performance under this Agreement.

        (h) SUBCHAPTER M. International Equity satisfies, has satisfied since its inception, will at the Effective Date satisfy, and consummation of the transactions contemplated by this Agreement will not cause it to fail to satisfy for any period, the requirements of Subchapter M of the Code for Federal income taxation as a regulated investment company.

        (i) CURRENT INFORMATION. The statements contained in Style Select's Prospectus dated March 5, 1997 and Statement of Additional Information of even date, each as supplemented to date, at the time such Prospectus and Statement of Additional Information became effective, at the date of the signing of this Agreement, and at the Effective Date did not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

        (j) FINANCIAL STATEMENTS. The Portfolio of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights of International Equity at April 30, 1997 (unaudited) for the six month period then ended which have been prepared in accordance with generally accepted accounting principles and present fairly, in all material respects, the financial condition, results of operations, changes in net assets and financial highlights of International Equity as of and for the six month period ended on such date, and there are not material known liabilities of International Equity (contingent or otherwise) not disclosed therein.

        (k) MATERIAL ADVERSE CHANGE. Since April 30, 1997, there has not been any material adverse change in International Equity's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by International Equity of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by Equity Funds. For the purposes of this paragraph 3(k), a decline in net assets or change in the number of shares outstanding shall not constitute a material adverse change.

        (l) TAX RETURN. At the date hereof and at the Effective Date, all federal and other tax returns and reports of International Equity required by law to have been filed on or before such dates shall have been timely filed, and all federal and other taxes shown as due on said returns and reports shall have been paid insofar as due, or provision shall have been made for the payment thereof, and, to the best of Style Select's knowledge, all federal or other taxes required to be shown on any such return or report have been shown on such return or report, no such return is currently under audit and no assessment has been asserted with respect to such returns.

    4.  REPRESENTATIONS AND WARRANTIES BY EQUITY FUNDS.

    Equity Funds represents and warrants to Style Select that:

        (a) ORGANIZATION. Equity Funds is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts. Equity Funds is registered under the 1940 Act as an open-end management investment company and all the outstanding Class A and Class B shares of its Global Balanced series have been sold pursuant to an effective registration statement filed under the 1933 Act (File No. 33-08021).

        (b) AUTHORITY TO ISSUE SHARES. All of Equity Funds' issued and outstanding shares of its Global Balanced series are duly authorized, validly issued, fully-paid and non-assessable, and have full voting rights.

        (c) TRANSACTION PROXY. The information in the Transaction Proxy regarding Equity Funds and its Global Balanced series will not contain any untrue statement of a material fact, or omit to state a material fact required to be stated therein in order to make the statements made therein, in light of the circumstances under which they are made, not misleading.

        (d) AUTHORIZATION. Equity Funds has full power and authority to enter into and perform its obligations under this Agreement. The execution and delivery of this Agreement and performance of the matters contemplated hereby by Equity Funds have been duly authorized by the Board of Trustees of Equity Funds, and subject to approval by the Class A and Class B shareholders of Global Balanced of the matters contemplated hereby, this Agreement constitutes the valid and binding obligation of Equity Funds, enforceable against it in accordance with its terms.

        (e) LEGAL PROCEEDINGS. There are no legal, administrative or other proceedings pending or, to the knowledge of Equity Funds, threatened against Equity Funds which would materially affect the financial condition of Equity Funds or the ability of Equity Funds to consummate the transactions contemplated by this Agreement. Equity Funds is not charged with or, to the best of its knowledge, threatened with any violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

        (f) NO CONFLICTS. Equity Funds is not a party to or obligated under any provision of its Declaration of Trust, By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, which would be violated by its execution of or performance under this Agreement.

        (g) SUBCHAPTER M. Global Balanced satisfies, has satisfied since its inception, and will immediately prior to the Effective Date satisfy, the requirements of Subchapter M of the Code.

        (h) CURRENT INFORMATION. The statements contained in Equity Funds' Prospectus dated January 30, 1997 and Statement of Additional Information of even date, as supplemented to date, at the time such Prospectus and Statement of Additional Information became effective and at the date of the signing of this Agreement, did not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

        (i) MATERIAL CONTRACTS. All material contracts or other commitments to which Global Balanced, or the properties or assets of Global Balanced, is subject, or by which Global Balanced is bound except this Agreement will be terminated on or prior to the Effective Date without Global Balanced or International Equity incurring any liability or penalty with respect thereto.

        (j) FINANCIAL STATEMENTS. The Portfolio of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights of Global Balanced at September 30, 1996 and for the year then ended (copies of which have been furnished to International Equity) have been audited by Price Waterhouse LLP, independent auditors, in accordance with generally accepted accounting principles and present fairly, in all material respects, the financial condition, results of operations, changes in net assets and financial highlights of Global Balanced as of and for the period ended on such date, and there are not material known liabilities of Global Balanced (contingent or otherwise) not disclosed therein;

        The Portfolio of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights of Global Balanced at March 31, 1997

    (unaudited) for the six month period then ended, which have been prepared in accordance with generally accpeted accounting principles and present fairly, in all material respects, the financial condition, results of operations, changes in net assets and financial highlights of Global Balanced as of and for the six month period ended on such date, and there are not material known liabilities of Global Balanced (contingent or otherwise) not disclosed therein.

        (k) MATERIAL ADVERSE CHANGE. Since March 31, 1997, there has not been any material adverse change in Global Balanced's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by Global Balanced of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by Style Select. For the purposes of this paragraph 4(k), a decline in net assets or change in the number of shares outstanding shall not constitute a material adverse change.

        (l) TAX RETURNS. At the date hereof and at the Effective Date, all federal and other tax returns and reports of Global Balanced required by law to have been filed on or before such dates shall have been timely filed, and all federal and other taxes shown as due on said returns and reports shall have been paid insofar as due, or provision shall have been made for the payment thereof, and, to the best of Equity Funds' knowledge, all federal or other taxes required to be shown on any such return or report have been shown on such return or report, no such return is currently under audit and no assessment has been asserted with respect to such returns.

        (m) MARKETABLE TITLE. At the Effective Date, Equity Funds will have good and marketable title to the assets of Global Balanced to be transferred to International Equity pursuant to Section 1, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder free of any liens, claims, charges or other encumbrances, and, upon delivery and payment for such assets, International Equity will acquire good and marketable title thereto.

    5.  COVENANTS OF STYLE SELECT AND EQUITY FUNDS.

        (a) REGISTRATION STATEMENT. Style Select will as promptly as practicable file with the Commission a Registration Statement on Form N-14 under the 1933 Act (the "Registration Statement") relating to the Issued Shares, including the Transaction Proxy, and will use its best efforts to ensure that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it will comply in all material respects with the applicable provisions of the 1933 Act, the 1940 Act and the Securities Exchange Act of 1934, and rules and regulations promulgated thereunder.

        (b) REVIEW. Each party will give the other a reasonable opportunity to review and comment upon all reports, notices, registration statements, proxy statements and other material relating to any aspect of this Agreement or the transactions contemplated hereunder filed by such party with the Commission or with any other federal, state or local authority or to be distributed to shareholders of such party.

        (c) INDEMNIFICATION. Each party will indemnify and hold harmless the other and its trustees, directors, officers, employees and agents from and against any and all claims, demands, liabilities, and expenses (including the cost of investigating or defending such claims, demands or liabilities and reasonable counsel fees and expenses incurred in connection therewith) that arise out of or are based upon statements or omissions in the Transaction Proxy or the Registration Statement made in reliance upon and in conformity with written information furnished by such party or its affiliates.

        (d) COOPERATION. Each party will cooperate with the other in executing such documents and taking such actions, before and after the Effective Date, as may be reasonably necessary to effect the transactions contemplated hereby.

        (e) OPERATION OF BUSINESS. Equity Funds, with respect to Global Balanced, and Style Select, with respect to International Equity, each covenants to operate its respective business in the ordinary course between the date hereof and the Effective Date, it being understood that the ordinary course of business will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by the normal operations of the Funds, except as may otherwise be required by paragraph 6(i) hereof.

        (f) MEETING OF SHAREHOLDERS. Equity Funds covenants to call a meeting of the shareholders of Global Balanced to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby (including the determinations of its Trustees as set forth in Rule 17a-8(a) under the 1940 Act).

    6. CONDITIONS PRECEDENT. The obligations of Equity Funds and Style Select to effectuate the Sale hereunder shall be subject to the satisfaction of each of the following conditions:

        (a) CONSENTS. Such authority, including "no-action" letters and orders from the Commission, if any, as may be determined by the Board of Directors/Trustees of Style Select and Equity Funds, to be necessary and appropriate to permit the parties to carry out the transactions contemplated by this Agreement shall have been received.

        (b) NO PROCEEDINGS. The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act, and no other action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

        (c) REGISTRATION STATEMENT. Style Select shall have filed with the Commission the Registration Statement and the Commission shall have declared effective such Registration Statement and such effectiveness shall not have been withdrawn, suspended or terminated and no proceeding for that purpose shall have been initiated or threatened by the Commission.

        (d) TAX OPINION. Prior to the Effective Date, in the event that Shereff, Friedman, Hoffman & Goodman, LLP, counsel to Equity Funds, determines, based upon facts and circumstances then existing, that the Sale will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, then such firm shall deliver an opinion to Equity Funds and Style Select (or shall obtain a private letter ruling from the Internal Revenue Service) to the effect that:
        I. The Sale as provided for herein will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code;

        II. Global Balanced and International Equity will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

        III. Pursuant to Sections 361(a) and 357(a) of the Code, no gain or loss will be recognized to Global Balanced as a result of the transfer of its assets to and the assumption of its liabilities by International Equity as a result of the Sale;

        IV. Pursuant to Section 1032(a) of the Code, no gain or loss will be recognized to International Equity upon its acquisition of Global Balanced's assets solely in exchange for the Issued Shares and the assumption of Global Balanced's liabilities;

        V. Pursuant to Section 362(b) of the Code, the basis of the assets of Global Balanced acquired by International Equity will be the same as the basis of such assets when held by Global Balanced immediately prior to the exchange;

        VI. Pursuant to Section 1223(2) of the Code, the holding period of the assets of Global Balanced when held by International Equity will include the period during which such assets were held by Global Balanced;

        VII. Pursuant to Section 354(a)(1) of the Code, no gain or loss will be recognized to a shareholder of Global Balanced upon the exchange of his or her Exchanged Shares for Issued Shares, including fractional Issued Shares of the same class;

        VIII. Pursuant to Section 358(a)(1) of the Code, the basis of the Issued Shares received by former Global Balanced Class A and Class B shareholders will be the same as the basis of the Exchanged Shares surrendered in exchange therefor; and

        IX. Pursuant to Section 1223(1) of the Code, the holding period for Issued Shares received by Class A and Class B shareholders of Global Balanced in exchange for the Exchanged Shares will include the period during which such shareholders held the Exchanged Shares (provided the Exchanged Shares were held as capital assets as of the Effective Date).

        (e) BLUE SKY. The Issued Shares shall have been duly qualified for offering to the public in such states of the United States, and the District of Columbia (except where such qualifications are not required) so as to permit the transfers contemplated by this Agreement to be consummated.

        (f) SHAREHOLDER APPROVAL. A resolution approving this Agreement and the Sale contemplated hereby shall have been adopted by vote of the shareholders of Global Balanced at an annual or special meeting of shareholders.

        (g) AUTHORIZATION OF ISSUED SHARES. The Board of Directors of Style Select shall have authorized the issuance by Style Select of the Issued Shares at the Effective Date in exchange for the assets of Global Balanced pursuant to the terms and provisions of this Agreement.

        (h) ACCURACY. All the representations and warranties of the other party contained herein shall be true and correct as of the Effective Date with the same effect as though made as of and at the Effective Date.

        (i) DISTRIBUTIONS. Global Balanced shall have made a distribution or distributions prior to the Effective Date which, together with all previous distributions, shall have the effect of distributing to its Class A and Class B shareholders all of its net investment income and capital gains for the period from the close of its last fiscal year to the close of business on the Effective Date and any undistributed amounts thereof from the last fiscal year.

    7.  EFFECTIVE DATE.  Subject to the satisfaction of the provisions of
Section 6 hereof, the exchange of the business, assets and liabilities of Global Balanced for Issued Shares shall be effective as of 5:30 p.m., New York time, on September 12, 1997 or at such other time and date as fixed by the mutual consent of the parties (the "Effective Date").

    8.  BROKERAGE FEES AND EXPENSES.

        (a) BROKERS. Style Select and Global Balanced each represents and warrants to the other that there are no brokers or finders entitled to receive any payments from it in connection with the transactions provided for herein.

        (b) EXPENSES. Each party shall bear its respective costs and expenses incurred in connection with the Sale unless otherwise assumed by its investment adviser.

    9. TERMINATION. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Directors/Trustees of either party notwithstanding approval thereof by the shareholders of Global Balanced, at any time prior to the Effective Date, if circumstances should develop that, in the opinion of the Board of Trustees of Equity Funds or the Board of Directors of Style Select, make proceeding with the Agreement inadvisable.

    10. GOVERNING LAW. This Agreement shall be governed by and construed in accordance with the laws of the State of New York without giving effect to any principles of conflicts of law, except insofar as provisions hereof are governed by the 1940 Act.

    11. ASSIGNMENT. The Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns. Except as specifically provided herein, no assignment hereof or of any rights or obligations hereunder shall be made without the prior written consent of the other party.

    12. NO LIABILITY OF SHAREHOLDERS OR TRUSTEES OF EQUITY FUNDS; AGREEMENT AN OBLIGATION ONLY OF GLOBAL BALANCED, AND ENFORCEABLE ONLY AGAINST ASSETS OF GLOBAL BALANCED. The name "SunAmerica Equity Funds" is the designation of the Trustees from time to time acting under an Amended and Restated Declaration of Trust dated September 24, 1993, as the same may be from time to time amended, and the name "Global Balanced Fund" is the designation of a portfolio of the assets of Equity Funds. Style Select, on behalf of International Equity, acknowledges that it must look, and agrees that it shall look, solely to the assets of Global Balanced for the enforcement of any claims arising out of or based on the obligations of Global Balanced hereunder, and with respect to obligations relating to Global Balanced, only to the assets of Global Balanced, and in particular that (i) neither the Trustees, officers, agents or shareholders of Equity Funds assume or shall have any personal liability for obligations of Global Balanced hereunder, and (ii) none of the assets of Equity Funds other than the portfolio assets of Global Balanced may be resorted to for the enforcement of any claim based on the obligations of Global Balanced hereunder.

    13. ENTIRE AGREEMENT; AMENDMENT. This Agreement constitutes the entire agreement of the parties with respect to the subject matter hereof, and supersedes all prior agreements and understandings, whether written or oral, with respect to the subject matter hereof. This Agreement may be amended only by mutual consent of the parties in writing.

    IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President and attested by its Secretary as of the date first above written.

                                          SUNAMERICA EQUITY FUNDS
                                          (SunAmerica Global Balanced)

Attest:

                                            By:
-----------------------------------------              --------------------------------------------
Robert M. Zakem                                        Peter A. Harbeck
SECRETARY                                              PRESIDENT

                                            STYLE SELECT SERIES, INC.

ATTEST:

                                            BY:
-----------------------------------------              --------------------------------------------
Robert M. Zakem                                        Peter A. Harbeck
SECRETARY                                              PRESIDENT

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JULY 2, 1997


                          Acquisition of the Assets of
                         SUNAMERICA GLOBAL BALANCED FUND
                                   A SERIES OF
                             SUNAMERICA EQUITY FUNDS
                              The SunAmerica Center
                                733 Third Avenue
                         New York, New York  10017-3204
                                  800-858-8850

              By and in exchange for Class A and Class B Shares of

                         INTERNATIONAL EQUITY PORTFOLIO
                                   A SERIES OF
                             STYLE SELECT SERIES-SM-
                              The SunAmerica Center
                                733 Third Avenue
                         New York, New York  10017-3204
                                  800-858-8850


          This Statement of Additional Information dated July 2, 1997 is not a prospectus. A Prospectus and Proxy Statement dated July 2, 1997 related to the above-referenced matter may be obtained from Style Select Series-SM-, The
SunAmerica Center, 733 Third Avenue, New York, New York  10017-3204.   This
Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                                TABLE OF CONTENTS

1.   Statement of Additional Information of Style Select Series dated May 30,
     1997.

2. Statement of Additional Information of SunAmerica Equity Funds dated January 30, 1997.

3.   Annual Report of SunAmerica Equity Funds for the year ended September 30,
     1996.

4. Semi-Annual Report of SunAmerica Equity Funds for the period ended March 31, 1997.

5.   Pro Forma Statement of Assets and Liabilities.

ADDITIONAL INFORMATION ABOUT STYLE SELECT SERIES, INC. AND SUNAMERICA EQUITY
FUNDS

     The Statement of Additional Information of Style Select Series dated May 30, 1997 is attached hereto and incorporated herein by reference.

     The Statement of Additional Information of SunAmerica Equity Funds dated January 30, 1997 is attached hereto and incorporated herein by reference.

     The Annual Report of SunAmerica Equity Funds dated September 30, 1996, is attached hereto and incorporated herein by reference.

     The Semi-Annual Report of SunAmerica Equity Funds dated March 31, 1997, is attached hereto and incorporated herein by reference.

     Pro forma financial statements of International Equity Portfolio and Global Balanced Fund as of April 30, 1997 are attached hereto and incorporated herein by reference.

SUNAMERICA EQUITY FUNDS - GLOBAL BALANCED FUND
STYLE SELECT SERIES - INTERNATIONAL EQUITY PORTFOLIO
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)


                                                                            GLOBAL    INTERNATIONAL                    PRO FORMA
                                                                           BALANCED      EQUITIES       PRO FORMA       COMBINED
                                                                             FUND       PORTFOLIO      ADJUSTMENTS      (NOTE 1)
                                                                         ------------  -------------   -----------    ----------

ASSETS:
Investments securities, at value (identified cost
$17,642,708, $33,151,969 and $50,794,677, respectively)                  $19,060,980    $32,848,094          -        $51,909,074
Short-term securities (cost equals market)                                 1,329,000        706,000          -          2,035,000
Repurchase agreements (cost equals market)                                 1,924,000      3,469,000          -          5,393,000
Cash                                                                         225,124          1,152          -            226,276
Foreign cash                                                                 699,407        109,165          -            808,572
Receivable for investments sold                                               92,899        265,641          -            358,540
Interest and dividends receivable                                            208,963        148,894          -            357,857
Foreign currency contracts                                                     -            366,055          -            366,055
Receivable for shares of beneficial interest sold                                748        972,187          -            972,935
Prepaid expenses                                                               1,185         43,674          -             44,859
Receivable from investment adviser                                             7,623         12,421          -             20,044
Unrealized appreciation of foreign currency contracts                        103,608         95,395          -            199,003
Deferred organizational expenses                                               1,824         20,019     (1,824)(A)         20,019
                                                                         -----------    -----------    -----------    -----------
     Total assets                                                         23,655,361     39,057,697        (1,824)     62,711,234
                                                                         -----------    -----------    -----------    -----------
                                                                         -----------    -----------    -----------    -----------

LIABILITIES:
Payable for investments purchased                                             79,655        321,699          -            401,354
Payable for shares of beneficial interest redeemed                             -             55,385          -             55,385
Investment advisory and management fees payable                               19,259         32,101          -             51,360
Accrued expenses                                                              44,824         40,813          -             85,637
Foreign currency contracts                                                     -            367,253          -            367,253
Distribution and service maintenance fees payable                             14,354         17,217          -             31,571
Unrealized depreciation of foreign currency contracts                          -             10,444          -             10,444
                                                                         -----------    -----------    -----------    -----------
     Total liabilities                                                       158,092        844,912          -          1,003,004
                                                                         -----------    -----------    -----------    -----------
          Net assets                                                     $23,497,269    $38,212,785       ($1,824)    $61,708,230
                                                                         -----------    -----------    -----------    -----------
                                                                         -----------    -----------    -----------    -----------
NET ASSETS WERE COMPOSED OF:
Shares of beneficial interest, $.01 and $.0001 par value, respectively       $30,315        $30,648          -            $60,963
Paid-in capital                                                           20,995,781     38,284,035          -         59,279,816
                                                                         -----------    -----------    -----------    -----------
                                                                          21,026,096     38,314,683          -         59,340,779
Accumulated undistributed net investment income (loss)                     (183,825)         38,459     (1,824)(A)      (147,190)
Accumulated undistributed net realized gain (loss) on
   investments, foreign currency and other assets and liabilities          1,146,527         79,148          -          1,225,675
Net unrealized appreciation (depreciation) of investments                  1,418,272      (303,875)          -          1,114,397
Net unrealized appreciation of foreign currency, other
  assets and liabilities                                                      90,199         84,370          -            174,569
                                                                         -----------    -----------    -----------    -----------
          Net assets                                                     $23,497,269    $38,212,785       ($1,824)    $61,708,230
                                                                         -----------    -----------    -----------    -----------
                                                                         -----------    -----------    -----------    -----------

CLASS A (UNLIMITED SHARES AUTHORIZED):
  Net assets                                                              $7,944,521    $22,994,862      ($617)(A)    $30,938,766
  Shares of beneficial interest issued and outstanding (Note 1)            1,020,559      1,841,936   (383,979)(B)      2,478,516

  Net asset value and redemption price per share                               $7.78         $12.48          -             $12.48
  Maximum sales charge (5.75% of offering price)                                0.47           0.76          -               0.76
                                                                         -----------    -----------    -----------    -----------
  Maximum offering price to public                                             $8.25         $13.24          -             $13.24
                                                                         -----------    -----------    -----------    -----------
                                                                         -----------    -----------    -----------    -----------
CLASS B (UNLIMITED SHARES AUTHORIZED):
  Net assets                                                             $15,552,748    $14,123,293    ($1,207)(A)    $29,674,834
  Shares of beneficial interest issued and outstanding (Note 1)            2,010,954      1,134,927   (760,733)(B)      2,385,148

  Net asset value, offering and redemption price per share                     $7.73         $12.44          -             $12.44
                                                                         -----------    -----------    -----------    -----------
                                                                         -----------    -----------    -----------    -----------
  (excluding any applicable contigent deferred sales charge)
CLASS C (UNLIMITED SHARES AUTHORIZED):
  Net assets                                                                   -         $1,094,630          -         $1,094,630
  Shares of beneficial interest issued and outstanding                         -             87,909          -             87,909
  Net asset value, offering and redemption price per share                     -             $12.45          -             $12.45
                                                                         -----------    -----------    -----------    -----------
                                                                         -----------    -----------    -----------    -----------
  (excluding any applicable contigent deferred sales charge)


(A) To adjust for the remaining balance of deferred organizational costs on the Global Balanced Fund to be expensed prior to the combination
(B) To adjust for a tax free exchange of Global Balanced shares for shares of International Equities

See Notes to Pro Forma Financial Statements

SUNAMERICA EQUITY FUNDS - GLOBAL BALANCED FUND
STYLE SELECT SERIES - INTERNATIONAL EQUITY PORTFOLIO
PRO FORMA STATEMENT OF OPERATIONS
FOR THE PERIOD NOVEMBER 19, 1996* THROUGH APRIL 30, 1997 (UNAUDITED)


                                                                             GLOBAL   INTERNATIONAL
                                                                            BALANCED     EQUITIES       PRO FORMA     COMBINED
                                                                              FUND      PORTFOLIO      ADJUSTMENTS     PRO FORMA
                                                                          -----------  -------------    -----------   -----------

INVESTMENT INCOME:
Income:
  Interest (net of wthholding taxes of $1,960 on Global Balanced Fund)      $170,741        $80,390          -        $251,131
  Dividends (net of withholding taxes of $12,564 and
        $27,741, respectively)                                                79,312        228,370          -         307,682
                                                                         -----------    -----------    -----------   ---------
            Total investment income                                          250,053        308,760          -         558,813
                                                                         -----------    -----------    -----------   ---------
Expenses:
  Investment advisory and management fees                                     92,532        129,340         32,038     253,910 (C)
  Distribution and service maintenance fees-Class A                           12,140         31,730          -          43,870
  Distribution and service maintenance fees-Class B                           57,849         26,172          -          84,021
  Distribution and service maintenance fees-Class C                            -                753          -             753
  Transfer agent fees and expenses-Class A                                    10,320         24,742          -          35,062
  Transfer agent fees and expenses-Class B                                    16,060          7,466          -          23,526
  Transfer agent fees and expenses-Class C                                     -                218          -             218
  Custodian fees and expenses                                                 68,165         42,347        (27,414)     83,098 (D)
  Registration fees-Class A                                                    1,734          8,291         (1,500)      8,525 (E)
  Registration fees-Class B                                                    1,735          3,421         (1,500)      3,656 (E)
  Registration fees-Class C                                                    -                140          -             140
  Audit and tax consulting fees                                                6,060         13,820         (6,060)     13,820 (E)
  Trustees' fees and expenses                                                  1,601          1,064          -           2,665
  Printing expense                                                             1,510          7,335         (1,000)      7,845 (F)
  Legal fees and expenses                                                      -              2,445          -           2,445
  Amortization of organizational expenses                                        315         18,164           (315)     18,164 (E)
  Miscellaneous expenses                                                         978            814           (700)      1,092 (E)
                                                                         -----------    -----------    -----------   ---------
    Total expenses                                                           270,999        318,262         (6,451)    582,810
    Less: expenses reimbursed by investment adviser                          (34,226)       (47,961)         -         (82,187)
                                                                         -----------    -----------    -----------   ---------
    Net expenses                                                             236,773        270,301         (6,451)    500,623
                                                                         -----------    -----------    -----------   ---------
Net investment income (loss)                                                  13,280         38,459          6,451      58,190
                                                                         -----------    -----------    -----------   ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                             705,613         54,101          -         759,714
Net realized gain on foreign currency and other
  assets and liabilities                                                     849,581         25,047          -         874,628
Net change in unrealized appreciation/depreciation
  of investments                                                          (1,135,454)      (303,875)         -      (1,439,329)
Net change in unrealized appreciation/depreciation
  of foreign currency and other assets and liabilities                        29,073         84,371          -         113,444
                                                                         -----------    -----------    -----------   ---------
Net realized and unrealized gain (loss) on investments, foreign currency
and other assets and liabilities                                             448,813       (140,356)         -         308,457
                                                                         -----------    -----------    -----------   ---------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
  FROM OPERATIONS:                                                          $462,093      ($101,897)        $6,451    $366,647
                                                                         -----------    -----------    -----------   ---------
                                                                         -----------    -----------    -----------   ---------


*    Inception of the International Equity Portfolio

(C)  Management fee calculated at 1.10% of combined average daily net assets
(D) Custodian fee adjusted for combined net assets using fees based on International Equity's custodian agreement
(E)  Duplication of expenses not required
(F)  Expenses based upon combined net assets



See Notes to Pro Forma Financial Statements

    SUNAMERICA GLOBAL BALANCED FUND -(UNAUDITED)
    Investment Portfolio -- April 30, 1997

                                                                                                                       Value
    Security Description                                                                               Shares        (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
    Common Stock -- 60.3%
    AUSTRALIA -- 0.2%
    News Corp., Ltd. (Information & Entertainment) . . . . . . . . . . . . . . . . . . .                8,000      $  36,871
                                                                                                                  ----------
    BRAZIL -- 0.3%
    Telecomunicacoes Brasileras SA ADR(1) (Information Technology) . . . . . . . . . . .              650,000         69,981
                                                                                                                  ----------
    CANADA -- 1.7%
    Abitibi Price, Inc. (Information & Entertainment). . . . . . . . . . . . . . . . . .                1,790         30,175
    Air Canada, Inc. (Information & Entertainment) . . . . . . . . . . . . . . . . . . .                3,004         16,127
    Barrick Gold Corp. (Materials) . . . . . . . . . . . . . . . . . . . . . . . . . . .                1,126         25,027
    BCE, Inc. (Information Technology) . . . . . . . . . . . . . . . . . . . . . . . . .                  417         19,522
    Bombardier, Inc. Class B (Industrial & Commercial) . . . . . . . . . . . . . . . . .                  426          8,645
    Chauvco Resources Ltd.+ (Energy) . . . . . . . . . . . . . . . . . . . . . . . . . .                  800         11,052
    Cominco Ltd. (Materials) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  387          9,973
    Crestar Energy, Inc. (Energy). . . . . . . . . . . . . . . . . . . . . . . . . . . .                  968         18,189
    Diamond Fields International Ltd.(2)+ (Materials). . . . . . . . . . . . . . . . . .                  400            272
    Finning Ltd. (Materials) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  400          8,933
    Fletcher Challenge Ltd., Class A (Materials) . . . . . . . . . . . . . . . . . . . .                1,647         27,705
    Hudsons Bay Co. (Consumer Discretionary) . . . . . . . . . . . . . . . . . . . . . .                  470          9,555
    Inco Ltd. (Materials). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  422         13,518
    Inco Ltd., Class V (Materials) . . . . . . . . . . . . . . . . . . . . . . . . . . .                1,000         20,938
    Macmillan Bloedel Ltd. (Materials) . . . . . . . . . . . . . . . . . . . . . . . . .                  600          8,203
    Northern Telecom Ltd (Information Technology). . . . . . . . . . . . . . . . . . . .                   89          6,473
    Renaissance Energy Ltd.+ (Energy). . . . . . . . . . . . . . . . . . . . . . . . . .                  968         26,816
    Seagram Ltd. (Industrial & Commercial) . . . . . . . . . . . . . . . . . . . . . . .                  383         14,681
    Stelco, Inc. Class A+ (Materials). . . . . . . . . . . . . . . . . . . . . . . . . .                3,330         19,546
    Suncor, Inc. (Energy). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  240         10,995
    Toronto Dominion Bank Ontario (Finance). . . . . . . . . . . . . . . . . . . . . . .                  850         24,064
    TransCanada Pipelines Ltd. (Energy). . . . . . . . . . . . . . . . . . . . . . . . .                2,325         42,522
    Trizec Hahn Corp. (Real Estate). . . . . . . . . . . . . . . . . . . . . . . . . . .                  610         13,318
                                                                                                                  ----------
                                                                                                                     386,249
                                                                                                                  ----------
    CHILE -- 0.1%
    Maderas Y Sinteticos SA ADR(1) (Materials) . . . . . . . . . . . . . . . . . . . . .                1,900         30,400
                                                                                                                  ----------
    FINLAND -- 1.8%
    Konecranes International Corp.+ (Consumer Discretionary) . . . . . . . . . . . . . .                4,500        173,064
    Nokia Corp. Class A ADR(1) (Information Technology). . . . . . . . . . . . . . . . .                2,000        129,250
    Nokian Tyres (Consumer Discretionary). . . . . . . . . . . . . . . . . . . . . . . .                5,000        120,183
                                                                                                                  ----------
                                                                                                                     422,497
                                                                                                                  ----------
    FRANCE -- 3.6%
    AXA SA+ (Finance). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                2,000        123,053
    Compagnie Generale des Eaux (Multi-industry) . . . . . . . . . . . . . . . . . . . .                1,000        139,296
    Rhone- Poulenc Rorer SA (Healthcare) . . . . . . . . . . . . . . . . . . . . . . . .                3,500        117,716
    Schneider SA+ (Industrial & Commercial). . . . . . . . . . . . . . . . . . . . . . .                4,000        225,478
    Societe Generale+ (Finance). . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1,000        112,053
    Total SA, Series B (Energy). . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1,500        124,390
                                                                                                                  ----------
                                                                                                                     841,986
                                                                                                                  ----------
    GERMANY -- 2.4%
    Adidas AG (Consumer Discretionary) . . . . . . . . . . . . . . . . . . . . . . . . .                1,100        114,649
    Bilfinger & Berger Bau AG (Consumer Discretionary) . . . . . . . . . . . . . . . . .                2,800        104,123
    VEBA AG (Utilities). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1,500         77,261
    Volkswagen AG (Consumer Discretionary) . . . . . . . . . . . . . . . . . . . . . . .                  210        133,508
    Walter AG (Consumer Discretionary) . . . . . . . . . . . . . . . . . . . . . . . . .                  400        139,970
                                                                                                                  ----------
                                                                                                                     569,511
                                                                                                                  ----------


    Investment Portfolio--April 30, 1997

                                                                                                                       Value
    Security Description                                                                               Shares        (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
    HONG KONG -- 1.7%
    Cheung Kong Holdings Ltd. (Real Estate). . . . . . . . . . . . . . . . . . . . . . .                8,000         70,225
    Cheung Kong Infrastructure (Consumer Discretionary). . . . . . . . . . . . . . . . .               20,000         56,671
    HSBC Holdings PLC (Finance). . . . . . . . . . . . . . . . . . . . . . . . . . . . .                3,200         80,966
    Hutchison Whampoa Ltd. (Finance) . . . . . . . . . . . . . . . . . . . . . . . . . .                9,000         66,804
    RBI Holdings Ltd. (Information & Entertainment). . . . . . . . . . . . . . . . . . .              800,000        131,156
                                                                                                                  ----------
                                                                                                                     405,822
                                                                                                                  ----------
    INDONESIA -- 0.6%
    PT Bank Negara Indonesia alien shares (Finance)+*. . . . . . . . . . . . . . . . . .              165,000         91,667
    PT Telekomunikasi (Utilities). . . . . . . . . . . . . . . . . . . . . . . . . . . .               30,000         43,518
                                                                                                                  ----------
                                                                                                                     135,185
                                                                                                                  ----------
    ITALY -- 1.2%
    Banca Pop Di Milano (Finance). . . . . . . . . . . . . . . . . . . . . . . . . . . .               15,000         73,853
    Parmalat Finanziar (Finance) . . . . . . . . . . . . . . . . . . . . . . . . . . . .               60,000         87,258
    STET Risp. (Industrial & Commercial) . . . . . . . . . . . . . . . . . . . . . . . .               30,000        111,262
                                                                                                                  ----------
                                                                                                                     272,373
                                                                                                                  ----------
    JAPAN -- 11.5%
    Advantest Corp. (Information Technology) . . . . . . . . . . . . . . . . . . . . . .                  980         54,429
    Amano Corp. (Multi-industry) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                4,000         37,499
    Aoki International Co., Ltd. (Consumer Discretionary). . . . . . . . . . . . . . . .                5,000         87,052
    Bank Of Tokyo-Mitsubishi Ltd.+ (Finance) . . . . . . . . . . . . . . . . . . . . . .                6,600        104,510
    Best Denki Co. (Information Technology). . . . . . . . . . . . . . . . . . . . . . .                5,000         44,905
    Calsonic Corp. (Consumer Discretionary). . . . . . . . . . . . . . . . . . . . . . .                6,000         29,779
    Canon, Inc. (Information Technology) . . . . . . . . . . . . . . . . . . . . . . . .                3,000         71,139
    Chiba Bank Ltd. (Finance). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               20,000        107,141
    Fanuc Ltd. (Information Technology). . . . . . . . . . . . . . . . . . . . . . . . .                1,500         51,168
    Honda Motor Co., Ltd. (Consumer Discretionary) . . . . . . . . . . . . . . . . . . .                2,000         62,079
    Industrial Bank of Japan Ltd. (Finance). . . . . . . . . . . . . . . . . . . . . . .                6,640         70,619
    Kamigumi Co., Ltd. (Industrial & Commercial) . . . . . . . . . . . . . . . . . . . .                7,000         34,632
    Katokichi Co. (Consumer Staples) . . . . . . . . . . . . . . . . . . . . . . . . . .                5,000         78,780
    Kissei Pharmaceutical Co. (Healthcare) . . . . . . . . . . . . . . . . . . . . . . .                3,400         64,553
    Kyocera Corp. (Information Technology) . . . . . . . . . . . . . . . . . . . . . . .                1,000         59,873
    Matsushita Electric Works Ltd. (Information Technology). . . . . . . . . . . . . . .                8,000         81,301
    Mitsubishi Heavy Industrial Ltd. (Consumer Discretionary). . . . . . . . . . . . . .               15,000         99,027
    Mitsubishi Logistc Corp. (Industrial & Commercial) . . . . . . . . . . . . . . . . .                3,000         35,215
    Mitsubishi Motors Corp. (Consumer Discretionary) . . . . . . . . . . . . . . . . . .                9,000         62,394
    Mori Seiki Co., Ltd. (Consumer Discretionary). . . . . . . . . . . . . . . . . . . .                3,000         43,487
    NEC Corp. (Information Technology) . . . . . . . . . . . . . . . . . . . . . . . . .                8,000         97,688
    New Oji Paper Co., Ltd.+ (Materials) . . . . . . . . . . . . . . . . . . . . . . . .                8,000         40,399
    Nippon Electric Glass Co., Ltd. (Materials). . . . . . . . . . . . . . . . . . . . .                7,000        107,535
    Nippon Express Co., Ltd. (Industrial & Commercial) . . . . . . . . . . . . . . . . .                6,000         41,360
    Nippon Shokubai Co. (Materials). . . . . . . . . . . . . . . . . . . . . . . . . . .                8,000         51,680
    Nippon Steel Corp. (Materials) . . . . . . . . . . . . . . . . . . . . . . . . . . .               30,000         85,556
    Nippon Telegraph & Telephone Corp. (Utilities) . . . . . . . . . . . . . . . . . . .                   12         84,610
    Nissho Iwai Corp. (Multi-industry) . . . . . . . . . . . . . . . . . . . . . . . . .               16,000         53,445
    Nomura Securities Co., Ltd. (Finance). . . . . . . . . . . . . . . . . . . . . . . .                7,000         78,308
    Ono Pharmaceutical Co., Ltd. (Healthcare). . . . . . . . . . . . . . . . . . . . . .                2,000         56,722
    Sanwa Bank Ltd. (Finance). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                7,000         74,999
    Seino Transportation (Industrial & Commercial) . . . . . . . . . . . . . . . . . . .                6,000         54,359
    Sekisui Chemical Co., Ltd. (Materials) . . . . . . . . . . . . . . . . . . . . . . .                4,000         38,445
    Sumitomo Metal Mining Co., Ltd. (Materials). . . . . . . . . . . . . . . . . . . . .               15,000        100,445
    Suzuki Motor Corp. (Consumer Discretionary). . . . . . . . . . . . . . . . . . . . .                5,000         53,177
    Toagosei Co., Ltd. (Materials) . . . . . . . . . . . . . . . . . . . . . . . . . . .               20,000         74,369
    Tokio Marine & Fire Insurance  Co., Ltd. (Finance) . . . . . . . . . . . . . . . . .                9,000         87,919
    Tokyo Electron Ltd. (Information Technology) . . . . . . . . . . . . . . . . . . . .                2,300         88,786
    Toshiba Corp. (Information Technology) . . . . . . . . . . . . . . . . . . . . . . .               10,000         56,092
    Toyota Motor Corp. (Consumer Discretionary). . . . . . . . . . . . . . . . . . . . .                2,000         57,982
    Ushio, Inc. (Information Technology) . . . . . . . . . . . . . . . . . . . . . . . .                4,000         46,953
                                                                                                                  ----------
                                                                                                                   2,710,411
                                                                                                                  ----------

    Investment Portfolio--April 30, 1997

                                                                                                                       Value
    Security Description                                                                               Shares        (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
    KOREA -- 0.2%
    SK Telecom Co., Ltd ADR(1) (Information Technology). . . . . . . . . . . . . . . . .                5,160         49,023
                                                                                                                  ----------
    MALAYSIA -- 0.8%
    Oriental Holdings Bhd (Consumer Discretionary) . . . . . . . . . . . . . . . . . . .               14,000        105,942
    YTL Power International Bhd (Consumer Discretionary) . . . . . . . . . . . . . . . .               50,000         79,656
                                                                                                                  ----------
                                                                                                                     185,598
                                                                                                                  ----------
    MEXICO -- 0.2%
    Cemex SA de CV Class B (Materials) . . . . . . . . . . . . . . . . . . . . . . . . .                6,000         21,972
    Telefonos de Mexico SA ADR(1) (Utilities). . . . . . . . . . . . . . . . . . . . . .                  750         30,937
                                                                                                                  ----------
                                                                                                                      52,909
                                                                                                                  ----------
    NETHERLANDS -- 2.3%
    Gamma Holding NV (Consumer Discretionary). . . . . . . . . . . . . . . . . . . . . .                2,600        134,784
    Getronics NV (Information Technology). . . . . . . . . . . . . . . . . . . . . . . .                3,000         90,848
    Kon Ahrend NV (Consumer Discretionary) . . . . . . . . . . . . . . . . . . . . . . .                1,700        102,962
    Koninklijke Ahold NV (Consumer Discretionary). . . . . . . . . . . . . . . . . . . .                1,500        102,397
    Volker Stevin (Koninklijke) NV (Consumer Discretionary). . . . . . . . . . . . . . .                1,000        113,689
                                                                                                                  ----------
                                                                                                                     544,680
                                                                                                                  ----------
    NORWAY -- 0.5%
    Tomra Systems ASA (Industrial & Commercial). . . . . . . . . . . . . . . . . . . . .                6,500        125,962
                                                                                                                  ----------
    PERU -- 0.2%
    Banco Credito del Peru (Finance) . . . . . . . . . . . . . . . . . . . . . . . . . .               18,386         32,150
    CPT Telefonica de Peru (Information Technology). . . . . . . . . . . . . . . . . . .                9,000         21,681
                                                                                                                  ----------
                                                                                                                      53,831
                                                                                                                  ----------
    PHILIPPINES -- 0.4%
    Ayala Land, Inc. (Real Estate) . . . . . . . . . . . . . . . . . . . . . . . . . . .               44,000         31,703
    Davao Union Cement (Materials) . . . . . . . . . . . . . . . . . . . . . . . . . . .              140,000         20,971
    Metro Bank + Trust Co. (Finance) . . . . . . . . . . . . . . . . . . . . . . . . . .                2,500         51,194
                                                                                                                  ----------
                                                                                                                     103,868
                                                                                                                  ----------
    PORTUGAL -- 0.2%
    Banco Totta & Acores (Finance) . . . . . . . . . . . . . . . . . . . . . . . . . . .                2,500         34,944
                                                                                                                  ----------
    SINGAPORE -- 0.6%
    City Developments Ltd. (Real Estate) . . . . . . . . . . . . . . . . . . . . . . . .                4,000         32,332
    Overseas Union Bank Ltd. (Finance) . . . . . . . . . . . . . . . . . . . . . . . . .                6,000         39,378
    Singapore Press Holdings Ltd. alien shares (Information & Entertainment) . . . . . .                1,000         18,515
    Want Want Holdings+ (Real Estate). . . . . . . . . . . . . . . . . . . . . . . . . .               12,000         40,080
                                                                                                                  ----------
                                                                                                                     130,305
                                                                                                                  ----------
    SWEDEN -- 1.3%
    Astra AB., Class A (Healthcare). . . . . . . . . . . . . . . . . . . . . . . . . . .                1,600         65,471
    Hoganas AG (Information Technology). . . . . . . . . . . . . . . . . . . . . . . . .                2,500         74,891
    Scania AB, Class A (Consumer Discretionary). . . . . . . . . . . . . . . . . . . . .                3,200         82,604
    Volvo AB Class A (Consumer Discretionary). . . . . . . . . . . . . . . . . . . . . .                3,500         88,117
                                                                                                                  ----------
                                                                                                                     311,083
                                                                                                                  ----------
    SWITZERLAND -- 2.0%
    Alusuisse-Lonza Holdings AG (Multi-industry) . . . . . . . . . . . . . . . . . . . .                  100         84,797
    CS Holding AG+ (Finance) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1,020        114,863
    Hilti AG (Consumer Discretionary). . . . . . . . . . . . . . . . . . . . . . . . . .                  125         78,014
    Logitech International SA+ (Information Technology). . . . . . . . . . . . . . . . .                  400         73,265
    Roche Holdings AG (Healthcare) . . . . . . . . . . . . . . . . . . . . . . . . . . .                   14        118,242
                                                                                                                  ----------
                                                                                                                     469,181
                                                                                                                  ----------

    Investment Portfolio--April 30, 1997

                                                                                                                       Value
    Security Description                                                                               Shares        (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
    THAILAND -- 0.2%
    Bangkok Bank PLC alien (Finance) . . . . . . . . . . . . . . . . . . . . . . . . . .                1,900         17,602
    PTT Exploration & Production PCL alien shares (Energy) . . . . . . . . . . . . . . .                3,100         39,636
                                                                                                                  ----------
                                                                                                                      57,238
                                                                                                                  ----------
    UNITED KINGDOM -- 10.1%
    Airtours PLC (Information & Entertainment) . . . . . . . . . . . . . . . . . . . . .               13,000        193,209
    Cable & Wireless PLC (Information Technology). . . . . . . . . . . . . . . . . . . .               24,000        184,814
    Glaxo Wellcome PLC (Healthcare). . . . . . . . . . . . . . . . . . . . . . . . . . .               10,000        196,596
    Glynwed International PLC (Consumer Discretionary) . . . . . . . . . . . . . . . . .               42,000        175,624
    Great Universal Stores PLC (Consumer Discretionary). . . . . . . . . . . . . . . . .               18,000        186,710
    Inchcape PLC (Multi-industry). . . . . . . . . . . . . . . . . . . . . . . . . . . .               40,000        177,634
    Laporte PLC (Materials). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               18,000        193,128
    Legal & General Group PLC (Materials). . . . . . . . . . . . . . . . . . . . . . . .               10,000         67,018
    National Westminster Bank PLC (Finance). . . . . . . . . . . . . . . . . . . . . . .               30,000        354,943
    Sainsbury (J.) PLC (Consumer Staples). . . . . . . . . . . . . . . . . . . . . . . .               35,000        187,763
    Tarmac PLC (Consumer Discretionary). . . . . . . . . . . . . . . . . . . . . . . . .               85,000        169,449
    Vaux Group PLC (Consumer Staples). . . . . . . . . . . . . . . . . . . . . . . . . .               37,000        164,911
    Waddington (John) PLC (Materials). . . . . . . . . . . . . . . . . . . . . . . . . .               25,000        123,987
                                                                                                                  ----------
                                                                                                                   2,375,786
                                                                                                                  ----------
    UNITED STATES -- 16.2%
    AlliedSignal, Inc. (Multi-industry). . . . . . . . . . . . . . . . . . . . . . . . .                2,000        144,500
    Associates First Capital Corp. Class A (Finance) . . . . . . . . . . . . . . . . . .                2,000        102,500
    Banco Santander-Chile Series A ADR(1) (Finance). . . . . . . . . . . . . . . . . . .                  800         12,800
    Boeing Co. (Industrial & Commercial) . . . . . . . . . . . . . . . . . . . . . . . .                1,000         98,625
    Bristol-Myers Squibb Co. (Healthcare). . . . . . . . . . . . . . . . . . . . . . . .                3,000        196,500
    Chase Manhattan Corp. (Finance). . . . . . . . . . . . . . . . . . . . . . . . . . .                1,000         92,625
    Citicorp. (Finance). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1,000        112,625
    Du Pont (E.I.) de Nemours & Co. (Materials). . . . . . . . . . . . . . . . . . . . .                1,000        106,125
    Ericsson (L.M.) Telephone Co., Class B ADR(1) (Information Technology) . . . . . . .                4,000        134,500
    Ford Motor Co. (Consumer Discretionary). . . . . . . . . . . . . . . . . . . . . . .                2,500         86,875
    General Electric Co. (Multi-industry). . . . . . . . . . . . . . . . . . . . . . . .                  800         88,700
    General Motors Corp. (Consumer Discretionary). . . . . . . . . . . . . . . . . . . .                4,000        231,500
    GTE Corp. (Information Technology) . . . . . . . . . . . . . . . . . . . . . . . . .                5,000        229,375
    Hibernia Corp., Class A (Finance). . . . . . . . . . . . . . . . . . . . . . . . . .                5,000         64,375
    Johnson & Johnson Co. (Healthcare) . . . . . . . . . . . . . . . . . . . . . . . . .                4,000        245,000
    Lilly (Eli) & Co. (Healthcare) . . . . . . . . . . . . . . . . . . . . . . . . . . .                2,000        175,750
    Lucent Technologies, Inc. (Information Technology) . . . . . . . . . . . . . . . . .                2,000        118,250
    McDonald's Corp. (Consumer Staples). . . . . . . . . . . . . . . . . . . . . . . . .                3,000        160,875
    Merck & Co., Inc. (Healthcare) . . . . . . . . . . . . . . . . . . . . . . . . . . .                3,000        271,500
    Morgan Stanley Group, Inc. (Finance) . . . . . . . . . . . . . . . . . . . . . . . .                2,000        126,250
    Nationwide Financial Services, Inc. Class A+ (Finance) . . . . . . . . . . . . . . .                4,100        108,650
    Neurex Corp.+ (Healthcare) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                5,000         55,000
    Pfizer, Inc. (Healthcare). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1,200        115,200
    Philip Morris Cos., Inc. (Consumer Staples). . . . . . . . . . . . . . . . . . . . .                3,000        118,125
    Schering-Plough Corp. (Healthcare) . . . . . . . . . . . . . . . . . . . . . . . . .                3,200        256,000
    Scotts Co. Class A (Consumer Staples). . . . . . . . . . . . . . . . . . . . . . . .                3,000         76,875
    Tellabs, Inc.+ (Information Technology). . . . . . . . . . . . . . . . . . . . . . .                4,000        159,500
    Travelers Group, Inc. (Finance). . . . . . . . . . . . . . . . . . . . . . . . . . .                2,000        110,750
                                                                                                                  ----------
                                                                                                                   3,799,350
                                                                                                                  ----------
    TOTAL COMMON STOCK (cost $12,744,166). . . . . . . . . . . . . . . . . . . . . . . .                          14,175,044
                                                                                                                  ----------

    PREFERRED STOCK -- 1.1%                                                                            Shares
    ---------------------------------------------------------------------------------------------------------------------------
    BRAZIL -- 0.2%
    Cemig Cia Energy MG (Energy) . . . . . . . . . . . . . . . . . . . . . . . . . . . .              935,000         42,631
                                                                                                                   ---------
    CANADA -- 0.0%
    Inco Ltd., (Materials) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   36          2,571


    Investment Portfolio--April 30, 1997

                                                                                                  Shares/
                                                                                             Principal Amount
                                                                                             (denominated in
                                                                                               local currency)         Value
    Security Description                                                                        (in thousands)       (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  ----------
    GERMANY -- 0.9%
    Friedrich Grohe AG non-voting (Industrial & Commercial). . . . . . . . . . . . . . .                  400        119,760
    Hornbach Holding AG non-voting (Consumer Discretionary). . . . . . . . . . . . . . .                1,450         92,938
                                                                                                                  ----------
                                                                                                                     212,698
                                                                                                                  ----------
    TOTAL PREFERRED STOCK (cost $247,750). . . . . . . . . . . . . . . . . . . . . . . .                             257,900
                                                                                                                  ----------
    WARRANTS -- 0.0%+                                                                                  Shares
    --------------------------------------------------------------------------------------------------------------------------
    THAILAND -- 0.0%
    Industrial Finance Corp. of Thailand alien (Finance) . . . . . . . . . . . . . . . .               12,000          6,087
                                                                                                                  ----------

                                                                                                    Principal
    FOREIGN BONDS & NOTES -- 9.4%                                                                      Amount
                                                                                              (denominated in
                                                                                               local currency)

    --------------------------------------------------------------------------------------------------------------------------
    AUSTRALIA -- 0.3%
    Commonwealth of Australia 7.50%  2005. . . . . . . . . . . . . . . . . . . . . . . .              100,000         76,896
                                                                                                                  ----------
    BELGIUM -- 0.5%
    Kingdom of Belgium 6.50%  2005 . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,000,000        117,975
                                                                                                                  ----------
    CANADA -- 0.6%
    Government of Canada 7.50%  2000 . . . . . . . . . . . . . . . . . . . . . . . . . .              200,000        151,134
                                                                                                                  ----------
    DENMARK -- 0.7%
    Kingdom of Denmark 9.00%  2000 . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,000,000        171,514
                                                                                                                  ----------
    FRANCE -- 0.6%
    Government of France 7.00%  1999 . . . . . . . . . . . . . . . . . . . . . . . . . .              700,000        128,594
                                                                                                                  ----------
    GERMANY -- 0.3%
    Treuhandanstalt (Germany) 6.13%  1998. . . . . . . . . . . . . . . . . . . . . . . .              100,000         59,493
                                                                                                                  ----------
    ITALY -- 1.1%
    Republic of Italy 10.50%  2000 . . . . . . . . . . . . . . . . . . . . . . . . . . .          400,000,000        258,385
                                                                                                                  ----------
    SPAIN -- 0.4%
    Government of Spain 10.00%  2005 . . . . . . . . . . . . . . . . . . . . . . . . . .           10,000,000         82,166
                                                                                                                  ----------
    SWEDEN -- 2.0%
    Kingdom of Sweden 10.25%  2003 . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,500,000        224,835
    Kingdom of Sweden 13.00%  2001 . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,500,000        238,661
                                                                                                                  ----------
                                                                                                                     463,496
                                                                                                                  ----------
    UNITED KINGDOM -- 2.9%
    United Kingdom Treasury 8.50%  2005. . . . . . . . . . . . . . . . . . . . . . . . .              300,000        518,740
    United Kingdom Treasury 9.00%  2000. . . . . . . . . . . . . . . . . . . . . . . . .              100,000        169,874
                                                                                                                  ----------
                                                                                                                     688,614
                                                                                                                  ----------
    TOTAL FOREIGN BONDS & NOTES (cost $2,234,630). . . . . . . . . . . . . . . . . . . .                           2,198,267
                                                                                                                  ----------

                                                                                                    Principal
    U.S. TREASURY NOTES -- 10.3%                                                                      Amount
    --------------------------------------------------------------------------------------------------------------------------
    UNITED STATES -- 10.3%
    United States Treasury Notes 5.25%  2001 . . . . . . . . . . . . . . . . . . . . . .              100,000         95,953


    Investment Portfolio--April 30, 1997

                                                                                             Principal Amount          Value
    Security Description                                                                        (in thousands)       (Note 2)
-------------------------------------------------------------------------------------------------------------------------------

    United States Treasury Notes 5.88%  2000 . . . . . . . . . . . . . . . . . . . . . .              750,000        739,920
    United States Treasury Notes 6.13%  2000 . . . . . . . . . . . . . . . . . . . . . .              150,000        148,383
    United States Treasury Notes 6.38%  2001 . . . . . . . . . . . . . . . . . . . . . .              200,000        198,938
    United States Treasury Notes 6.50%  2005 . . . . . . . . . . . . . . . . . . . . . .              500,000        492,580
    United States Treasury Notes 7.88%  2004 . . . . . . . . . . . . . . . . . . . . . .              700,000        747,908
                                                                                                                  ----------
                                                                                                                   2,423,682
                                                                                                                  ----------
    TOTAL U.S. TREASURY NOTES (cost $2,399,089). . . . . . . . . . . . . . . . . . . . .                           2,423,682
                                                                                                                  ----------
    TOTAL INVESTMENT SECURITIES (cost $17,642,708) . . . . . . . . . . . . . . . . . . .                          19,060,980
                                                                                                                  ----------



    REPURCHASE AGREEMENT -- 8.2%
    --------------------------------------------------------------------------------------------------------------------------
    Joint Agreement with Paine Webber, Inc., representing 3.20% undivided interest, bearing 5.30% dated 4/30/97 to be repurchased 5/01/97 in the amount of $60,776,946
    collaterized by $50,000,000 U.S. Treasury Note 6.50% due 5/31/01, $10,050,000                   1,924,000      1,924,000
    U.S. Treasury Note 6.50% due 5/31/01 approximate aggregate value $62,001,625                                  ----------
    (cost $1,924,000)

    TIME DEPOSIT -- 5.7%
    --------------------------------------------------------------------------------------------------------------------------

    Cayman Island Time Deposit with State Street Bank & Trust Co. 4.50%  5/01/97                    1,329,000      1,329,000
                                                                                                                  ----------
    TOTAL SHORT-TERM SECURITIES (cost $3,253,000). . . . . . . . . . . . . . . . . . . .                           3,253,000
                                                                                                                  ----------

    TOTAL INVESTMENTS --
      (cost $20,895,708)                              95.0%                                                       22,313,980
    Other assets less liabilities--                    5.0                                                         1,183,289
                                                     ------                                                       ----------
    NET ASSETS--                                     100.0%                                                      $23,497,269
                                                     ------                                                      -----------
                                                     ------                                                      -----------
    ---------------------
    + Non-income producing securities
    * Resale restricted to qualified institutional buyers
    (1) ADR-American Depositary Receipts
    (2) Fair valued security, see Note 2


                                                   OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                                                                                           GROSS
                   CONTRACT                         IN                 DELIVERY         UNREALIZED
                 TO DELIVER                    EXCHANGE FOR              DATE          APPRECIATION
                 ----------                    ------------              ----          ------------

    IEP               107,348       USD             169,889             5/06/97              $8,780
    DEM             2,000,000       USD           1,170,257             6/12/97              11,884
    JPY           300,000,000       USD           2,461,304             6/12/97              82,944
                                                                                       ------------
    Net Appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $103,608
                                                                                       ------------
                                                                                       ------------


    DEM  Deutsche Mark
    IEP  Irish Pound
    JPY  Japanese Yen
    USD  United States Dollar


    See Notes to Financial Statements.

22

[LOGO]

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 1997 (UNAUDITED)

                                                                         VALUE
                   SECURITY DESCRIPTION                      SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--83.8%
ARGENTINA--1.2%
  Banco Frances del Rio de la
    Plata SA ADR(1) (Finance)..............................     560  $    17,010
  Perez Companies SA
    (Multi-industry).......................................   2,550       20,683
  Telefonica de Argentina SA ADR(1) (Utilities)............   4,620      153,615
  YPF Sociedad Anonima ADR(1)
    (Energy)...............................................   9,640      266,305
                                                                     -----------
                                                                         457,613
                                                                     -----------
AUSTRALIA--4.9%
  AAPC Ltd.
    (Information & Entertainment).......................... 837,600      509,497
  Australia & New Zealand
    Banking Group Ltd. (Finance)...........................   2,000       12,774
  Australian Gas Light Co., Ltd.
    (Utilities)............................................   3,000       17,196
  Broken Hill Proprietary Co., Ltd. (Materials)............   2,000       28,199
  Coca-Cola Amatil Ltd.
    (Consumer Staples).....................................  18,000      205,772
  Commonwealth Instalment
    Receipt Trustee Ltd. (Finance).........................   2,000       14,973
  David Jones Ltd.
    (Consumer Discretionary)...............................   8,400       11,005
  FAI Insurances Ltd. (Finance)............................ 275,073      135,145
  Lend Lease Corp., Ltd. (Finance).........................   1,000       19,138
  National Australia Bank Ltd.
    (Finance)..............................................   7,200       98,542
  News Corp., Ltd.
    (Information & Entertainment)..........................   3,000       13,827
  Normandy Mining Ltd. (Energy)............................ 162,366      198,795
  Publishing & Broadcasting Ltd.
    (Information & Entertainment)..........................  35,000      184,785
  St. George Bank Ltd.
    (Finance)..............................................   2,000       12,290
  TABCORP Holdings Ltd.
    (Information & Entertainment)..........................   3,000       14,821
  Western Mining Corp.
    Holdings Ltd. (Materials)..............................   3,000       17,781
  Westpac Banking Corp., Ltd.
    (Finance)..............................................   2,000       10,778
  Woodside Petroleum Ltd.
    (Energy)...............................................   3,000       23,863
  Woolworths Ltd.
    (Consumer Discretionary)............................... 117,200      345,485
                                                                     -----------
                                                                       1,874,666
                                                                     -----------
AUSTRIA--0.8%
  Boehler-Uddeholm AG (Materials)..........................   1,767  $   127,494
  VAE Eisenbahnsysteme AG
    (Industrial & Commercial)..............................   1,776      171,878
                                                                     -----------
                                                                         299,372
                                                                     -----------
BELGIUM--0.4%
  Generale de Banque Belge Pour
    l'Etranger SA (Finance)................................      90       37,322
  Kredietbank NV (Finance).................................     250       97,378
  UCB SA (Healthcare)......................................      10       27,440
                                                                     -----------
                                                                         162,140
                                                                     -----------
BRAZIL--1.0%
  Centrais Eletricas Brasileiras
    SA ADR+(1) (Utilities).................................   1,000       22,519
  Compania Brasileira de Distribuidora GDR(2)
    (Industrial & Commercial)..............................   1,000       20,121
  Compania Energetica de Minas ADR(1) (Materials)..........   1,000       45,508
  Telecomunicacoes Brasileras SA
    ADR(1)
    (Information Technology)...............................   2,000      229,500
  Usinas Siderurgicas de Minas
    Gerais ADR(1) (Materials)..............................   6,000       70,519
                                                                     -----------
                                                                         388,167
                                                                     -----------
CANADA--0.1%
  Alcan Aluminum Ltd. (Materials)..........................     620       21,037
  Royal Bank of Canada
    (Finance)..............................................     310       12,360
                                                                     -----------
                                                                          33,397
                                                                     -----------
CHILE--0.9%
  Chilectra SA ADR(1) (Utilities)..........................     169       10,237
  Compania de Telecomunicaciones de Chile SA(Utilities)....     480       15,540
  Empresa Nacional de
    Electricidad SA ADR(1)
    (Utilities)............................................     765       14,726
  Enersis SA ADR(1) (Energy)...............................   2,994       94,311
  Santa Isabel SA ADR(1)
    (Consumer Discretionary)...............................   2,000       48,750
  Sociedad Quimica Minera ADR(1) (Materials)...............   2,700      159,975
                                                                     -----------
                                                                         343,539
                                                                     -----------
DENMARK--0.3%
  Den Danske Bank+ (Finance)...............................     150       12,973

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 1997 (UNAUDITED) -- (CONTINUED)

                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
DENMARK (CONTINUED)
  ISS International Service
    Systems A/S
    (Industrial & Commercial)..............................   2,600  $    76,926
  Unidanmark A/S (Finance).................................     200        9,893
                                                                     -----------
                                                                          99,792
                                                                     -----------
FINLAND--0.9%
  Huhtamaki Oy (Consumer Staples)..........................   5,224      226,523
  Rauma Oy
    (Industrial & Commercial)..............................      97        1,996
  UPM-Kymmene Oy (Materials)...............................   4,230       96,794
                                                                     -----------
                                                                         325,313
                                                                     -----------
FRANCE--6.0%
  Accor SA
    (Information & Entertainment)..........................      80       11,473
  Alcatel Alsthom Compagnie
    Generael D' Electricite
    (Information Technology)...............................     310       34,471
  AXA SA (Finance).........................................     220       13,536
  Bertrand Faure
    (Consumer Discretionary)...............................   1,700       81,410
  Canal Plus
    (Information & Entertainment)..........................      70       12,641
  Carrefour SA
    (Consumer Discretionary)...............................     180      112,382
  Chargeurs International SA+
    (Consumer Discretionary)...............................   1,200       70,933
  Cie Generale des Eaux
    (Industrial & Commercial)..............................   2,960      412,316
  Club Mediterranee SA
    (Information & Entertainment)..........................   2,300      178,120
  Compagine de St. Gobain
    (Materials)............................................     370       49,574
  Elf Aquitaine SA (Energy)................................     520       50,427
  Guilbert SA
    (Information Technology)...............................     120       18,710
  L' Oreal (Consumer Staples)..............................      60       21,290
  Lapeyre (Materials)......................................     340       20,505
  Legrand SA
    (Information Technology)...............................     130       21,940
  Louis Dreyfus Citrus+
    (Consumer Staples).....................................   7,200      258,689
  Marine-Wendel SA
    (Multi-industry).......................................   1,100      114,024
  Moet Hennessy Louis Vuitton
    (Consumer Staples).....................................     340       83,012
  Pathe SA
    (Information & Entertainment)..........................      50       11,677

FRANCE (CONTINUED)
  Pinault Printemps Redoute
    (Consumer Discretionary)...............................     170  $    71,507
  Primagaz Cie (Utilities).................................     120       11,760
  Sanofi SA (Healthcare)...................................     460       42,954
  Schneider SA+
    (Industrial & Commercial)..............................     640       36,076
  Societe Generale+ (Finance)..............................   2,800      313,750
  Sodexho SA
    (Information & Entertainment)..........................     150       68,877
  Television Francais (Utilities)..........................     625       60,289
  Total SA, Series B (Energy)..............................   1,140       94,536
                                                                     -----------
                                                                       2,276,879
                                                                     -----------
GERMANY--4.1%
  Allianz Holdings AG (Finance)............................     200       38,803
  Ashanti Goldfields Ltd. GDR(2)
    (Materials)............................................  10,000      118,750
  Ava Allgememeine
    Handelsgesellschaft AG
    (Consumer Discretionary)...............................     600      162,143
  Bayer AG (Multi-industry)................................   1,583       62,980
  Bayerische Hypotheken-Und
    Bank AG (Finance)......................................     766       23,885
  Bayerische Motoren Werke
    (Consumer Discretionary)...............................     327      267,748
  Bilfinger & Berger
    (Industrial & Commercial)..............................     410       15,247
  Commerzbank AG (Finance).................................   6,540      175,415
  Deutsche Bank AG (Finance)...............................   4,940      260,721
  Deutsche Telekom AG (Information Technology).............     557       12,087
  Gehe AG
    (Consumer Discretionary)...............................   1,590      105,767
  Hoechst AG (Healthcare)..................................     430       16,884
  Leica Camera AG+
    (Information & Entertainment)..........................   5,100      156,080
  Mannesmann AG
    (Industrial & Commercial)..............................      40       15,729
  Rhon-Klinikum AG
    (Consumer Discretionary)...............................     200       25,869
  SAP AG
    (Information Technology)...............................      80       14,565
  Schering AG (Healthcare).................................     140       13,420
  VEBA AG (Utilities)......................................   1,380       71,080
  Volkswagen AG
    (Consumer Discretionary)...............................      30       19,073
                                                                     -----------
                                                                       1,576,246
                                                                     -----------

24


INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 1997 (UNAUDITED) -- (CONTINUED)

                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HONG KONG--3.3%
  Cathay Pacific Airways Ltd.
    (Industrial & Commercial)..............................  15,000  $    23,333
  CDL Hotels International Ltd.
    (Information & Entertainment).......................... 340,000      148,132
  China Hong Kong Photo
    Products Holdings Ltd.
    (Information & Entertainment).......................... 110,000       34,435
  Dao Heng Bank Group Ltd.
    (Finance)..............................................   4,000       19,002
  First Pacific Co., Ltd.
    (Industrial & Commercial)..............................  32,000       38,211
  Guoco Group Ltd. (Finance)...............................  40,000      190,021
  Henderson China Holdings Ltd. (Real Estate)..............  16,200       27,918
  Hong Kong Land Holdings Ltd. ADR(1) (Finance)............ 163,000      339,040
  Hopewell Holdings Ltd.
    (Real Estate)..........................................  39,000       20,264
  Hutchison Whampoa Ltd.
    (Multi-industry).......................................  12,000       89,073
  Jardine Matheson Holdings Ltd. ADR(1)
    (Industrial & Commercial)..............................  21,200      116,600
  New World Development Co.,
    Ltd. (Real Estate).....................................  14,165       81,737
  Swire Pacific Ltd. Class A
    (Multi-Industry).......................................   8,100       62,477
  Wharf Holdings Ltd.
    (Real Estate)..........................................  15,000       56,735
                                                                     -----------
                                                                       1,246,978
                                                                     -----------
INDIA--0.4%
  Hindalco Industries Ltd. GDR*(2) (Materials).............     700       22,659
  Tata Engineering & Locomotive
    Ltd. GDR(2)
    (Consumer Discretionary)...............................   9,450      115,526
                                                                     -----------
                                                                         138,185
                                                                     -----------
INDONESIA--2.5%
  PT Bank Internasional Indonesia alien (Finance)..........   7,000        5,041
  PT Bank Bali alien (Finance).............................  93,000      223,889
  PT Bank Tiara Asia alien
    (Finance).............................................. 194,000      235,514
  PT Indonesian Satellite Corp. alien (Utilities).......... 130,000      358,436
  PT Semen Cibinong alien (Materials) .....................  51,000      150,587
                                                                     -----------
                                                                         973,467
                                                                     -----------
ISRAEL--0.2%
  Blue Square Israel Ltd. ADR(1)
    (Consumer Staples).....................................   4,300  $    80,087
                                                                     -----------
ITALY--2.4%
  Banca Commerciale Italiana
    SpA (Finance)..........................................  85,000      182,444
  BCA Fideuram SpA (Finance)...............................   9,000       22,603
  Brembo SpA
    (Industrial & Commercial)..............................  16,000      172,880
  Credito Italiano SpA (Finance)...........................  10,000       14,017
  ENI SpA (Energy).........................................   5,000       25,377
  Gemina SpA+
    (Consumer Staples).....................................  12,600        5,085
  Holding di Partecipazione
    (Multi-industry)....................................... 179,000       97,572
  Industrie Natuzzi SpA ADR(1)
    (Consumer Discretionary)...............................   1,000       22,250
  Istituto Mobiliare Italiano
    (Finance)..............................................   3,000       25,555
  Seat SpA+
    (Information & Entertainment)..........................   7,000        2,142
  Societa Italiana per il Gas SpA (Utilities)..............   5,000       13,156
  STET (Industrial & Commercial)...........................  10,000       47,279
  STET risp (Industrial & Commercial) .....................   3,000       11,126
  Telecom Italia SpA
    (Information Technology)...............................  25,000       78,628
  Zucchini SpA
    (Information Technology)...............................  29,600      196,218
                                                                     -----------
                                                                         916,332
                                                                     -----------
JAPAN--16.5%
  Aiwa Co., Ltd.
    (Information Technology)...............................   3,000       51,759
  Alps Electric Co., Ltd.
    (Information Technology)...............................   2,000       23,319
  Amada Co., Ltd.
    (Industrial & Commercial)..............................   4,000       29,905
  Canon, Inc.
    (Information Technology)...............................   8,000      189,703
  Citizen Watch Co.
    (Consumer Discretionary)...............................   3,000       21,578
  Daiichi Pharmaceutical
    (Healthcare)...........................................   4,000       64,285
  Dainippon Screen MFG Co., Ltd.
    (Information Technology)...............................   2,000       15,914
  Daiwa House Industry Co., Ltd.
    (Consumer Discretionary)...............................   5,000       55,934
  DDI Corp. (Utilities)....................................      15       99,618

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 1997 (UNAUDITED) -- (CONTINUED)

                                                                          VALUE
                   SECURITY DESCRIPTION                      SHARES     (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
  East Japan Railway Co.
    (Industrial & Commercial)..............................      12  $    51,901
  Fanuc Ltd.
    (Information Technology)...............................     600       20,467
  Fujitsu Denso
    (Industrial & Commercial)..............................   2,000       60,503
  Fujitsu Ltd.
    (Information Technology)...............................  12,000      124,788
  Hankyu Realty Co. (Real Estate)..........................   7,000       48,804
  Hitachi Zosen Corp.
    (Industrial & Commercial)..............................   4,000       13,897
  Hitachi Ltd.+
    (Information Technology)...............................   6,000       54,359
  Imagineer Co., Ltd.+
    (Information & Entertainment)..........................   3,600      114,578
  Inax Corp.
    (Consumer Staples).....................................   2,000       12,416
  Ito-Yokado Co., Ltd.
    (Consumer Discretionary)...............................   2,000       95,955
  Jusco Co., Ltd.
    (Consumer Discretionary)...............................   2,000       61,449
  KAO Corp. (Consumer Staples).............................   2,000       23,319
  Kawasaki Heavy Industries Ltd.
    (Industrial & Commercial)..............................  14,000       55,257
  Kokuyo Co., Ltd. (Materials).............................   2,000       43,487
  Komatsu Ltd.
    (Industrial & Commercial)..............................   3,000       21,932
  Komori Corp.
    (Industrial & Commercial)..............................   2,000       42,699
  Kuraray Co., Ltd. (Healthcare)...........................   4,000       35,294
  Kyocera Corp.
    (Information Technology)...............................   2,000      119,746
  Makita Corp.
    (Industrial & Commercial)..............................   2,000       27,416
  Marubeni Corp.
    (Consumer Discretionary)...............................  30,000      111,317
  Marui Co., Ltd.
    (Consumer Discretionary)...............................   4,000       65,860
  Matsushita Electric Industrial
    Co., Ltd.
    (Information Technology)+..............................   6,000       95,955
  Matsushita Electric Works Ltd.
    (Industrial & Commercial)..............................  19,000      193,091
  Meiwa Estate Co.+ (Real Estate)..........................   2,600       43,014
  Mitsubishi Corp.
    (Consumer Discretionary)...............................   2,000       18,750
  Mitsubishi Estate Co., Ltd.
    (Real Estate)..........................................   5,000       63,024

JAPAN (CONTINUED)
  Mitsubishi Heavy Industries Ltd.
    (Industrial & Commercial)..............................  15,000  $    99,027
  Mitsui Fudosan Co., Ltd.
    (Real Estate)..........................................  24,000      274,156
  Miyota Co.
    (Information Technology)...............................  13,000      153,622
  Murata Manufacturing Co., Ltd.
    (Information Technology)...............................   2,000       73,739
  Mycal Corp.
    (Consumer Discretionary)...............................   4,000       49,159
  NEC Corp.
    (Information Technology)...............................  25,000      305,274
  Nippon Denso Co., Ltd.
    (Industrial & Commercial)..............................   5,000      113,838
  Nippon Steel Corp. (Materials)...........................  25,000       71,296
  Nippon Telegraph & Telephone
    Corp. (Utilities)......................................      35      246,780
  Nomura Securities Co., Ltd.
    (Finance)..............................................   6,000       67,121
  Orix Corp. (Finance).....................................   3,000      151,495
  Pioneer Electronic Corp.
    (Industrial & Commercial)..............................  11,000      196,715
  Rohm Co.
    (Information Technology)...............................   1,000       77,520
  Sankyo Co., Ltd. (Healthcare)............................   8,000      214,283
  Sekisui Chemical Co., Ltd.
    (Materials)............................................   5,000       48,056
  Sekisui House Ltd.
    (Consumer Discretionary)...............................   3,000       26,707
  Sharp Corp.
    (Information Technology)...............................   9,000      116,989
  Shin-Etsu Chemical Co., Ltd.
    (Materials)............................................   3,000       60,503
  Shiseido Co., Ltd.
    (Consumer Staples).....................................  20,000      286,761
  Shohkoh Fund & Co.
    (Finance)..............................................     600      140,859
  Sony Corp.
    (Information Technology)...............................   4,000      291,173
  Sumitomo Corp.
    (Industrial & Commercial)..............................   8,000       53,823
  Sumitomo Electric Industries Ltd.
    (Industrial & Commercial)..............................  12,000      162,603
  Sumitomo Forestry Co., Ltd.
    (Materials)............................................   2,000       20,325
  TDK Corp.
    (Information Technology)...............................   2,000      144,168
  Teijin Ltd.
    (Consumer Discretionary)...............................   7,000       28,290

26


INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 1997 (UNAUDITED) -- (CONTINUED)

                                                                          VALUE
                   SECURITY DESCRIPTION                      SHARES     (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
  Tokio Marine & Fire Insurance
    Co., Ltd. (Finance)....................................  18,000  $   175,838
  Tokyo Electron Ltd.
    (Information Technology)...............................   5,300      204,593
  Tokyo Steel Manufacturing Co.
    (Materials)............................................   2,000       21,428
  Toppan Printing Co., Ltd.
    (Information & Entertainment)..........................   3,000       38,760
  Toray Industries, Inc.
    (Materials)............................................   9,000       56,013
  UNY Co., Ltd.
    (Consumer Staples).....................................   2,000       35,136
  Yamanouchi Pharmaceutical Co., Ltd.
    (Healthcare)...........................................   6,000      128,097
                                                                     -----------
                                                                       6,305,440
                                                                     -----------
KOREA--0.7%
  Kookmin Bank GDR*(2)
    (Finance)..............................................   5,000       89,375
  Korea Electric Power Corp. ADR(1)
    (Utilities)............................................   8,500      144,500
  Korea Fund, Inc. (Finance)...............................   2,800       36,050
                                                                     -----------
                                                                         269,925
                                                                     -----------
LUXEMBOURG--0.3%
  Millicom International Cellular SA
    (Information & Entertainment)..........................   2,700      122,850
                                                                     -----------
MALAYSIA--1.5%
  Berjaya Sports Toto Bhd
    (Information & Entertainment)..........................   7,000       33,455
  Commerce Asset Holding Bhd
    (Finance)..............................................   3,000       17,923
  Land & General Bhd+
    (Multi-industry).......................................  21,600       29,422
  MBF Capital Bhd (Finance)................................  15,000       22,224
  Multi-Purpose Holdings Bhd
    (Finance)..............................................  11,000       17,962
  Renong Bhd+ (Multi-industry).............................  18,000       24,661
  Resorts World Bhd
    (Information & Entertainment)..........................   5,000       18,420
  TA Enterprise Bhd (Finance).............................. 144,000      168,042
  Technology Resources
    Industries Bhd
    (Information Technology)...............................  77,000      141,071
  Time Engineering Bhd+
    (Information Technology)...............................   6,000       10,993

MALAYSIA (CONTINUED)
  United Engineers Bhd
    (Industrial & Commercial)..............................  11,000  $    77,983
                                                                     -----------
                                                                         562,156
                                                                     -----------
MEXICO--1.8%
  Cemex SA de CV Class B
    (Materials)............................................   4,000       14,648
  Cifra SA de CV ADR(1)
    (Consumer Staples)..................................... 120,000      182,880
  Gruma SA de CV ADR*(1)
    (Consumer Staples).....................................     610       11,751
  Gruma SA de CV Class B+
    (Consumer Staples).....................................   2,000        9,639
  Grupo Financiero Banamex-
    Accival SA de CV
    (Finance)..............................................  69,000      147,786
  Grupo Industrial Maseca SA
    de CV Class B
    (Industrial & Commercial)..............................   9,000        8,789
  Grupo Modelo SA de CV Class C
    (Consumer Staples).....................................   2,000       12,131
  Kimberly-Clark de Mexico SA de CV (Materials)............   6,526       24,227
  Panamerican Beverages, Inc. Class A ADR(1)
    (Consumer Staples).....................................   7,400      214,600
  Telefonos de Mexico SA ADR(1)
    (Utilities)............................................   1,000       41,250
                                                                     -----------
                                                                         667,701
                                                                     -----------
NETHERLANDS--4.4%
  ABN AMRO Holdings NV (Finance) ..........................   1,200       82,472
  ASM Lithography Holding NV (Information Technology)......     400       29,872
  ASM Lithography Holding NV ADR+(1)
    (Information Technology)...............................   1,300      102,863
  Baan Co. NV+
    (Information Technology)...............................     250       13,406
  CSM NV (Consumer Staples)................................   1,190       68,347
  Elsevier NV
    (Consumer Discretionary)...............................  13,550      216,989
  Fortis Amev NV (Finance).................................   1,030       38,857
  Gucci Group NV (Consumer Discretionary) .................     187       12,973
  Hagemeyer NV
    (Multi-industry).......................................     270       23,490
  ING Groep NV (Finance)...................................   3,490      137,035

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 1997 (UNAUDITED) -- (CONTINUED)

                                                                          Value
                   SECURITY DESCRIPTION                     SHARES      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
NETHERLANDS (CONTINUED)
  Koninklijke Ahold NV (Consumer Discretionary)............     820  $    55,977
  Koninlijke PTT Nederland NV (Utilities)..................     290       10,300
  Nutricia Ver Bedrijuen NV (Consumer Staples).............     140       21,241
  Philips Electronics NV (Information Technology)..........   4,500      234,897
  PolyGram NV
    (Information & Entertainment)..........................   1,750       85,780
  Royal Dutch Petroleum Co.
    (Energy)...............................................   1,430      255,570
  Unilever NV & PLC (Consumer Staples).....................     510       99,183
  Wolters Kluwer NV+
    (Information & Entertainment)..........................   1,740      206,214
                                                                     -----------
                                                                       1,695,466
                                                                     -----------
NEW ZEALAND--2.5%
  Air New Zealand Ltd.+
    (Information & Entertainment)..........................  74,000      213,920
  Brierley Investment Ltd.+(Finance) ...................... 160,900      141,659
  Carter Holt Harvey Ltd. (Consumer Staples)...............   4,000        8,873
  CDL Hotels New Zealand Ltd.
    (Information & Entertainment).......................... 575,000      211,265
  Fletcher Challenge Ltd. forest shares +
    (Multi-industry).......................................  62,800       86,636
  Fletcher Challenge Ltd. building shares+
    (Multi-industry).......................................   4,000       11,230
  Kiwi Income Property Trust
    (Real Estate).......................................... 275,000      211,612
  Telecom Corp. of New Zealand Ltd.
    (Information Technology)...............................   3,000       13,456
  Wrightson Ltd.
    (Multi-industry)....................................... 112,000       65,997
                                                                     -----------
                                                                         964,648
                                                                     -----------
NORWAY--1.5%
  Alvern Norway ASA+ (Information & Entertainment).........  12,000       92,681
  Norman Data Defense Systems+ (Industrial & Commercial)...   5,600       86,502
  Norsk Hydro ASA (Energy).................................   2,080      101,354
  Orkla ASA
    (Consumer Discretionary)...............................   1,420      119,045
  Saga Petroleum ASA Class B (Energy)......................     770       12,435
  Smedvig ASA (Energy).....................................   1,850       42,781

NORWAY (CONTINUED)
  Smedvig ASA Class B (Energy).............................   4,700  $   110,550
                                                                     -----------
                                                                         565,348
                                                                     -----------
PERU--0.4%
  Backus & Johnston
    (Consumer Staples)..................................... 187,000      162,090
  Telefonica Peru SA ADR(1) (Industrial & Commercial)......     346        8,304
                                                                     -----------
                                                                         170,394
                                                                     -----------
PHILIPPINES--0.1%
  Philippine Long Distance Telephone Co. (Utilities).......     300       17,122
  Philippine National Bank (Finance) ......................   2,750       18,041
                                                                     -----------
                                                                          35,163
                                                                     -----------
PORTUGAL--0.5%
  Cimpor-Cimentos de Portugal SA (Materials)...............   7,100      152,741
  Establecimentos Jeronimo Martins & Filho SA
    (Consumer Discretionary)...............................     519       31,047
                                                                     -----------
                                                                         183,788
                                                                     -----------
SINGAPORE--3.1%
  City Developments Ltd. (Real Estate) ....................   2,000       16,166
  DBS Land Ltd. (Real Estate)..............................  35,000      113,161
  Development Bank of Singapore Ltd. alien (Finance).......   1,000       11,883
  FJ Benjamin Holdings Ltd.+ (Consumer Discretionary)...... 230,000      111,226
  Fraser & Neave Ltd. (Consumer Staples)...................   3,000       21,762
  Hour Glass Ltd. (Consumer Discretionary)................. 246,000      160,601
  Keppel Bank (Finance).................................... 158,000      412,601
  Keppel Corp., Ltd. (Industrial & Commercial).............   7,500       32,643
  Overseas Chinese Banking Corp., Ltd. alien (Finance).....   1,000       11,675
  Overseas Union Bank Ltd. alien (Finance).................   5,000       32,815
  Sembawang Shipyard Ltd. (Industrial & Commercial)........  27,000      116,580
  Singapore Land Ltd. (Real Estate)........................   7,000       32,643
  Singapore Press Holdings Ltd. alien (Information &
    Entertainment).........................................   2,000       37,029
  United Industrial Corp., Ltd.
    (Multi-industry).......................................  13,000        9,789

28


INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 1997 (UNAUDITED) -- (CONTINUED)

                                                                         VALUE
                   SECURITY DESCRIPTION                     SHARES     (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SINGAPORE (CONTINUED)
  United Overseas Bank Ltd. alien (Finance)................   6,000  $    56,373
  Wing Tai Holdings Ltd.
    (Real Estate)..........................................   4,000       10,335
                                                                     -----------
                                                                       1,187,282
                                                                     -----------
SOUTH AFRICA--0.6%
  Energy Africa Ltd. GDR(2) (Energy).......................  11,000      231,000
                                                                     -----------
SPAIN--1.0%
  Banco Bilbao Vizcaya SA
    (Finance)..............................................     180       12,114
  Banco de Santander SA
    (Finance)..............................................     710       53,418
  Banco Popular Espanol SA
    (Finance)..............................................     120       25,444
  Corporacion Bancaria
    de Espana SA (Finance).................................     270       12,041
  Empresa Nacional
    de Electricidad SA (Utilities).........................     540       37,747
  Gas Natural SDG SA (Utilities)...........................     240       50,969
  Iberdrola SA (Utilities).................................   5,610       63,312
  Repsol SA (Energy).......................................     694       29,098
  Repsol SA ADR(1) (Energy)................................   1,800       75,375
  Telefonica de Espana SA
    (Utilities)............................................     946       24,231
                                                                     -----------
                                                                         383,749
                                                                     -----------
SWEDEN--1.7%
  ABB AB (Utilities).......................................   1,300       15,826
  Astra AB (Healthcare)....................................   3,150      125,081
  Atlas Copco AB Class B
    (Industrial & Commercial)..............................     740       18,348
  Electrolux AB Class B (Consumer Discretionary)...........   6,860      393,514
  Hennes & Mauritz AB
    (Consumer Discretionary)...............................     360       52,086
  Sandvik AB (Industrial & Commercial).....................   1,500       36,904
                                                                     -----------
                                                                         641,759
                                                                     -----------
SWITZERLAND--6.0%
  Adia SA
    (Industrial & Commercial)..............................     190       63,415
  BBC Brown Boveri AG
    (Industrial & Commercial)..............................      90      108,982
  Ciba Specialty Chemicals AG+ (Materials).................      80        6,892
  Compagnie Financiere Richemont AG
    (Industrial & Commercial)..............................   2,300       33,622

SWITZERLAND (CONTINUED)
  CS Holding AG+ (Finance).................................     210  $    23,648
  Julius Baer Holdings AG
    (Finance)..............................................     339      424,296
  Liechtenstein Global Trust AG+ (Finance).................     400      219,795
  Nestle SA+ (Consumer Staples)............................     110      133,573
  Novartis AG (Healthcare).................................     280      368,876
  Roche Holdings AG
    (Healthcare)...........................................      36      304,050
  SMH AG (Consumer Discretionary)..........................     730      413,507
  Swiss Bank Corp. + (Finance).............................     160       34,950
  TAG Heuer International SA+ (Consumer Discretionary).....   1,049      147,306
                                                                     -----------
                                                                       2,282,912
                                                                     -----------
TAIWAN--0.5%
  Compal Electronics, Inc.+ (Information Technology)....... 124,000      181,970
                                                                     -----------
THAILAND--0.9%
  Advanced Information Services PCL alien
    (Information & Entertainment)..........................   1,000        6,508
  Bangkok Bank PCL alien (Finance) ........................   1,900       17,602
  Industrial Finance Corp. of Thailand alien (Finance).....  18,000       48,234
  Matichon PCL alien (Information & Entertainment).........  50,000      160,781
  PTT Exploration & Production PCL alien (Energy)..........     700        8,950
  Siam City Cement PCL alien (Materials)...................   4,300      115,226
                                                                     -----------
                                                                         357,301
                                                                     -----------
UNITED KINGDOM--10.4%
  Abbey National PLC (Finance).............................   7,000       97,569
  Argos PLC (Consumer Staples).............................   6,000       62,723
  Argyll Group PLC (Consumer Discretionary)................   9,000       49,887
  ASDA Group PLC (Consumer Staples)........................  21,000       39,141
  BG PLC (Energy)..........................................   6,000       17,310
  British Petroleum Co. PLC
    (Energy)...............................................   4,000       45,900
  Cable & Wireless PLC (Information Technology)............  10,000       77,006
  Cadbury Schweppes PLC (Consumer Staples).................   7,000       58,088
  Caradon PLC (Materials)..................................  12,000       48,039
  Centrica PLC+ (Utilities)................................   6,000        5,494

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 1997 (UNAUDITED) -- (CONTINUED)

                                                                         VALUE
                   SECURITY DESCRIPTION                     SHARES      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
UNITED KINGDOM (CONTINUED)
  Compass Group PLC (Industrial & Commercial)..............   3,000  $    32,869
  Cookson Group PLC
    (Multi-industry).......................................  58,400      205,394
  Electrocomponents PLC (Information Technology)...........   2,000       12,804
  Energy Group PLC+ (Utilities)............................  16,340      129,767
  Glaxo Wellcome PLC (Healthcare)..........................   7,000      137,617
  Grand Metropolitan PLC (Information & Entertainment).....  12,000      100,162
  Guinness PLC (Consumer Staples)..........................  10,000       82,658
  Hanson PLC (Industrial & Commercial).....................  24,125      117,106
  Inchcape PLC (Multi-industry)............................  44,000      195,397
  Kingfisher PLC (Consumer Staples) .......................  10,000      108,266
  Ladbroke Group PLC
    (Information & Entertainment)..........................   6,000       22,366
  Lonrho PLC (Multi-industry)..............................  38,000       84,992
  Medeva PLC (Healthcare)..................................  11,300       55,126
  Morgan Stanley Emerging Market Fund, Inc. (Finance)......  12,600      201,600
  National Westminster Bank PLC (Finance)..................  16,000      189,303
  Orange PLC+ (Information & Entertainment)................ 114,000      399,092
  Rank Group PLC
    (Information & Entertainment)..........................   7,000       48,217
  Reed International PLC (Information & Entertainment).....  16,500      304,060
  RTZ Corp. PLC (Materials)................................   5,000       79,417
  Shell Transport & Trading Co. (Energy)...................   8,000      141,459
  Smith (David S) Holdings PLC (Materials).................   5,000       18,152
  Smithkline Beecham PLC (Healthcare)......................  15,000      241,045
  T & N PLC
    (Consumer Discretionary)...............................   7,000       15,429
  Tanjong PLC
    (Information & Entertainment)..........................  10,000       36,243
  Tesco PLC
    (Consumer Discretionary)...............................   8,000       46,418

UNITED KINGDOM (CONTINUED)
  Thistle Hotels PLC
    (Information & Entertainment)..........................  58,300  $   156,853
  Tomkins PLC (Consumer Staples)...........................  19,000       81,912
  United News & Media PLC
    (Information & Entertainment)..........................   8,000       97,763
  Vickers PLC (Multi-industry).............................  43,000      148,444
                                                                     -----------
                                                                       3,991,088
                                                                     -----------
VENEZUELA--0.0%
  Compania Anon Nacional Tele de Venezuela ADR(1)
    (Utilities)............................................     230        6,900
                                                                     -----------
TOTAL COMMON STOCK
  (cost $32,323,012).......................................           31,999,013
                                                                     -----------
PREFERRED STOCK--1.6%
FINLAND--0.1%
  Nokia Corp. (Information Technology).....................     520       32,438
                                                                     -----------
GERMANY--1.1%
  Friedrich Grohe AG (Industrial & Commercial).............     730      218,561
  GEA AG (Industrial & Commercial) ........................     580      197,598
  SAP AG (Information Technology)..........................      90       16,573
                                                                     -----------
                                                                         432,732
                                                                     -----------
ITALY--0.4%
  Instituto Finanziario (Finance)..........................  12,600      151,597
                                                                     -----------
TOTAL PREFERRED STOCK
  (cost $585,143)..........................................              616,767
                                                                     -----------
OPTIONS--0.0%+(3)
JAPAN--0.0%
  NIKKEI 225 Index,
    Jun 1997/17700 Put.....................................   1,894          833
                                                                     -----------
SINGAPORE--0.0%
  DBS 50 Index, Jan 1998/403 Call..........................      83          480
  DBS 50 Index, Jan 1998/407 Call..........................      80          415
  DBS 50 Index, Jan 1998/407 Call..........................      79          411
  DBS 50 Index, Feb 1998/404 Call..........................      23          160
                                                                     -----------
                                                                           1,466
                                                                     -----------

30


INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 1997 (UNAUDITED) -- (CONTINUED)

                                                      SHARES/WARRANTS/
                                                          PRINCIPAL
                                                            AMOUNT        VALUE
                   SECURITY DESCRIPTION                (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
OPTIONS (CONTINUED)
THAILAND--0.0%
  SET 50 Index, Jan 1998/2 Call...........................  11,229     $  1,037
  SET 50 Index, Jan 1998/2 Call...........................  11,194        1,235
  SET 50 Index, Jan 1998/2 Call...........................  11,164          449
  SET 50 Index, Jan 1998/2 Call...........................  11,438          721
                                                                     ----------
                                                                          3,442
                                                                     ----------

TOTAL OPTIONS (COST $44,596)..............................                5,741
                                                                     ----------

WARRANTS--0.2%+
PORTUGAL--0.0%
  Jeronimo Martins 9/15/03
     (Consumer Staples)....................................     43          544
                                                                     ----------
UNITED KINGDOM--0.2%
  Morgan Stanley Group, Inc. 8/15/97 (Finance)............  18,300       62,906
                                                                     ----------
TOTAL WARRANTS (COST $68,103).............................               63,450
                                                                     ----------

CONVERTIBLE BONDS--0.4%
TAIWAN--0.3%
  Compal Electronics zero coupon 2003*.................... $    93      136,478
                                                                     ----------
THAILAND--0.1%
  Bangkok Bank PCL 3.25%
     2004..................................................     29       26,645
                                                                     ----------
TOTAL CONVERTIBLE BONDS
  (cost $131,115).........................................              163,123
                                                                     ----------
TOTAL INVESTMENT SECURITIES--86.0%
  (cost $33,151,969)....................................             32,848,094
                                                                     ----------

SHORT-TERM SECURITIES--1.8%
  Cayman Island Time Deposit
     3.00% due 5/01/97
     (cost $706,000).......................................    706      706,000
                                                                     ----------
REPURCHASE AGREEMENTS--9.1%
  Agreement with State Street Bank and Trust Co.,
     bearing 4.00%, dated 4/30/97 to be repurchased
     5/01/97 in the amount of $2,434,270
     collateralized by $2,475,000 U.S Treasury Note
     5.75%, due 9/30/97 approximate aggregate value
     $2,488,406
     (cost $2,434,000).............................         $2,434  $ 2,434,000
  Agreement with State Street Bank and Trust Co.,
     bearing 5.30%, dated 4/30/97 to be repurchased
     5/01/97 in the amount of $1,035,152
     collateralized by $1,055,000 U.S Treasury Note
     5.25%, due 7/31/98 approximate aggregate value
     $1,057,902
     (cost $1,035,000).............................          1,035    1,035,000
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
  (cost $3,469,000)...............................                    3,469,000
                                                                     ----------
TOTAL INVESTMENTS--
  (cost $37,326,969)..............................            96.9%  37,023,094
  Other assets less liabilities...................             3.1    1,189,691
                                                         ---------   ----------
  NET ASSETS--....................................           100.0% $38,212,785
                                                         ---------   ----------
                                                         ---------   ----------

------------------
+ Non-income producing security
* Resale restricted to qualified institutional buyers
(1) ADR ("American Depositary Receipt")
(2) GDR ("Global Depositary Receipt")
(3) Fair valued security, see Note 2

                   Open Forward Foreign Currency Contracts

                                                                    GROSS
             CONTRACT                IN             DELIVERY      UNREALIZED
            TO DELIVER           EXCHANGE FOR         DATE        APPRECIATION
         ----------------      --------------       --------      ------------
        *DEM      241,478      USD    150,000        7/23/97      $   9,721
         JPY   25,702,500      USD    230,000       10/24/97         22,093
         JPY   47,907,500      USD    433,454       10/24/97         45,932
        *JPY   18,407,500      USD    166,546       10/24/97         17,649
                                                                  ---------
                                                                     95,395
                                                                  ---------

                                                                    GROSS
                                                                  UNREALIZED
                                                                 APPRECIATION
                                                                 ------------
         USD      405,400      GBP    250,000        6/30/97      $    (651)
        *USD      144,327      DEM    241,478        7/23/97         (4,048)
        *USD      154,643      JPY 18,407,500       10/24/97         (5,745)
                                                                  ---------
                                                                    (10,444)
                                                                  ---------
         Net Appreciation. . . . . . . . . . . . . . . . . .      $  84,951
                                                                  ---------
                                                                  ---------

* Represents open forward foreign currency contracts and offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

DEM--Deutsche Mark
GBP--Great Britain Pound
JPY--Japanese Yen
USD--United States Dollar


See Notes to Financial Statements

PRO FORMA
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (UNAUDITED)
                                                                       Value
SECURITY DESCRIPTION                                       SHARES     (NOTE 2)
--------------------------------------------------------------------------------

COMMON STOCK -- 74.8%
ARGENTINA -- 0.7%
Banco  Frances del Rio de la
     Plata SA ADR(1) (Finance). . . . . . . . . . . . .       560    $  17,010
Perez Companies SA
     (Multi-industry). . . . . . . . . . . . . . . . . .    2,550       20,683
Telefonica de Argentina SA ADR(1)
     (Utilities) . . . . . . . . . . . . . . . . . . . .    4,620      153,615
YPF Sociedad Anonima ADR(1)
     (Energy). . . . . . . . . . . . . . . . . . . . . .    9,640      266,305
                                                                     ---------
                                                                       457,613
                                                                     ---------

AUSTRALIA -- 3.1%
AAPC Ltd. (Information &
     Entertainment). . . . . . . . . . . . . . . . . . .  837,600      509,497
Australia & New Zealand Banking
     Group Ltd. (Finance). . . . . . . . . . . . . . . .    2,000       12,774
Australian Gas Light Co., Ltd.
     (Utilities) . . . . . . . . . . . . . . . . . . . .    3,000       17,196
Broken Hill Proprietary Co., Ltd.
     (Materials) . . . . . . . . . . . . . . . . . . . .    2,000       28,199
Coca-Cola Amatil Ltd. (Consumer
     Staples). . . . . . . . . . . . . . . . . . . . . .   18,000      205,772
Commonwealth Installment Receipt
     Trustee Ltd. (Finance). . . . . . . . . . . . . . .    2,000       14,973
David Jones Ltd. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    8,400       11,005
FAI Insurances Ltd. (Finance). . . . . . . . . . . . . .  275,073      135,145
Lend Lease Corp., Ltd. (Finance) . . . . . . . . . . . .    1,000       19,138
National Australia Bank Ltd.
     (Finance) . . . . . . . . . . . . . . . . . . . . .    7,200       98,542
News Corp., Ltd. (Information &
     Entertainment). . . . . . . . . . . . . . . . . . .   11,000       50,698
Normandy Mining Ltd. (Energy). . . . . . . . . . . . . .  162,366      198,795
Publishing & Broadcasting Ltd.
     (Information & Entertainment) . . . . . . . . . . .   35,000      184,785
St. George Bank Ltd. (Finance) . . . . . . . . . . . . .    2,000       12,290
TABCORP Holdings Ltd.
     (Information & Entertainment) . . . . . . . . . . .    3,000       14,821
Western Mining Corp. Holdings
     Ltd. (Materials). . . . . . . . . . . . . . . . . .    3,000       17,781
Westpac Banking Corp., Ltd.
     (Finance) . . . . . . . . . . . . . . . . . . . . .    2,000       10,778
Woodside Petroleum Ltd. (Energy)                            3,000       23,863
Woolworths Ltd. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .  117,200      345,485
                                                                     ---------
                                                                     1,911,537
                                                                     ---------

AUSTRIA -- 0.5%
Boehler-Uddeholm AG (Materials). . . . . . . . . . . . .    1,767      127,494
VAE Eisenbahnsysteme AG
     (Industrial & Commercial) . . . . . . . . . . . . .    1,776      171,878
                                                                     ---------
                                                                       299,372
                                                                     ---------

BELGIUM -- 0.3%
Generale de Banque Belge Pour
     l'Etranger SA (Finance) . . . . . . . . . . . . . .       90       37,322
Kredietbank NV (Finance) . . . . . . . . . . . . . . . .      250       97,378
UCB SA (Healthcare). . . . . . . . . . . . . . . . . . .       10       27,440
                                                                     ---------
                                                                       162,140
                                                                     ---------

BRAZIL -- 0.7%
Centrais Eletricas Brasileiras SA
     ADR+(1) (Utilities) . . . . . . . . . . . . . . . .    1,000       22,519
Compania Brasileira de
Distribuidora GDR(2) (Industrial
     & Commercial) . . . . . . . . . . . . . . . . . . .    1,000       20,121
Compania Energetica de Minas
ADR(1) non voting (Materials). . . . . . . . . . . . . .    1,000       45,509
Telecomunicacoes Brasileras SA
     (Information Technology). . . . . . . . . . . . . .  650,000       69,981
Telecomunicacoes Brasileras SA ADR(1)
     (Information Technology). . . . . . . . . . . . . .    2,000      229,500
Usinas Siderurgicas de Minas
Gerais SA ADR(1) (Materials) . . . . . . . . . . . . . .    6,000       70,519
                                                                     ---------
                                                                       458,149
                                                                     ---------

CANADA -- 0.7%
Abitibi Price, Inc. (Information
     & Entertainment). . . . . . . . . . . . . . . . . .    1,790       30,175
Air Canada, Inc. (Information &
     Entertainment). . . . . . . . . . . . . . . . . . .    3,004       16,127
Alcan Aluminum Ltd. (Materials). . . . . . . . . . . . .      620       21,037
Barrick Gold Corp. (Materials) . . . . . . . . . . . . .    1,126       25,027
BCE, Inc. (Information
     Technology) . . . . . . . . . . . . . . . . . . . .      417       19,522
Bombardier, Inc. Class B
     (Industrial & Commercial) . . . . . . . . . . . . .      426        8,645
Chauvco Resources Ltd.+ (Energy) . . . . . . . . . . . .      800       11,052
Cominco Ltd. (Materials) . . . . . . . . . . . . . . . .      387        9,973
Crestar Energy, Inc. (Energy). . . . . . . . . . . . . .      968       18,189
Diamond Fields International Ltd.(3)+ (Materials). . . .      400          272
Finning Ltd. (Materials) . . . . . . . . . . . . . . . .      400        8,933
Fletcher Challenge Ltd., Class A
     (Materials) . . . . . . . . . . . . . . . . . . . .    1,647       27,705
Hudsons Bay Co. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .      470        9,555
Inco Ltd. (Materials). . . . . . . . . . . . . . . . . .      422       13,518
Inco Ltd., Class V (Materials) . . . . . . . . . . . . .    1,000       20,938
MacMillan Bloedel Ltd.
     (Materials) . . . . . . . . . . . . . . . . . . . .      600        8,203
Northern Telecom Ltd (Information
     Technology) . . . . . . . . . . . . . . . . . . . .       89        6,473
Renaissance Energy Ltd.+ (Energy). . . . . . . . . . . .      968       26,816
Royal Bank of Canada (Finance) . . . . . . . . . . . . .      310       12,360
Seagram Ltd. (Industrial & Commercial) . . . . . . . . .      383       14,681
Stelco, Inc. Class A+ (Materials). . . . . . . . . . . .    3,330       19,546
Suncor, Inc. (Energy). . . . . . . . . . . . . . . . . .      240       10,995
Toronto Dominion Bank Ontario (Finance). . . . . . . . .      850       24,064
TransCanada Pipelines Ltd. (Energy). . . . . . . . . . .    2,325       42,522
Trizec Hahn Corp. (Real Estate). . . . . . . . . . . . .      610       13,318
                                                                     ---------
                                                                       419,646
                                                                     ---------

CHILE -- 0.6%
Chilectra SA ADR(1) (Utilities). . . . . . . . . . . . .      169       10,237
Compania de Telecomunicaciones de

PRO FORMA
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (UNAUDITED)

                                                                      Value
SECURITY DESCRIPTION                                       SHARES    (NOTE 2)
--------------------------------------------------------------------------------

Chile SA ADR(1) (Utilities). . . . . . . . . . . . . . .      480       15,540
Empresa Nacional de Electricidad
     SA ADR(1) (Utilities) . . . . . . . . . . . . . . .      765       14,726
Enersis SA ADR(1) (Energy) . . . . . . . . . . . . . . .    2,994       94,311
Maderas Y Sinteticos SA ADR(1)
     (Materials) . . . . . . . . . . . . . . . . . . . .    1,900       30,400
Santa Isabel SA ADR(1) (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    2,000       48,750
Sociedad Quimica Minera ADR(1)
     (Materials) . . . . . . . . . . . . . . . . . . . .    2,700      159,975
                                                                     ---------
                                                                       373,939
                                                                     ---------

DENMARK -- 0.2%
Den Danske Bank+ (Finance) . . . . . . . . . . . . . . .      150       12,973
ISS International Service Systems
A/S Class B (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .    2,600       76,926
Unidanmark A/S (Finance) . . . . . . . . . . . . . . . .      200        9,893
                                                                     ---------
                                                                        99,792
                                                                     ---------

FINLAND -- 1.2%
Huhtamaki Oy (Consumer Staples). . . . . . . . . . . . .    5,224      226,523
Konecranes International Corp.+
     (Consumer Discretionary). . . . . . . . . . . . . .    4,500      173,064
Nokia Corp. Class A ADR(1)
     (Information Technology). . . . . . . . . . . . . .    2,000      129,250
Nokian Tyres (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    5,000      120,183
Rauma Oy (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .       97        1,996
UPM-Kymmene Oy (Materials) . . . . . . . . . . . . . . .    4,230       96,794
                                                                     ---------
                                                                       747,810
                                                                     ---------

FRANCE -- 5.0%
Accor SA (Information Technology). . . . . . . . . . . .       80       11,473
Alcatel Alsthom Compagnie Generael D' Electricite
     (Information Technology). . . . . . . . . . . . . .      310       34,471
AXA SA+ (Finance). . . . . . . . . . . . . . . . . . . .    2,220      136,589
Bertrand Faure (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    1,700       81,410
Canal Plus (Information &
     Entertainment). . . . . . . . . . . . . . . . . . .       70       12,641
Carrefour SA (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .      180      112,382
Chargeurs International SA+
     (Consumer Discretionary). . . . . . . . . . . . . .    1,200       70,933
Club Mediterranee SA (Information
     & Entertainment). . . . . . . . . . . . . . . . . .    2,300      178,120
Compagnie de St. Gobain
     (Materials) . . . . . . . . . . . . . . . . . . . .      370       49,574
Compagnie Generale des Eaux
     (Multi-industry). . . . . . . . . . . . . . . . . .    3,960      551,611
Elf Aquitaine SA (Energy). . . . . . . . . . . . . . . .      520       50,428
Guilbert SA (Information
     Technology) . . . . . . . . . . . . . . . . . . . .      120       18,710
L' Oreal (Consumer Staples). . . . . . . . . . . . . . .       60       21,290
Lapeyre (Materials). . . . . . . . . . . . . . . . . . .      340       20,505
Legrand SA (Information
     Technology) . . . . . . . . . . . . . . . . . . . .      130       21,940
Louis Dreyfus Citrus+ (Consumer
     Staples). . . . . . . . . . . . . . . . . . . . . .    7,200      258,689
Marine-Wendel SA (Multi-industry). . . . . . . . . . . .    1,100      114,024
Moet Hennessy Louis Vuitton
     (Consumer Staples). . . . . . . . . . . . . . . . .      340       83,012
Pathe SA+ (Information &
     Entertainment). . . . . . . . . . . . . . . . . . .       50       11,677
Pinault Printemps Redoute
     (Consumer Discretionary). . . . . . . . . . . . . .      170       71,507
Primagaz Cie (Utilities) . . . . . . . . . . . . . . . .      120       11,760
Rhone- Poulenc Rorer, SA
     (Healthcare). . . . . . . . . . . . . . . . . . . .    3,500      117,716
Sanofi SA (Healthcare) . . . . . . . . . . . . . . . . .      460       42,954
Schneider SA+ (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .    4,640      261,554
Societe Generale+ (Finance). . . . . . . . . . . . . . .    3,800      425,803
Sodexho SA (Information &
     Entertainment). . . . . . . . . . . . . . . . . . .      150       68,877
Television Francais (Utilities). . . . . . . . . . . . .      625       60,289
Total SA, Series B (Energy). . . . . . . . . . . . . . .    2,640      218,926
                                                                     ---------
                                                                     3,118,865
                                                                     ---------

GERMANY -- 3.5%
Adidas AG (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    1,100      114,650
Allianz Holdings AG (Finance). . . . . . . . . . . . . .      200       38,804
Ashanti Goldfields Co., Ltd.
     GDR(2) (Materials). . . . . . . . . . . . . . . . .   10,000      118,750
Ava Allgemeneine
Handelsgesellschaft der
Verbraucher AG (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .      600      162,143
Bayer AG (Multi-industry). . . . . . . . . . . . . . . .    1,583       62,980
Bayerische Hypotheken Und Bank AG
     (Finance) . . . . . . . . . . . . . . . . . . . . .      766       23,885
Bayerische Motoren Werke
(Consumer Discretionary) . . . . . . . . . . . . . . . .      327      267,748
Bilfinger & Berger Bau AG
     (Consumer Discretionary). . . . . . . . . . . . . .    3,210      119,369
Commerzbank AG (Finance) . . . . . . . . . . . . . . . .    6,540      175,415
Deutsche Bank AG (Finance) . . . . . . . . . . . . . . .    4,940      260,721
Deutsche Telekom AG (Information
     Technology) . . . . . . . . . . . . . . . . . . . .      557       12,087
Gehe AG (Consumer Discretionary) . . . . . . . . . . . .    1,590      105,767
Hoechst AG (Healthcare). . . . . . . . . . . . . . . . .      430       16,884
Leica Camera AG+ (Information
     Technology) . . . . . . . . . . . . . . . . . . . .    5,100      156,080
Mannesmann AG (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .       40       15,729
Rhon-Klinikum AG (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .      200       25,869
SAP AG (Information Technology). . . . . . . . . . . . .       80       14,565
Schering AG (Healthcare) . . . . . . . . . . . . . . . .      140       13,420
VEBA  AG (Utilities) . . . . . . . . . . . . . . . . . .    2,880      148,341
Volkswagen AG (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .      240      152,581
Walter AG (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .      400      139,970
                                                                     ---------
                                                                     2,145,758
                                                                     ---------

HONG KONG -- 2.7%

PRO FORMA
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (UNAUDITED)

                                                                      Value
SECURITY DESCRIPTION                                       SHARES    (NOTE 2)
--------------------------------------------------------------------------------

Cathay Pacific Airways Ltd.
     (Industrial & Commercial) . . . . . . . . . . . . .   15,000       23,333
CDL Hotels Intnernational Ltd.
     (Information & Entertainment) . . . . . . . . . . .  340,000      148,131
Cheung Kong Holdings Ltd. (Real
     Estate) . . . . . . . . . . . . . . . . . . . . . .    8,000       70,225
Cheung Kong Infrastructure
     (Consumer Discretionary). . . . . . . . . . . . . .   20,000       56,671
China Hong Kong Photo Products
Holdings Ltd. (Information &
     Entertainment). . . . . . . . . . . . . . . . . . .  110,000       34,435
Dao Heng Bank Group Ltd.
     (Finance) . . . . . . . . . . . . . . . . . . . . .    4,000       19,002
First Pacific Co., Ltd.
     (Industrial & Commercial) . . . . . . . . . . . . .   32,000       38,211
Guoco Group Ltd. (Finance) . . . . . . . . . . . . . . .   40,000      190,021
Henderson China Holdings Ltd.
     (Real Estate) . . . . . . . . . . . . . . . . . . .   16,200       27,918
Hong Kong Land Holdings Ltd.
     ADR(1) (Finance). . . . . . . . . . . . . . . . . .  163,000      339,040
Hopewell Holdings Ltd. (Real
     Estate) . . . . . . . . . . . . . . . . . . . . . .   39,000       20,264
HSBC Holdings PLC (Finance). . . . . . . . . . . . . . .    3,200       80,966
Hutchison Whampoa Ltd. (Finance) . . . . . . . . . . . .   21,000      155,877
Jardine Matheson Holdings Ltd.
ADR(1) (Industrial & Commercial) . . . . . . . . . . . .   21,200      116,600
New World Development Co., Ltd.
     (Real Estate) . . . . . . . . . . . . . . . . . . .   14,165       81,737
RBI Holdings Ltd. (Information &
     Entertainment)  . . . . . . . . . . . . . . . . . .  800,000      131,156
Swire Pacific Ltd. Class A
     (Multi-industry). . . . . . . . . . . . . . . . . .    8,100       62,477
Wharf Holdings Ltd. (Real Estate). . . . . . . . . . . .   15,000       56,735
                                                                     ---------
                                                                     1,652,799
                                                                     ---------

INDIA -- 0.2%
Hindalco Industries Ltd. GDR+(2)
     (Materials) . . . . . . . . . . . . . . . . . . . .      700       22,659
Tata Engineering & Locomotive
Co., Ltd. GDR(2) (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    9,450      115,526
                                                                     ---------
                                                                       138,185
                                                                     ---------

INDONESIA -- 1.8%
PT Bank Bali alien shares
     (Finance) . . . . . . . . . . . . . . . . . . . . .   93,000      223,889
PT Bank International Indonesia
     alien shares (Finance). . . . . . . . . . . . . . .    7,000        5,041
PT Bank Negara Indonesia alien
     shares (Finance)+*. . . . . . . . . . . . . . . . .  165,000       91,667
PT Bank Tiara Asia alien shares
     (Finance) . . . . . . . . . . . . . . . . . . . . .  194,000      235,514
PT Indonesian Satellite Corp.
     alien shares (Utilities). . . . . . . . . . . . . .  130,000      358,436
PT Semen Cibinong alien shares
     (Materials) . . . . . . . . . . . . . . . . . . . .   51,000      150,586
PT Telekomunikasi (Utilities). . . . . . . . . . . . . .   30,000       43,519
                                                                     ---------
                                                                     1,108,652
                                                                     ---------

ISRAEL -- 0.1%
Blue Square Israel Ltd. ADR(1)
     (Consumer Staples). . . . . . . . . . . . . . . . .    4,300       80,088
                                                                     ---------

ITALY -- 1.9%
Banca Commerciale Italiana SpA
     (Finance) . . . . . . . . . . . . . . . . . . . . .   85,000      182,443
Banca Pop Di Milano (Finance). . . . . . . . . . . . . .   15,000       73,854
BCA Fideuram SpA (Finance) . . . . . . . . . . . . . . .    9,000       22,603
Brembo SpA (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .   16,000      172,880
Credito Italiano SpA (Finance) . . . . . . . . . . . . .   10,000       14,017
ENI SpA (Energy) . . . . . . . . . . . . . . . . . . . .    5,000       25,377
Gemina SpA+ (Consumer Staples) . . . . . . . . . . . . .   12,600        5,085
Holding Oi Partecipazione
     (Multi-industry). . . . . . . . . . . . . . . . . .  179,000       97,572
Industrie Natuzzi SpA ADR(1)
     (Consumer Discretionary). . . . . . . . . . . . . .    1,000       22,250
Istituto Mobiliare Italiano
     (Finance) . . . . . . . . . . . . . . . . . . . . .    3,000       25,555
Italgas-Societa Italiana per il
     Gas SpA (Utilities) . . . . . . . . . . . . . . . .    5,000       13,156
Parmalat Finanziar (Finance) . . . . . . . . . . . . . .   60,000       87,258
Seat SpA+ (Information &
     Entertainment). . . . . . . . . . . . . . . . . . .    7,000        2,142
STET (Industrial & Commercial) . . . . . . . . . . . . .   10,000       47,279
STET Risp. (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .   33,000      122,388
Telecom Italia SpA (Information
     Technology) . . . . . . . . . . . . . . . . . . . .   25,000       78,628
Zucchini SpA (Information
     Technology) . . . . . . . . . . . . . . . . . . . .   29,600      196,218
                                                                     ---------
                                                                     1,188,705
                                                                     ---------

JAPAN -- 14.6%
Advantest Corp. (Information
     Technology) . . . . . . . . . . . . . . . . . . . .      980       54,429
Aiwa Co., Ltd. (Information
     Technology) . . . . . . . . . . . . . . . . . . . .    3,000       51,759
Alps Electric Co., Ltd.
     (Information Technology). . . . . . . . . . . . . .    2,000       23,319
Amada Co., Ltd. (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .    4,000       29,905
Amano Corp. (Multi-industry) . . . . . . . . . . . . . .    4,000       37,500
Aoki International Co., Ltd.
     (Consumer Discretionary). . . . . . . . . . . . . .    5,000       87,052
Bank Of Tokyo-Mitsubishi Ltd.+
     (Finance) . . . . . . . . . . . . . . . . . . . . .    6,600      104,510
Best Denki Co. (Information
     Technology) . . . . . . . . . . . . . . . . . . . .    5,000       44,905
Calsonic Corp. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    6,000       29,779
Canon, Inc. (Information
     Technology) . . . . . . . . . . . . . . . . . . . .   11,000      260,842
Chiba Bank Ltd. (Finance). . . . . . . . . . . . . . . .   20,000      107,141
Citizen Watch Co. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    3,000       21,578
Daiichi Pharmaceutical
     (Healthcare). . . . . . . . . . . . . . . . . . . .    4,000       64,285
Dainippon Screen MFG Co., Ltd.
     (Information Technology). . . . . . . . . . . . . .    2,000       15,914

PRO FORMA
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (UNAUDITED)

                                                                      Value
SECURITY DESCRIPTION                                       SHARES    (NOTE 2)
--------------------------------------------------------------------------------

Daiwa House Industry Co., Ltd.
     (Consumer Discretionary). . . . . . . . . . . . . .    5,000       55,934
DDI Corp. (Utilities). . . . . . . . . . . . . . . . . .       15       99,618
East Japan Railway Co.
     (Industrial & Commercial) . . . . . . . . . . . . .       12       51,901
Fanuc Ltd. (Information
     Technology) . . . . . . . . . . . . . . . . . . . .    2,100       71,635
Fujitsu Denso (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .    2,000       60,503
Fujitsu Ltd. (Information
     Technology) . . . . . . . . . . . . . . . . . . . .   12,000      124,788
Hankyu Realty Co. (Real Estate). . . . . . . . . . . . .    7,000       48,804
Hitachi Ltd.+ (Information
     Technology) . . . . . . . . . . . . . . . . . . . .    6,000       54,359
Hitachi Zosen Corp. (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .    4,000       13,897
Honda Motor Co., Ltd. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    2,000       62,079
Imagineer Co., Ltd.+ (Information
     Technology) . . . . . . . . . . . . . . . . . . . .    3,600      114,578
Inax Corp. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    2,000       12,416
Industrial Bank of Japan Ltd.
     (Finance) . . . . . . . . . . . . . . . . . . . . .    6,640       70,619
Ito-Yokado Co., Ltd. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    2,000       95,955
Jusco Co., Ltd. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    2,000       61,449
Kamigumi Co., Ltd. (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .    7,000       34,632
KAO Corp. (Consumer Staples) . . . . . . . . . . . . . .    2,000       23,319
Katokichi Co. (Consumer Staples) . . . . . . . . . . . .    5,000       78,780
Kawasaki Heavy Industries Ltd.
     (Industrial & Commercial) . . . . . . . . . . . . .   14,000       55,257
Kissei Pharmaceutical Co.
     (Healthcare). . . . . . . . . . . . . . . . . . . .    3,400       64,553
Kokuyo Co., Ltd. (Materials) . . . . . . . . . . . . . .    2,000       43,487
Komatsu Ltd. (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .    3,000       21,932
Komori Co., Ltd. (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .    2,000       42,699
Kuraray Co., Ltd. (Healthcare) . . . . . . . . . . . . .    4,000       35,294
Kyocera Corp. (Information
     Technology) . . . . . . . . . . . . . . . . . . . .    3,000      179,619
Makita Corp. (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .    2,000       27,416
Marubeni Corp. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .   30,000      111,317
Marui Co., Ltd. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    4,000       65,860
Matsushita Electric Industrial
Co., Ltd. (Information
     Technology)+. . . . . . . . . . . . . . . . . . . .    6,000       95,955
Matsushita Electric Works Ltd.
     (Industrial & Commercial) . . . . . . . . . . . . .   27,000      274,392
Meiwa Estate Co.+ (Real Estate). . . . . . . . . . . . .    2,600       43,014
Mitsubishi Corp. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    2,000       18,750
Mitsubishi Estate Co., Ltd. (Real
     Estate) . . . . . . . . . . . . . . . . . . . . . .    5,000       63,024
Mitsubishi Heavy Industrial Ltd.
     (Industrial & Commercial) . . . . . . . . . . . . .   30,000      198,054
Mitsubishi Logistcs Corp.
     (Industrial & Commercial) . . . . . . . . . . . . .    3,000       35,215
Mitsubishi Motor (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    9,000       62,394
Mitsui Fudosan Co., Ltd. (Real
     Estate) . . . . . . . . . . . . . . . . . . . . . .   24,000      274,156
Miyota Co. (Information
     Technology) . . . . . . . . . . . . . . . . . . . .   13,000      153,622
Mori Seiki Co., Ltd. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    3,000       43,487
Murata Manufacturing Co., Ltd.
     (Information Technology). . . . . . . . . . . . . .    2,000       73,739
Mycal Corp. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    4,000       49,159
NEC Corp. (Information
     Technology) . . . . . . . . . . . . . . . . . . . .   33,000      402,962
New Oji Paper Co., Ltd.+
     (Materials) . . . . . . . . . . . . . . . . . . . .    8,000       40,399
Nippon Denko Co., Ltd.
     (Industrial & Commercial) . . . . . . . . . . . . .    5,000      113,838
Nippon Electric Glass Co., Ltd.
     (Materials) . . . . . . . . . . . . . . . . . . . .    7,000      107,535
Nippon Express Co., Ltd.
(Industrial & Commercial). . . . . . . . . . . . . . . .    6,000       41,360
Nippon Shokubai Co. (Materials). . . . . . . . . . . . .    8,000       51,680
Nippon Steel Corp. (Materials) . . . . . . . . . . . . .   55,000      156,852
Nippon Telegraph & Telephone
     Corp. (Utilities) . . . . . . . . . . . . . . . . .       47      331,390
Nissho Iwai Corp.
     (Multi-industry). . . . . . . . . . . . . . . . . .   16,000       53,445
Nomura Securities Co., Ltd.
     (Finance) . . . . . . . . . . . . . . . . . . . . .   13,000      145,429
Ono Pharmaceutical Co., Ltd.
     (Healthcare). . . . . . . . . . . . . . . . . . . .    2,000       56,722
Orix Corp. (Finance) . . . . . . . . . . . . . . . . . .    3,000      151,495
Pioneer Electronic Corp.
     (Industrial & Commercial) . . . . . . . . . . . . .   11,000      196,715
Rohm Co. (Information Technology). . . . . . . . . . . .    1,000       77,520
Sankyo Co., Ltd. (Healthcare). . . . . . . . . . . . . .    8,000      214,283
Sanwa Bank Ltd. (Finance). . . . . . . . . . . . . . . .    7,000       74,999
Seino Transportation (Industrial
     & Commercial) . . . . . . . . . . . . . . . . . . .    6,000       54,359
Sekisui Chemical Co., Ltd.
     (Materials) . . . . . . . . . . . . . . . . . . . .    9,000       86,501
Sekisui House Ltd. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    3,000       26,707
Sharp Corp. (Information
     Technology) . . . . . . . . . . . . . . . . . . . .    9,000      116,989
Shin-Etsu Chemical Co., Ltd.
     (Materials) . . . . . . . . . . . . . . . . . . . .    3,000       60,503
Shiseido Co., Ltd. (Consumer
     Staples). . . . . . . . . . . . . . . . . . . . . .   20,000      286,761
Shohkoh Fund & Co. (Finance) . . . . . . . . . . . . . .      600      140,859
Sony Corp. (Information
     Technology) . . . . . . . . . . . . . . . . . . . .    4,000      291,173
Sumitomo Corp. (Industrial &

PRO FORMA
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (UNAUDITED)

                                                                      Value
SECURITY DESCRIPTION                                       SHARES    (NOTE 2)
--------------------------------------------------------------------------------

     Commercial) . . . . . . . . . . . . . . . . . . . .    8,000       53,823
Sumitomo Electric Industries,
     Ltd. (Industrial & Commercial). . . . . . . . . . .   12,000      162,603
Sumitomo Forestry Co., Ltd.
     (Materials) . . . . . . . . . . . . . . . . . . . .    2,000       20,325
Sumitomo Metal Mining Co., Ltd.
(Materials). . . . . . . . . . . . . . . . . . . . . . .   15,000      100,445
Suzuki Motor Corp. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    5,000       53,177
TDK Corp. (Information
     Technology) . . . . . . . . . . . . . . . . . . . .    2,000      144,168
Teijin Ltd. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    7,000       28,290
Toagosei Co., Ltd. (Materials) . . . . . . . . . . . . .   20,000       74,369
Tokio Marine & Fire Insurance
     Co., Ltd. (Finance) . . . . . . . . . . . . . . . .   27,000      263,757
Tokyo Electron Ltd. (Information
     Technology) . . . . . . . . . . . . . . . . . . . .    7,600      293,378
Tokyo Steel Manufacturing Co.
     (Materials) . . . . . . . . . . . . . . . . . . . .    2,000       21,428
Toppan Printing Co., Ltd.
     (Information & Entertainment) . . . . . . . . . . .    3,000       38,760
Toray Industries, Inc.
     (Materials) . . . . . . . . . . . . . . . . . . . .    9,000       56,013
Toshiba Corp. (Information
     Technology) . . . . . . . . . . . . . . . . . . . .   10,000       56,092
Toyota Motor Corp. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    2,000       57,982
Uny Co., Ltd. (Consumer Staples) . . . . . . . . . . . .    2,000       35,136
Ushio, Inc. (Information
     Technology) . . . . . . . . . . . . . . . . . . . .    4,000       46,953
Yamanouchi Pharmaceutical Co.,
     Ltd. (Healthcare) . . . . . . . . . . . . . . . . .    6,000      128,097
                                                                     ---------
                                                                     9,015,851
                                                                     ---------

KOREA -- 0.5%
Kookmin Bank GDR*(2) (Finance) . . . . . . . . . . . . .    5,000       89,375
Korea Electric Power Corp. ADR(1)
     (Utilities) . . . . . . . . . . . . . . . . . . . .    8,500      144,500
Korea Fund, Inc. (Finance) . . . . . . . . . . . . . . .    2,800       36,050
SK Telecom Co., Ltd ADR(1)
     (Information Technology). . . . . . . . . . . . . .    5,160       49,023
                                                                     ---------
                                                                       318,948
                                                                     ---------

LUXEMBOURG -- 0.2%
Millicom International Cellular
SA+ (Information & Entertainment). . . . . . . . . . . .    2,700      122,850
                                                                     ---------

MALAYSIA -- 1.2%
Berjaya Sports Toto Bhd
     (Information & Entertainment) . . . . . . . . . . .    7,000       33,455
Commerce Asset Holding Bhd
     (Finance) . . . . . . . . . . . . . . . . . . . . .    3,000       17,923
Land & General Bhd+
     (Multi-industry). . . . . . . . . . . . . . . . . .   21,600       29,422
MBF Capital Bhd (Finance). . . . . . . . . . . . . . . .   15,000       22,224
Multi-Purpose Holdings Bhd
     (Finance) . . . . . . . . . . . . . . . . . . . . .   11,000       17,962
Oriental Holdings Bhd (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .   14,000      105,942
Renong Bhd+ (Multi-industry) . . . . . . . . . . . . . .   18,000       24,661
Resorts World Bhd (Information &
     Entertainment). . . . . . . . . . . . . . . . . . .    5,000       18,420
TA Enterprise Bhd (Finance). . . . . . . . . . . . . . .  144,000      168,042
Technology Resources Industries
     Bhd (Information Technology). . . . . . . . . . . .   77,000      141,071
Time Engineering Bhd+
     (Information Technology). . . . . . . . . . . . . .    6,000       10,993
United Engineers Bhd (Industrial
     & Commercial) . . . . . . . . . . . . . . . . . . .   11,000       77,983
YTL Power International Bhd
     (Consumer Discretionary). . . . . . . . . . . . . .   50,000       79,656
                                                                     ---------
                                                                       747,754
                                                                     ---------

MEXICO -- 1.2%
Cemex SA de CV Class B
     (Materials) . . . . . . . . . . . . . . . . . . . .   10,000       36,620
Cifra SA de CV ADR(1) (Consumer
     Staples). . . . . . . . . . . . . . . . . . . . . .  120,000      182,880
Gruma SA de CV ADR*(1) (Consumer
     Staples). . . . . . . . . . . . . . . . . . . . . .      610       11,751
Gruma SA de CV Class B+ (Consumer
     Staples). . . . . . . . . . . . . . . . . . . . . .    2,000        9,639
Grupo Financiero Banamex-Accival
     SA de CV., Class B (Finance). . . . . . . . . . . .   69,000      147,786
Grupo Industrial Maseca SA de CV
Class B (Industrial & Commercial). . . . . . . . . . . .    9,000        8,789
Grupo Modelo SA de CV Class C
     (Consumer Staples). . . . . . . . . . . . . . . . .    2,000       12,131
Kimberly-Clark Corp. (Materials) . . . . . . . . . . . .    6,526       24,227
Panamerican Beverages, Inc. Class
     A ADR(1) (Consumer Staples) . . . . . . . . . . . .    7,400      214,600
Telefonos de Mexico SA ADR(1)
     (Utilities) . . . . . . . . . . . . . . . . . . . .    1,750       72,187
                                                                     ---------
                                                                       720,610
                                                                     ---------

NETHERLANDS -- 3.6%
ABN AMRO Holdings NV (Finance) . . . . . . . . . . . . .    1,200       82,472
ASM Lithography Holding NV
     (Information Technology). . . . . . . . . . . . . .      400       29,872
ASM Lithography Holding NV+
     (Information Technology). . . . . . . . . . . . . .    1,300      102,863
Baan Co. NV+ (Information
     Technology) . . . . . . . . . . . . . . . . . . . .      250       13,406
CSM NV (Consumer Staples). . . . . . . . . . . . . . . .    1,190       68,347
Elsevier NV (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .   13,550      216,989
Fortis Amev NV (Finance) . . . . . . . . . . . . . . . .    1,030       38,857
Gamma Holdings NV (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    2,600      134,784
Getronics NV (Information
     Technology) . . . . . . . . . . . . . . . . . . . .    3,000       90,848
Gucci Group NV (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .      187       12,973
Hagemeyer NV (Multi-industry). . . . . . . . . . . . . .      270       23,490
ING Groep NV (Finance) . . . . . . . . . . . . . . . . .    3,490      137,035
Kon Ahrend NV (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    1,700      102,962
Koninklijke Ahold NV (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    2,320      158,374

PRO FORMA
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (UNAUDITED)

                                                                       Value
SECURITY DESCRIPTION                                       SHARES     (NOTE 2)
--------------------------------------------------------------------------------

Koninlijke PTT Nederland NV
     (Utilities) . . . . . . . . . . . . . . . . . . . .      290       10,300
Nutricia Ver Bedrijuen NV
     (Consumer Staples). . . . . . . . . . . . . . . . .      140       21,241
Philips Electronics NV
     (Information Technology). . . . . . . . . . . . . .    4,500      234,897
PolyGram NV (Information &
     Entertainment). . . . . . . . . . . . . . . . . . .    1,750       85,780
Royal Dutch Petroleum Co.
     (Energy). . . . . . . . . . . . . . . . . . . . . .    1,430      255,570
Unilever NV and PLC (Consumer
     Staples). . . . . . . . . . . . . . . . . . . . . .      510       99,183
Volker Stevin (Koninklijke) NV+
     (Consumer Discretionary). . . . . . . . . . . . . .    1,000      113,689
Wolters Kluwer NV+ (Information &
     Entertainment). . . . . . . . . . . . . . . . . . .    1,740      206,214
                                                                     ---------
                                                                     2,240,146
                                                                     ---------

NEW ZEALAND -- 1.6%
Air New Zealand Ltd.+
     (Information & Entertainment) . . . . . . . . . . .   74,000      213,920
Brierley Investments Ltd.+
     (Finance) . . . . . . . . . . . . . . . . . . . . .  160,900      141,659
Carter Holt Harvey Ltd. (Consumer
     Staples). . . . . . . . . . . . . . . . . . . . . .    4,000        8,873
CDL Hotels New Zealand Ltd.
     (Information & Entertainment) . . . . . . . . . . .  575,000      211,265
Fletcher Challenge building
     shares Ltd.+ (Multi-industry) . . . . . . . . . . .    4,000       11,230
Fletcher Challenge forest shares
     Ltd.+ (Multi-industry). . . . . . . . . . . . . . .   62,800       86,636
Kiwi Income Property Trust (Real
     Estate) . . . . . . . . . . . . . . . . . . . . . .  275,000      211,612
Telecom Corp. of New Zealand Ltd.
     (Information Technology). . . . . . . . . . . . . .    3,000       13,456
Wrightson Ltd. (Multi-industry). . . . . . . . . . . . .  112,000       65,997
                                                                     ---------
                                                                       964,648
                                                                     ---------

NORWAY -- 1.1%
Alvern Norway ASA+ (Information &
     Entertainment). . . . . . . . . . . . . . . . . . .   12,000       92,681
Norman Data Defense Systems+
     (Industrial & Commercial) . . . . . . . . . . . . .    5,600       86,502
Norsk Hydro ASA (Energy) . . . . . . . . . . . . . . . .    2,080      101,354
Orkla ASA (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    1,420      119,045
Saga Petroleum ASA Class B
     (Energy). . . . . . . . . . . . . . . . . . . . . .      770       12,435
Smedvig ASA  Class B (Energy). . . . . . . . . . . . . .    4,700      110,550
Smedvig ASA ADR(1) (Energy). . . . . . . . . . . . . . .    1,850       42,781
Tomra Systems ASA (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .    6,500      125,962
                                                                     ---------
                                                                       691,310
                                                                     ---------

PERU -- 0.4%
Backus & Johnston (Consumer
     Staples) . . . . . . . . . . . . . . . . . . . . . . 187,000      162,090
Banco Credito del Peru (Finance). . . . . . . . . . . . .  18,386       32,150
CPT Telefonica de Peru
     (Information Technology) . . . . . . . . . . . . . .   9,000       21,681
Telefonica Peru SA ADR(1)
(Industrial & Commercial) . . . . . . . . . . . . . . . .     346        8,304
                                                                     ---------
                                                                       224,225
                                                                     ---------

PHILIPPINES -- 0.2%
Ayala Land, Inc. (Real Estate) . . . . . . . . . . . . .   44,000       31,703
Davao Union Cement (Materials) . . . . . . . . . . . . .  140,000       20,971
Metro Bank + Trust Co. (Finance) . . . . . . . . . . . .    2,500       51,194
Philippine Long Distance
     Telephone Co. (Utilities) . . . . . . . . . . . . .      300       17,122
Philippine National Bank
     (Finance) . . . . . . . . . . . . . . . . . . . . .    2,750       18,041
                                                                     ---------
                                                                       139,031
                                                                     ---------
PORTUGAL -- 0.4%
Banco Totta & Acores (Finance) . . . . . . . . . . . . .    2,500       34,944
Cimpor-Cimentos de Portugal SA
     (Materials) . . . . . . . . . . . . . . . . . . . .    7,100      152,741
Establecimentos Jeronimo Martins
& Filho SA (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .      519       31,047
                                                                     ---------
                                                                       218,732
                                                                     ---------

SINGAPORE -- 2.1%
City Developments Ltd. (Real
     Estate) . . . . . . . . . . . . . . . . . . . . . .    6,000       48,497
DBS Land Ltd. (Real Estate). . . . . . . . . . . . . . .   35,000      113,161
Development Bank of Singapore
     Ltd. alien shares (Finance) . . . . . . . . . . . .    1,000       11,883
FJ Benjamin Holdings Ltd.+
     (Consumer Discretionary). . . . . . . . . . . . . .  230,000      111,226
Fraser & Neave Ltd. (Consumer
     Staples). . . . . . . . . . . . . . . . . . . . . .    3,000       21,762
Hour Glass Ltd. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .  246,000      160,601
Keppel Bank (Finance). . . . . . . . . . . . . . . . . .  158,000      412,601
Keppel Corp., Ltd. (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .    7,500       32,643
Overseas Chinese Banking Corp.,
     Ltd. alien shares (Finance) . . . . . . . . . . . .    1,000       11,675
Overseas Union Bank (Finance). . . . . . . . . . . . . .    6,000       39,378
Overseas Union Bank Ltd. alien
     shares (Finance). . . . . . . . . . . . . . . . . .    5,000       32,815
Sembawang Shipyard Ltd.
     (Industrial & Commercial) . . . . . . . . . . . . .   27,000      116,580
Singapore Land Ltd. (Real Estate). . . . . . . . . . . .    7,000       32,643
Singapore Press Holdings Ltd.
alien shares (Information &
     Entertainment). . . . . . . . . . . . . . . . . . .    3,000       55,544
United Industrial Corp., Ltd.
     (Multi-industry). . . . . . . . . . . . . . . . . .   13,000        9,789
United Overseas Bank Ltd. alien
     shares (Finance). . . . . . . . . . . . . . . . . .    6,000       56,373
Want Want Holdings+ (Real Estate). . . . . . . . . . . .   12,000       40,080
Wing Tai Holdings Ltd. (Real
     Estate) . . . . . . . . . . . . . . . . . . . . . .    4,000       10,335
                                                                     ---------
                                                                     1,317,586
                                                                     ---------

SOUTH AFRICA -- 0.4%
Energy Africa Ltd. GDR(2)
     (Energy). . . . . . . . . . . . . . . . . . . . . .   11,000      231,000

PRO FORMA
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (UNAUDITED)

                                                           Value
SECURITY DESCRIPTION                                       SHARES    (NOTE 2)
--------------------------------------------------------------------------------
SPAIN -- 0.6%
Banco Bilbao Vizcaya SA (Finance). . . . . . . . . . . .      180       12,114
Banco de  Santander SA (Finance) . . . . . . . . . . . .      710       53,418
Banco Popular Espanol SA
     (Finance) . . . . . . . . . . . . . . . . . . . . .      120       25,444
Corporation Bancaria de Espana SA
     (Finance) . . . . . . . . . . . . . . . . . . . . .      270       12,041
Empresa Nacional de Electricidad
     SA (Utilities). . . . . . . . . . . . . . . . . . .      540       37,747
Gas Natural SDG SA (Utilities) . . . . . . . . . . . . .      240       50,969
Iberdrola SA (Utilities) . . . . . . . . . . . . . . . .    5,610       63,312
Repsol SA (Energy) . . . . . . . . . . . . . . . . . . .      694       29,098
Repsol SA ADR(1) (Energy). . . . . . . . . . . . . . . .    1,800       75,375
Telefonica de Espana SA
     (Utilities) . . . . . . . . . . . . . . . . . . . .      946       24,231
                                                                     ---------
                                                                       383,749
                                                                     ---------

SWEDEN -- 1.5%
ABB AB Class A (Utilities) . . . . . . . . . . . . . . .    1,300       15,826
Astra AB Class A (Healthcare). . . . . . . . . . . . . .    1,600       65,471
Astra AB Class B (Healthcare). . . . . . . . . . . . . .    3,150      125,081
Atlas Copco AB Class B
     (Industrial & Commercial) . . . . . . . . . . . . .      740       18,347
Electrolux AB Class B (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    6,860      393,514
Hennes & Mauritz AB Class B
     (Consumer Discretionary). . . . . . . . . . . . . .      360       52,086
Hoganas AG (Information
     Technology) . . . . . . . . . . . . . . . . . . . .    2,500       74,891
Sandvik AB (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .    1,500       36,904
Scania AB, Class A (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    3,200       82,604
Volvo AB Class A (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    3,500       88,117
                                                                     ---------
                                                                       952,841
                                                                     ---------

SWITZERLAND -- 4.5%
Adia SA (Industrial & Commercial)
   . . . . . . . . . . . . . . . . . . . . . . . . . . .      190       63,415
Alusuisse-Lonza Holdings AG
     (Multi-industry). . . . . . . . . . . . . . . . . .      100       84,797
BBC Brown Boveri AG (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .       90      108,982
Ciba Specialty Chemicals AG+
     (Materials) . . . . . . . . . . . . . . . . . . . .       80        6,892
Compagnie Financiere Richemont AG
     (Finance) . . . . . . . . . . . . . . . . . . . . .    2,300       33,622
CS Holding AG+ (Finance) . . . . . . . . . . . . . . . .    1,230      138,512
Hilti AG (Consumer Discretionary)
     . . . . . . . . . . . . . . . . . . . . . . . . . .      125       78,014
Julius Baer Holdings AG (Finance)
     . . . . . . . . . . . . . . . . . . . . . . . . . .      339      424,296
Liechtenstein Global Trust AG+
     (Finance). . . . . . . . . . . . . . . . . . . . .       400      219,795
Logitech International SA+
     (Information Technology). . . . . . . . . . . . . .      400       73,265
Nestle SA+ (Consumer Staples). . . . . . . . . . . . . .      110      133,573
Novartis AG (Healthcare) . . . . . . . . . . . . . . . .      280      368,876
Roche Holdings AG (Healthcare) . . . . . . . . . . . . .       50      422,292
SMH AG (Consumer Discretionary). . . . . . . . . . . . .      730      413,507
Swiss Bank Corp. NY+ (Finance) . . . . . . . . . . . . .      160       34,950
TAG Heuer International SA+
     (Consumer Discretionary). . . . . . . . . . . . . .    1,049      147,305
                                                                     ---------
                                                                     2,752,093
                                                                     ---------

TAIWAN -- 0.3%
Compal Electronics, Inc.+
     (Information Technology). . . . . . . . . . . . . .  124,000      181,970
                                                                     ---------

THAILAND -- 0.7%
Advanced Information Services PCL
     alien shares (Information &
     Entertainment). . . . . . . . . . . . . . . . . . .    1,000        6,508
Bangkok Bank PCL alien shares
     (Finance) . . . . . . . . . . . . . . . . . . . . .    3,800       35,203
Industrial Finance Corp. of
     Thailand alien (Finance). . . . . . . . . . . . . .   18,000       48,234
Matichon PCL alien shares
     (Information & Entertainment) . . . . . . . . . . .   50,000      160,781
PTT Exploration & Production PCL
     alien shares (Energy) . . . . . . . . . . . . . . .    3,800       48,587
Siam City Cement PCL alien shares
     (Materials) . . . . . . . . . . . . . . . . . . . .    4,300      115,226
                                                                     ---------
                                                                       414,539
                                                                     ---------

UNITED KINGDOM -- 10.3%
Abbey National PLC (Finance) . . . . . . . . . . . . . .    7,000       97,569
Airtours PLC (Information &
     Entertainment). . . . . . . . . . . . . . . . . . .   13,000      193,209
Argos PLC (Consumer Staples) . . . . . . . . . . . . . .    6,000       62,723
Argyll Group PLC (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    9,000       49,887
ASDA Group PLC (Consumer Staples)
   . . . . . . . . . . . . . . . . . . . . . . . . . . .   21,000       39,141
BG PLC (Energy). . . . . . . . . . . . . . . . . . . . .    6,000       17,310
British Petroleum Co. PLC
     (Energy). . . . . . . . . . . . . . . . . . . . . .    4,000       45,900
Cable & Wireless PLC (Information
     Technology) . . . . . . . . . . . . . . . . . . . .   34,000      261,819
Cadbury Schweppes PLC (Consumer
     Staples). . . . . . . . . . . . . . . . . . . . . .    7,000       58,088
Caradon PLC (Materials). . . . . . . . . . . . . . . . .   12,000       48,039
Centrica PLC+ (Utilities). . . . . . . . . . . . . . . .    6,000        5,494
Compass Group PLC (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .    3,000       32,869
Cookson Group PLC
     (Multi-industry). . . . . . . . . . . . . . . . . .   58,400      205,394
Electrocomponents PLC
     (Information Technology). . . . . . . . . . . . . .    2,000       12,804
Energy Group PLC+ (Utilities). . . . . . . . . . . . . .   16,340      129,767
Glaxo Wellcome PLC (Healthcare). . . . . . . . . . . . .   17,000      334,214
Glynwed International PLC
     (Consumer Discretionary) . . . . . . . . . . . . .    42,000      175,624
Grand Metropolitan PLC
     (Information & Entertainment). . . . . . . . . . .    12,000      100,162
Great Universal Stores PLC
     (Consumer Discretionary) . . . . . . . . . . . . .    18,000      186,710
Guinness PLC (Consumer Staples) . . . . . . . . . . . .    10,000       82,658
Hanson PLC (Industrial &
     Commercial). . . . . . . . . . . . . . . . . . . .    24,125      117,106

PRO FORMA
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (UNAUDITED)

                                                           Value
SECURITY DESCRIPTION                                       SHARES    (NOTE 2)
--------------------------------------------------------------------------------

Inchcape PLC (Multi-industry). . . . . . . . . . . . . .   84,000      373,031
Kingfisher PLC (Consumer Staples)
   . . . . . . . . . . . . . . . . . . . . . . . . . . .   10,000      108,266
Ladbroke Group PLC (Information &
Entertainment) . . . . . . . . . . . . . . . . . . . . .    6,000       22,366
Laporte PLC (Materials). . . . . . . . . . . . . . . . .   18,000      193,128
Legal & General PLC (Finance). . . . . . . . . . . . . .   10,000       67,018
Lonrho PLC (Multi-industry). . . . . . . . . . . . . . .   38,000       84,992
Medeva PLC (Healthcare). . . . . . . . . . . . . . . . .   11,300       55,126
Morgan Stanley Emerging Market
     Fund, Inc. (Finance). . . . . . . . . . . . . . . .   12,600      201,600
National Westminster Bank PLC
     (Finance) . . . . . . . . . . . . . . . . . . . . .   46,000      544,246
Orange PLC+ (Information &
     Entertainment). . . . . . . . . . . . . . . . . . .  114,000      399,092
Rank Group PLC (Information &
     Entertainment). . . . . . . . . . . . . . . . . . .    7,000       48,217
Reed International PLC
     (Information & Entertainment) . . . . . . . . . . .   16,500      304,060
RTZ Corp. PLC (Materials). . . . . . . . . . . . . . . .    5,000       79,417
Sainsbury (J.) PLC (Consumer
     Staples). . . . . . . . . . . . . . . . . . . . . .   35,000      187,763
Shell Transport & Trading Co.
     (Energy). . . . . . . . . . . . . . . . . . . . . .    8,000      141,459
Smith (David S) Holdings PLC
     (Materials) . . . . . . . . . . . . . . . . . . . .    5,000       18,152
Smithkline Beecham PLC
     (Healthcare). . . . . . . . . . . . . . . . . . . .   15,000      241,045
T & N PLC (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    7,000       15,429
Tanjong PLC (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .   10,000       36,243
Tarmac PLC (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .   85,000      169,449
Tesco PLC (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    8,000       46,418
Thistle Hotels PLC (Information &
     Entertainment). . . . . . . . . . . . . . . . . . .   58,300      156,853
Tomkins PLC (Consumer Staples) . . . . . . . . . . . . .   19,000       81,912
United News &  Media PLC
     (Information & Entertainment) . . . . . . . . . . .    8,000       97,763
Vaux Group PLC (Consumer Staples). . . . . . . . . . . .   37,000      164,911
Vickers PLC (Multi-industry) . . . . . . . . . . . . . .   43,000      148,444
Waddington (John) PLC (Materials). . . . . . . . . . . .   25,000      123,987
                                                                     ---------
                                                                     6,366,874
                                                                     ---------

UNITED STATES -- 6.2% (4)
AlliedSignal, Inc.
     (Multi-industry). . . . . . . . . . . . . . . . . .    2,000      144,500
Associates First Capital Corp.
     Class A (Finance) . . . . . . . . . . . . . . . . .    2,000      102,500
Banco Santander-Chile, Class A
     ADR(1) (Finance). . . . . . . . . . . . . . . . . .      800       12,800
Boeing Co. (Industrial &
     Commercial) . . . . . . . . . . . . . . . . . . . .    1,000       98,625
Bristol-Myers Squibb Co.
     (Healthcare). . . . . . . . . . . . . . . . . . . .    3,000      196,500
Chase Manhattan Corp. (Finance). . . . . . . . . . . . .    1,000       92,625
Citicorp (Finance) . . . . . . . . . . . . . . . . . . .    1,000      112,625
Du Pont (E.I.) de Nemours & Co.
     (Materials) . . . . . . . . . . . . . . . . . . . .    1,000      106,125
Ericsson (L.M.) Telephone Co.
     ADR(1) (Information Technology) . . . . . . . . . .    4,000      134,500
Ford Motor Co. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    2,500       86,875
General Electric Co.
     (Multi-industry). . . . . . . . . . . . . . . . . .      800       88,700
General Motors Corp. (Consumer
     Discretionary). . . . . . . . . . . . . . . . . . .    4,000      231,500
GTE Corp. (Information
     Technology) . . . . . . . . . . . . . . . . . . . .    5,000      229,375
Hibernia Corp. Class A (Finance)
     . . . . . . . . . . . . . . . . . . . . . . . . . .    5,000       64,375
Johnson & Johnson Co.
     (Healthcare). . . . . . . . . . . . . . . . . . . .    4,000      245,000
Lilly (Eli) & Co. (Healthcare) . . . . . . . . . . . . .    2,000      175,750
Lucent Technologies, Inc.
     (Information Technology). . . . . . . . . . . . . .    2,000      118,250
McDonald's Corp. (Consumer
     Staples). . . . . . . . . . . . . . . . . . . . . .    3,000      160,875
Merck & Co., Inc. (Healthcare) . . . . . . . . . . . . .    3,000      271,500
Morgan Stanley Group, Inc.
     (Finance) . . . . . . . . . . . . . . . . . . . . .    2,000      126,250
Nationwide Financial Services,
Inc. Class A+ (Finance)  . . . . . . . . . . . . . . . .    4,100      108,650
Neurex Corp.+ (Healthcare) . . . . . . . . . . . . . . .    5,000       55,000
Pfizer, Inc. (Healthcare). . . . . . . . . . . . . . . .    1,200      115,200
Philip Morris Cos., Inc.
     (Consumer Staples). . . . . . . . . . . . . . . . .    3,000      118,125
Schering-Plough Corp.
     (Healthcare). . . . . . . . . . . . . . . . . . . .    3,200      256,000
Scotts Co., Class A+ (Consumer
     Staples). . . . . . . . . . . . . . . . . . . . . .    3,000       76,875
Tellabs, Inc.+ (Information
     Technology) . . . . . . . . . . . . . . . . . . . .    4,000      159,500
Travelers Group, Inc. (Finance). . . . . . . . . . . . .    2,000      110,750
                                                                     ---------
                                                                     3,799,350
                                                                     ---------

VENEZUELA -- 0.0%
Compania Anon Nacional Tele de
     Venezuela ADR(1) (Utilities). . . . . . . . . . . .      230        6,900
                                                                     ---------

TOTAL COMMON STOCK (cost $45,067,178)  . . . . . . . . .            46,174,057
                                                                     ---------

PREFERRED STOCK -- 1.4%
BRAZIL -- 0.1%
Cemig Cia Energy MG (Energy) . . . . . . . . . . . . . .  935,000       42,631
                                                                     ---------

CANADA -- 0.0%
Inco Ltd. (Materials). . . . . . . . . . . . . . . . . .       36        2,571
                                                                     ---------

FINLAND -- 0.1%
Nokia Corp., Class A ADR+(1)
(Information Technology) . . . . . . . . . . . . . . . .      520       32,437
                                                                     ---------

GERMANY -- 1.0%
Friedrich Grohe AG non voting
     (Industrial & Commercial) . . . . . . . . . . . . .    1,130      338,321
GEA AG non voting (Industrial &

PRO FORMA
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (UNAUDITED)

                                                      SHARES/
                                                 PRINCIPAL AMOUNT
                                                 (DENOMINATED IN
                                                  LOCAL CURRENCY)     Value
SECURITY DESCRIPTION                              (IN THOUSANDS)     (Note 2)
--------------------------------------------------------------------------------

     Commercial) . . . . . . . . . . . . . . . . . . . .      580      197,598
Hornbach Holding AG non voting
     (Consumer Discretionary). . . . . . . . . . . . . .    1,450       92,938
SAP AG non voting (Information
     Technology) . . . . . . . . . . . . . . . . . . . .       90       16,573
                                                                     ---------
                                                                       645,430
                                                                     ---------

ITALY -- 0.2%
Istituto Finanziario (Finance) . . . . . . . . . . . . .   12,600      151,597
                                                                     ---------

TOTAL PREFERRED STOCK (cost $832,893)  . . . . . . . . .               874,666
                                                                     ---------

CONVERTIBLE BONDS -- 0.3%
TAIWAN -- 0.2%
Compal Electronics* zero coupon 2003 . . . . . . . . . .   93,000      136,478
                                                                     ---------

THAILAND -- 0.1%
Bangkok Bank PCL alien shares 3.25% 2004 . . . . . . . .   29,000       26,645
                                                                     ---------

TOTAL CONVERTIBLE BONDS (cost $131,115)  . . . . . . . .               163,123
                                                                     ---------

WARRANTS -- 0.1% +
PORTUGAL -- 0.0%
Jeronimo Martins 9/15/03
     (Consumer Staples). . . . . . . . . . . . . . . . .       43          544
                                                                     ---------

THAILAND -- 0.0%
Industrial Finance Corp. of
Thailand alien (Finance) . . . . . . . . . . . . . . . .   12,000        6,087
                                                                     ---------

UNITED KINGDOM -- 0.1%
Morgan Stanley Group, Inc.
     8/15/97 (Finance) . . . . . . . . . . . . . . . . .   18,300       62,906
                                                                     ---------

TOTAL WARRANTS (cost $85,177). . . . . . . . . . . . . .                69,537
                                                                     ---------

FOREIGN BONDS & NOTES -- 3.6% (4)
AUSTRALIA -- 0.1%
Commonwealth of Australia 7.50%  2005. . . . . . . . . .      100       76,896
                                                                     ---------

BELGIUM -- 0.2%
Kingdom of Belgium 6.50%  2005 . . . . . . . . . . . . .    4,000      117,975
                                                                     ---------

CANADA -- 0.3%
Government of Canada 7.50%  2000 . . . . . . . . . . . .      200      151,134
                                                                     ---------

DENMARK -- 0.3%
Kingdom of Denmark 9.00%  2000 . . . . . . . . . . . . .    1,000      171,514
                                                                     ---------

FRANCE -- 0.2%
Government of France 7.00%  1999 . . . . . . . . . . . .      700      128,594
                                                                     ---------

GERMANY -- 0.1%
Treuhandanstalt (Germany) 6.13%  1998. . . . . . . . . .      100       59,493
                                                                     ---------

ITALY -- 0.4%
Republic of Italy 10.50%  2000 . . . . . . . . . . . . .  400,000      258,385
                                                                     ---------

SPAIN -- 0.1%
Government of Spain 10.00%  2005 . . . . . . . . . . . .   10,000       82,166
                                                                     ---------

SWEDEN -- 0.8%
Kingdom of Sweden 10.25%  2003 . . . . . . . . . . . . .    1,500      224,835
                                                                     ---------
Kingdom of Sweden 13.00%  2001 . . . . . . . . . . . . .    1,500      238,661
                                                                     ---------
     . . . . . . . . . . . . . . . . . . . . . . . . . .               463,496
                                                                     ---------
UNITED KINGDOM -- 1.1%
United Kingdom Treasury 8.50%  2005. . . . . . . . . . .      300      518,740
                                                                     ---------
United Kingdom Treasury 9.00%  2000. . . . . . . . . . .      100      169,874
                                                                     ---------
     . . . . . . . . . . . . . . . . . . . . . . . . . .               688,614
                                                                     ---------
TOTAL FOREIGN BONDS & NOTES
(cost $2,234,630)  . . . . . . . . . . . . . . . . . . .             2,198,267
                                                                     ---------

U.S. TREASURY NOTES -- 3.9% (4)
UNITED STATES -- 3.9%
5.25% due 1/31/01. . . . . . . . . . . . . . . . . . . .      100       95,954
5.88% due 2/15/00. . . . . . . . . . . . . . . . . . . .      750      739,920
6.13% due 9/30/00. . . . . . . . . . . . . . . . . . . .      150      148,383
6.38% due 3/31/01. . . . . . . . . . . . . . . . . . . .      200      198,938
6.50% due 8/15/05. . . . . . . . . . . . . . . . . . . .      500      492,580
7.88% due 11/15/04 . . . . . . . . . . . . . . . . . . .      700      747,908
                                                                     ---------
                                                                     2,423,683
                                                                     ---------
TOTAL U.S. TREASURY NOTES (cost $2,399,088)  . . . . . .             2,423,683
                                                                     ---------

OPTIONS -- 0.0% +
JAPAN -- 0.0%
Nikkei 225 Index,Jun1997/17700 Put(3) zero coupon  1997.  189,400          833
                                                                     ---------

SINGAPORE -- 0.0%
Dbs 50 Index,Jan1998/403 Call(3) . . . . . . . . . . . .    8,300          480
Dbs 50 Index,Jan1998/404 Call(3) . . . . . . . . . . . .    2,300          160
Dbs 50 Index,Jan1998/407 Call(3) . . . . . . . . . . . .    8,000          415
Dbs 50 Index,Jan1998/407 Call(3) . . . . . . . . . . . .    7,900          411
                                                                         1,466
THAILAND -- 0.0%
Set 50 Index,Jan1998/2 Call(3) . . . . . . . . . . . .  1,119,400        1,235
Set 50 Index,Jan1998/2 Call(3) . . . . . . . . . . . .  1,143,800          720
Set 50 Index,Jan1998/2 Call(3) . . . . . . . . . . . .  1,116,400          449
Set 50 Index,Jan1998/2 Call(3) . . . . . . . . . . . .  1,122,900        1,038
                                                                         3,442
TOTAL OPTIONS (cost $44,596) . . . . . . . . . . . . . .                 5,741

                                                                     ---------

TOTAL INVESTMENT SECURITIES
(cost $50,794,677) . . . . . . . . . . . . . . . . . . .            51,909,074
                                                                     ---------

SHORT-TERM SECURITIES -- 3.3%
Cayman Island Time Deposit 3.00%  with
     State Street Bank and Trust co.,
     due 5/01/97 1997. . . . . . . . . . . . . . . . . .      706      706,000
     Cayman Island Time Deposit 4.50%  with
     State Street Bank and Trust Co.,
     due 5/01/971997 . . . . . . . . . . . . . . . . . .    1,329    1,329,000
                                                                     ---------
                                                                     2,035,000
                                                                     ---------

TOTAL SHORT-TERM SECURITIES
(cost $2,035,000)  . . . . . . . . . . . . . . . . . . .             2,035,000
                                                                     ---------

PRO FORMA
PORTFOLIO OF INVESTMENTS - APRIL 30, 1997 - (UNAUDITED) - (CONTINUED)

                                                    PRINCIPAL AMOUNT   VALUE
SECURITY DESCRIPTION                                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 8.8%


Agreement with State Street Bank and Trust Co.,
 bearing 4.00%, dated 4/30/97 to be repurchased
 5/01/97 in the amount of $2,434,270 collaterized
 by $2,475,000 U.S. Treasury Notes 5.76% due
 5/30/97 approximate aggregate value $2,488,406
 (cost $2,434,000)                                         $ 2,434  $ 2,434,000
Agreement with State Street Bank and Trust Co.,
 bearing 5.30%, dated 4/30/97 to repurchased
 5/01/97 in the amount of $1,035,152 collaterized
 by $1,055,000 U.S. Treasury Note 5.25% due
 7/01/97 approximate aggregate value $1,057,902
 (cost $1,035,000)                                           1,035   1,035,000
Joint Agreement with Paine Webber, Inc.,
 representing 3.20% undivided Interest, bearing
 5.30% dated 4/30/97 to be repurchased 5/01/97
 in the amount of $60,776,946 collaterized by
 $50,000,000 U.S. Treasury Note 6.50% due 5/30/01
 approximate aggregate value $62,001,625
 (cost $1,924,000)                                           1,924   1,924,000
                                                                     ----------

TOTAL REPURCHASE AGREEMENT
(cost $5,393,000)  . . . . . . . . . . . . . . . . . . .             5,393,000
                                                                     ----------


TOTAL INVESTMENTS --
(cost $58,222,677)                                            96.2% 59,337,074
Other assets less liabilities--                                3.8   2,371,156
                                                             ------------------


NET ASSETS--                                                 100.0% $61,708,230
                                                             ------------------
                                                             ------------------


-------------------------
+ Non-Income producing securities
* Resale restricted to qualified institutional buyers
(1) ADR-American Depositary Receipts
(2) GDR-Global Depositary Receipts
(3) Fair valued security, see Note 2
(4) Securities are not consistant with the investment policy of international Equity Portfolio, the surviving entity, and will be disposed of upon shareholder approval of the combination.

    See Notes to Pro Forma Financial Statements.

PRO FORMA
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (UNAUDITED)

                       OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                GROSS
       CONTRACT                IN                DELIVERY     UNREALIZED
      TO DELIVER           EXCHANGE FOR            DATE      APPRECIATION
      ----------           ------------            ----      ------------

 IEP        107,348     USD        169,889        5/06/97      $6,780
 IDEM     2,000,000     USD      1,170,275        6/12/97      11,884
  JPY   300,000,000     USD      2,461,034        6/12/97      82,944
* DEM       241,478     USD        150,000        7/23/97       9,721
  JPY    25,702,500     USD        230,000       10/24/97      22,093
  JPY    47,907,500     USD        433,454       10/24/97      45,932
* JPY    18,407,500     USD        166,546       10/24/97      17,649
                                                             ------------
                                                              199,003
                                                             ------------
                                                             ------------



                                                                 GROSS
                                                              UNREALIZED
                                                             DEPRECIATION
                                                             ------------

  USD       405,400     GBP        250,000        6/30/97      $(651)
* USD       144,327     DEM        241,478        7/23/97     (4,048)
* USD       154,643     JPY     18,407,500       10/24/97     (5,745)
                                                             ------------
                                                             (10,444)
                                                             ------------

Net Appreciation. . . . . . . . . . . . . . . . . . . .     $188,559
                                                             ------------
                                                             ------------


*Represents open forward foreign currency contracts and offsetting open forward foreign currency contracts that do not have additional market risk but have continued couterparty settlement risk.

DEM-Deutsche mark
GBP-Great Britain Pound
IEP-Irish Pound
JPY-Japanese Yen
USD-United States Dollar

                     STYLE SELECT INTERNATIONAL EQUITY PORTFOLIO
                           SUNAMERICA GLOBAL BALANCED FUND
                       NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                    APRIL 30, 1997
                                     (Unaudited)

1.  BASIS OF COMBINATION

    The Pro Forma Statement of Assets and Liabilities and Statement of Operations ("Pro Forma Statements") reflect the actual accounts of Style Select International Equity Portfolio ("International Equity") a separately managed portfolio of Style Select Series, Inc., and SunAmerica Global Balanced Fund ("Global Balanced") a separately managed portfolio of SunAmerica Equity Funds, for the period November 19, 1996, commencement of operations for the International Equity Portfolio, through April 30, 1997. These statements have been derived from the books and records of International Equity and Global Balanced used in calculating their respective daily net asset values for the periods stated above. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of the Global Balanced Fund Class A and Class B as of the close of business on April 30, 1997.

    The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Global Balanced in exchange for shares of International Equity. In conjunction with the reorganization, International Equity is the surviving portfolio.

    The Pro Forma Statements should be read in conjunction with the historical financial statements of International Equity and Global Balanced included in their respective Statements of Additional Information.

2.  VALUATION

    Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sale price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. The Funds may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Trustees. Short-term securities which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

3.  CAPITAL SHARES

    The pro forma combined net asset value per share assumes the issuance of additional shares of International Equity which would have been issued at April 30, 1997 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the April 30, 1997 net asset value of International Equity Class A ($12.48) and Class B ($12.44).

    The pro forma number of shares outstanding are as follows:

                             Class A        Class B           Class C
Shares
International Equity         1,841,936      1,134,927          87,909


Additional Shares issued       636,580      1,250,221               -

Pro Forma
Shares outstanding           2,478,516      2,385,148          87,909

     These pro forma financial statements assume that all shares of Global Balanced Class A and Class B outstanding on April 30, 1997 were exchanged, tax free, for International Equity Class A and Class B shares, respectively. Class C shares were not affected by the combination.


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4.   PRO FORMA OPERATING EXPENSES

     The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of International Equity, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the actual expenses of Global Balanced and International Equity combined, adjusted for certain items which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for International Equity at the level of assets of the combined fund for the stated period.